Angel Oak Mortgage Trust 2024-6 ABS-15G

Exhibit 99.2

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
2024060318	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed XXX or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; The file is missing the COC for the Service Fee for XXX and the Recording Service Fee of XXX the change happended on the Initial CD dated XXX no proof of refund issued	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.;
Received PCCD with letter, XXX label, and copy of refund Check in the amount of XXX.  Updating loan accordingly. ; Change status of 'Consummation or Reimbursement Date Validation Test' from Cleared to Cured Post Close.;
Received PCCD with letter, XXX label, and copy of refund Check in the amount of XXX. Updating loan accordingly.	XXX	Received PCCD with letter,XXXand copy of refund Check in the amount of XXX. Updating loan accordingly. This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37619.19.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	C	A	D	B	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
2024060318	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains XXX-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) exceed the comparable charges XXX by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a XXX-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the XXX-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; The file is missing the COC for the Service Fee for XXX and the Recording Service Fee of XXX the change happended on the Initial CD dated XXX	Change status of 'Charges That In Total Cannot Increase More Than XXX Test' from Active to Open Rebuttal.;
Received PCCD with letter, XXX, and copy of refund Check in the amount of XXX.  Updating loan accordingly. ; Change status of 'Charges That In Total Cannot Increase More Than XXX  Test' from Cleared to Cured Post Close.;
Received PCCD with letter, XXX, and copy of refund Check in the amount of XXX. Updating loan accordingly.	XXX	Received PCCD with letter,XXXand copy of refund Check in the amount of XXX. This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) do not exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for XXX-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37619.19.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	C	A	D	B	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
2024060318	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; The file is missing the COC for the Service Fee for XXX and the Recording Service Fee of XXX the change happended on the Initial CD dated XXX no proof of refund issued	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.;
Received PCCD with letter, XXX and copy of refund Check in the amount of XXX.  Updating loan accordingly. ; Change status of 'Reimbursement Amount Test' from Cleared to Cured Post Close.;
Received PCCD with letter, XXX, and copy of refund Check in the amount of XXX. Updating loan accordingly.	XXX	Received PCCD with letter,XXXand copy of refund Check in the amount of XXX. This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37619.19.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	C	A	D	B	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
2024060318	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Origination Appraisal is Partial	Origination Appraisal is Partial.	Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for use of the apppraisal that is listing an incorrect lender/client: No AMC. Compensating factors include Qualifying credit score is XXX, XXX (housing Ratio) or XXX (Total), Borrower with the same Employer/Business for XXX years, Verified reserves are XXX, Residual Income of XXX and XXX - last XXX months.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37619.19.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	B	C	A	D	B	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
2024060318	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Property is located in a XXX disaster area	Property is located in a XXX disaster area with no post disaster inpection. XXX declared XXX in a disaster area (XXX) on XXX with no release date provided by XXX The appraisal in file is dated XXX and shows no damage, however the appraisal date is prior to the XXX release date. A Post Disaster Inspection is required.	Change status of 'Property is located in a XXX' from Active to Cleared.; Received Post Disaster Inspection report showing No Damage. Exception cleared.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37619.19.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	A	C	A	D	B	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
2024060318	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Property located in XXX Declared Disaster Area with no subsequent Property Inspection	Property located in XXX Declared Disaster Area with no subsequent Property Inspection	Post Disaster Inspection provided - Received Post Disaster Inspection report showing No Damage. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37619.19.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	A	C	A	D	B	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
2024060318	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37619.19.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	A	A	C	A	D	B	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
2024060317	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	D	A	A	A	A	A	D	A	A	A	A	A	A	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060317	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	D	A	A	A	A	A	D	A	A	A	A	A	A	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060317	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third party AVM Confidence Score is less than XXX	Third party AVM Confidence Score of XXX is less than XXX	Change status of 'Third party AVM Confidence Score is less than XXX from Active to Open Rebuttal.; CDA Received - updating loan accordingly.	XXX	Additional third party valuation requested to support value.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	D	A	D	A	A	A	D	A	A	A	A	A	A	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060316	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32625.32.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060316	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32625.32.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060316	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX	Underwriting FICO is greater than or equql to the minimum required guideline FICO of XXX, Underwriting FICO of XXX is greater than or equql to the minimum required guideline FICO of XXX, Underwriting FICO of XXX is greater than or equql to the minimum required guideline FICO of XXX.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32625.32.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060267	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - ; Borrower has more than XXX years at current residence - ; Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060267	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - ; Borrower has more than XXX years at current residence - ; Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060454	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7524.34.	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060454	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation:	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; Client provided guideline exception allowing XXX despite XXX less than program minimum required based on borrower landlord experience and revolving Credit utilization less than XXX	XXX		XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7524.34.	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060454	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7524.34.	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060059	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Property is a non-arms length transaction.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
															Appraisal guideline violation: Property is a non-arms length transaction. Lender requested and received a guideline exception approval citing compensating factors of a XXX Credit Score with XXX minimumrequired by program, XXX months or reserves with only XXX months required, and XXX years in same business.; Appraisal guideline violation: Property is a non-arms length transaction. Lender requested and received a guideline exception approval citing compensating factors of a XXX Credit Score with XXX minimumrequired by program, XXX months or reserves with only XXX months required, and XXX years in same business.	XXX		XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6525.80.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060059	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6525.80.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060059	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6525.80.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060052	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $41616.72.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060052	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance.	Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Acknowledged by Client.;
Approved Exception for excessive NSF &lt;XXX Months;
Compensating Factors: Housing Payment decreasing by XXX per Month and XXX Month reserves, program min is XXX Months	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $41616.72.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060052	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $41616.72.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060052	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $41616.72.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060052	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial; Please provide HOI & Tax Information for Property listed on Final 1003 as a XXX Home XXX	Change status of 'Hazard Insurance Indicator is Partial' from Active to Open Rebuttal.;
XXX - Received LOX, showing property on XXX. Exception cleared. ; Please provide XXX; Tax Information for Property listed on Final 1003 as a Second Home XXX	XXX	Hazard insurance indicator is Present	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $41616.72.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060032	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared.	Third Party Valuation Product Provided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18557.21.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060032	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	High-Cost Mortgage Date the Rate Was Set Validation Test	This loan failed the date the rate was set validation test. ( 12 CFR §1026.32(1)(i)(A), (C) )This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.	This compliance test 'High-Cost Mortgage Date the Rate Was Set Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18557.21.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060032	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18557.21.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060032	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18557.21.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060032	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18557.21.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060033	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21557.74.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060033	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21557.74.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060033	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	Original PI Payment on Note matches Final CD, this is firing because the Closing Disclosure dated XXX page 257 monthly payment does not match.	Original PI Payment on Note matches Final CD	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21557.74.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060430	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $22885.64.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060430	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage APR Threshold Finding	This loan has an APR that exceeds the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien on a manufactured home is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien a non-manufactured home is less than XXX but greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a second lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount on a first lien a non-manufactured home or a second lien is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX	Loan is not subject to QM, exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $22885.64.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060430	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $22885.64.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060430	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $22885.64.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060405	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX	XXX Party Valuation Product Provided; Third Party Valuation Product Provided. Update	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $62914.40.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060405	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $62914.40.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060405	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $62914.40.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060409	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11592.11.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060409	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11592.11.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060409	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Missing XXX operating agreement and articles of organization for XXX and XXX	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; XXX - Received XXX and XXX letter showing company is active. Exception cleared.	XXX	XXX - Received Cert of Formation for XXX and XXX letter showing company is active. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11592.11.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060427	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Home Loan	Home Loan
 (XXX § 1, RI § 34-25.2-4 (m))
The loan is a home loan, as defined in the legislation, due to XXX of the following findings:
The loan is secured by a mortgage or deed of trust on real estate upon which there is located or there is to be located a structure or structures designed principally for occupancy of from XXX to XXX families which is or will be occupied by a borrower as the borrower's principal dwelling; orThe loan is secured by a security interest on a manufactured home which is or will be occupied by a borrower as the borrower's principal dwelling.	Condition not valid.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7731.76.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060427	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7731.76.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060427	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7731.76.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060427	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7731.76.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060418	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX	XXX Party Valuation Product Provided. Update.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6991.54.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060418	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and XXX is Not Eligible or Unavailable.	XXX Party Valuation Product Provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6991.54.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060418	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6991.54.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060418	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6991.54.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060412	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30969.54.; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060412	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30969.54.; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060412	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	High-Cost Mortgage Date the Rate Was Set Validation Test	This loan failed the date the rate was set validation test. ( 12 CFR §1026.32(1)(i)(A), (C) )This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.			This compliance test 'High-Cost Mortgage Date the Rate Was Set Validation Test' is no longer tested	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30969.54.; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060412	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed XXX or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.			This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30969.54.; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060412	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within XXX business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of XXX distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the XXX for lenders to use in complying with the requirements of this section; or(2)Data made available by the XXX or XXX for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of XXX			This loan passed the homeownership counseling organizations disclosure date test. ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is within XXX business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the XXX or XXX for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30969.54.; Borrower has stable job time - Borrower has XXX years at job.	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060412	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX regardless of the actual values on the disclosure.This calculation takes into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.; The initial LE issued within XXX days of the application date is missing from the file.			This loan passed the initial loan estimate delivery date test (from application).( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is not later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30969.54.; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060412	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the XXX. Your total tolerance violation is XXX Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).			XXX error, once corrected, finding no longer valid. This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30969.54.; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060412	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX XXX exceed the comparable charges XXX by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).			XXX error, once corrected, finding no longer valid. This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains XXX-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) do not exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a XXX-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for XXX-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the XXX-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the XXX-party service, consistent with §1026.19(e)(1)(vi).	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30969.54.; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060412	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.			This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30969.54.; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060407	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; Missing Initial CD from the file dated XXX per disclosure tracking summary	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
XXX - Received a copy of the Initial CD dated XXX. Updating Loan. ; Missing Initial CD from the file dated XXX per disclosure tracking summary	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17556.74.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060407	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	High-Cost Mortgage Date the Rate Was Set Validation Test	This loan failed the date the rate was set validation test. ( 12 CFR §1026.32(1)(i)(A), (C) )This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.	This compliance test 'High-Cost Mortgage Date the Rate Was Set Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17556.74.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060407	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared.	XXX Party Valuation Product Provided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17556.74.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060407	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17556.74.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060407	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17556.74.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060407	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17556.74.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060404	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19341.94.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060404	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19341.94.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060414	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	XXX, however there are XXX in the file, disqualifying borrower from the XXX	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
															XXX - Received LOX confirming - "The borrower has XXX XXX and a paystub in file does not disqualify the borrower from the XXX. Exception has been uploaded as well." Confirmation of Glenwood Trail is received/reviewed. Exception cleared.	XXX	The borrower income verification does match approval	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6146.14.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060414	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Per lender guidelines, borrower must own a primary residence. Borrower is renting a primary residence. No exception found in the file.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
															XXX - Received LOX confirming - "The borrower has XXX XXX and a paystub in file does not disqualify the borrower from the XXX. Exception has been uploaded as well." Per guidelines, XXX-month residential housing payment history required IF AVAILABLE. Rent Free is allowed. Exception cleared. ; Per lender guidelines, borrower must own a XXX. Borrower is renting a XXX. No exception found in the file.	XXX	Housing delinquency meets guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6146.14.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060414	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6146.14.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060414	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6146.14.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060414	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	File does not contain evidence of XXX. Fraud report shows XXX REO listed on XXX were purchased within the last XXX months. XXX not shown in Borrower name on fraud report. Deed in file shows XXX purchased in XXX
Lender Guidelines Section 5.3 : A Borrower who, at closing, will own more than XXX investment properties must demonstrate sufficient landlord experience. XXX Experience is defined as having experience owning and managing at least XXX rental property for at least XXX months within the past XXX years.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
															XXX - Received LOX confirming - "The borrower has owned XXX XXX and a paystub in file does not disqualify the borrower from the XXX. Exception has been uploaded as well." Confirmation of XXX is received/reviewed. Exception cleared.	XXX	XXX - Received LOX confirming - "The borrower has owned XXX XXX and a paystub in file does not disqualify the borrower from the XXX. Exception has been uploaded as well." XXX is received/reviewed. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6146.14.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060414	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower has not met the minimum tradeline requirement per lender guidelines, Section 5.4. At least XXX trade line must be a primary residential mortgage reporting for a minimum of XXX months. Borrower has been renting a primary for XXX years. No exception found in file.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Open Rebuttal.;
															XXX - Received LOX confirming - "The borrower has owned XXX XXX and a paystub in file does not disqualify the borrower from the XXX. Exception has been uploaded as well." Confirmation of XXX is received/reviewed. Exception cleared.	XXX	Borrower(s) have met the minimum tradeline requirement per lender guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6146.14.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060419	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $36642.96.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060419	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $36642.96.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060419	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	HAZARD INSURANCE CERTIFICATE MISSING	Missing copy of hazard insurance certificate	Change status of 'HAZARD INSURANCE CERTIFICATE MISSING' from Active to Open Rebuttal.; XXX - Received copy of the XXX. Updating loan.	XXX	Received copy of XXX certificate	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $36642.96.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060419	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	High-Cost Mortgage Date the Rate Was Set Validation Test	This loan failed the date the rate was set validation test. ( 12 CFR §1026.32(1)(i)(A), (C) )This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.	This compliance test 'High-Cost Mortgage Date the Rate Was Set Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $36642.96.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060419	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; PCCD XXX included XXX Discount Points, no XXX or proof of refund	XXX error, once corrected, finding no longer valid.This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $36642.96.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060419	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; PCCD XXX included XXX Discount points, No coc or proof of refund	XXX error, once corrected, finding no longer valid. This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $36642.96.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060432	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX			XXX Party Valuation Product Provided	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15024.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060432	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15024.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060432	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15024.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060400	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $54466.32.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060400	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $54466.32.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060406	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $33530.33.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060406	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $33530.33.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060415	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $20185.99.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060415	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $20185.99.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060269	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Per fraud report, property currently living in was purchased in XXX There is no mortgage associated with the property prior to XXX at which time a XXX was taken out. Borrowers 1003 states "No primary Housing expense"	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
XXX - LOX received "They had no housing history until they took out the XXX in XXX. ;
															This is a brand new XXX so I would list them as their primary being owned free and clear which was accurate. They are allowed to own their home free and clear. XXX of the new XXX has been included in the PITIA on the property to include it in their DTI. " Property was owned free and clear. Exception cleared.	XXX	Housing delinquency meets guidelines.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060269	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060269	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060411	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	XXX established and appraisal receipt acknowledged within 3 days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12393.49.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060411	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12393.49.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060411	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12393.49.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060194	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060194	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060202	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7468.14.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060202	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7468.14.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060202	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial; Please provide Mortgage Stmt, HOI, HOA (if Applicable) & Tax Information for the following properties:
XXX
XXX
XXX
Please Provide Mortgage Stmt, HOA (If Applicable)  and Tax Information for Property located at:
XXX	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
XXX - Received LOX.  XXX - documentation on properties is not required. Exception cleared. ; Please provide Mortgage XXX, XXX, XXX (if Applicable) XXX; Tax Information for the following properties: ;
XXX;
XXX;
XXX;
;
Please Provide Mortgage XXX, XXX (If Applicable)  and Tax Information for Property located at:;
XXX;	XXX	Borrower liabilities verified indicator is Present	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7468.14.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060202	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: ; Subject property pictures show XXX has exposed insulation on wall and shower appears to be under constructon. No notes from Appraiser regarding these items and report was dertimed "As Is'.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
XXX - Received LOX. "Although it looks like the XXX is under construction its not. If you review pic with XXX. That is the same XXX with the exposed insulation. That pic shows that this XXX is in working Condition. Per the appraisal, condition is "As Is". Exception cleared. ; Subject property pictures show XXX has exposed insulation on wall and shower appears to be under constructon. No notes from Appraiser regarding these items and report was dertimed "As Is'.	XXX	Appraisal guideline violation is now acceptable.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7468.14.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	C	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060160	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10387.70.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060160	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10387.70.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060160	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX	Third Party Valuation Product Provided	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10387.70.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060192	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23776.18.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060192	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23776.18.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060184	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX	Third Party Valuation Product Provided. Update	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $76136.12.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060184	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $76136.12.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060184	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $76136.12.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060413	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Exception used for rental history as the borrower currently rents. Guidelines require borrower to own their primary residence. Client provided a guideline exception allowing for the borrower to be renting their primary due to the borrower currently owning XXX other financed rental properties	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
Client provided guideline exception allowing for borrower renting based on verifield reserves of XXX months and credit history of XXX last XXX years on mortgages.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5143.26.
																				D	B	C	B	C	B	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024060413	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Downpayment source is from an unacceptable source	Downpayment source is from an unacceptable source. Minimum XXX months ownership for cash out. Borrower has owned the property for XXX months.	Change status of 'Downpayment source is from an unacceptable source' from Active to Acknowledged by Client.;
Client provided guideline exception allowing for Borrower getting cash out having only owned the property for XXX months based on verifield reserves of XXX months and credit history of XXX last XXX years on mortgages.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5143.26.
																				D	B	C	B	C	B	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024060413	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Borrower is required to own subject property for XXX months prior to allowing a cash out Borrower has owned property for XXX months and did not qualify for delayed financing since it wasnt XXX of the borrower's funds used for purchase. Client provided a guideline exception allowing for XXX month seasoning based on the lessor of the purchase price vs appraised value was used to qualify	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
XXX - Client exception for Other-Program. Guidelines - minimum XXX ownership for cash out; Actual - The borrwoer has owned the proeprty for XXX. Rationales - The borrower has owned the subject property for XXX. The lessor the appraised value/sales prices was used to compute the LTV. Acknowledged by Client.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5143.26.
																				D	B	C	B	C	B	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024060413	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Unresolved derogatory credit	Borrower has unresolved derogatory credit. Guidelines require consumer credit pay history of XXX, however the borrower has XXX in the last XXX months. Client provided a guideline exception allowing for XXX late payments based on the borrower having been XXX XXX on all mortgages in the last XXX years	Change status of 'Unresolved derogatory credit' from Active to Acknowledged by Client.;
Client provided guideline exception allowing for credit payment history being XXX in the last XXX months based on verifield reserves of XXX months and credit history of XXX last XXX years on mortgages.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5143.26.
																				D	B	C	B	C	B	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024060413	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5143.26.
																				D	B	A	A	C	B	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024060413	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.	Loan is either R&W eligible and/or the CU score is XXX or less	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5143.26.
																				D	B	D	A	C	B	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024060413	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Cash to Borrower Exceeds Maximum Allowable	Borrower must own their primary residence per the guideline and the borrower rents; and the guidelines indicates a minimum XXX month ownership of property for a cash out and the borrower has owned the subject for XXX months.	Cash to borrower does not exceed maximum allowable.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5143.26.
																				D	B	C	A	C	B	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024060413	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. The borrower provided mutliple paystubs to show the rental payments were paid directly from his Leave and Earnings Statement from the military. Section 6.1 indicates income derived from regular employment should not be disclosed.; XXX - The borrower income verification does not match approval. The borrower provided mutliple paystubs to show the rental payments were paid directly from his Leave and Earnings Statement from the military. Section 6.1 indicates income derived from regular employment should not be disclosed.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received LOX - XXX is XXX.income not required on DSCR loans. Exception cleared. ; XXX - The borrower income verification does not match approval. The borrower provided mutliple paystubs to show the rental payments were paid directly from his Leave and Earnings Statement from the military. Section XXX indicates income derived from regular employment should not be disclosed.	XXX	The borrower income verification does match approval	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5143.26.
																				D	B	C	A	C	B	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024060397	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11874.83.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060397	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11874.83.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060397	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.	Loan is either R&W eligible and/or the CU score is XXX or less	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11874.83.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060183	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Employment Verification does not meet guidelines	Lender Guidelines requires a CPA letter. Lender approval page 664 requires a CPA letter to verify XXX ownership and owner for XXX No CPA letter per page 337 and no CPA letter found in file.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Per AO direction exception is acknowledged. ; Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Per AO direction exception is acknowledged.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060183	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of -XXX months or $-XXX are less than the Guidelines minimum required of 6.00 or XXX
Borrower provided copies of XXX cashier’s checks dated XXX XXX XXX and XXX totaling XXX Borrower LOE page on XXX states cashier checks are from selling a property last summer. LOE is not supported by cashier check dates.

Per Lender Guidelines 3.1 - All funds used for closing and reserves must be sourced or seasoned for no less than XXX-days. Funds must be sourced or seasoned in a XXX. Funds coming from sources such as a Closing Disclosure, one-time legal settlement, sale of an asset, or other similar transactions do not need to be seasoned.

There is no XXX in the file to show the XXX in XXX were deposited into the XXX. The file is missing a final CD showing proof of property sold to source the XXX in XXX checks.
Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
Per AO direction exception is acknowledged. ; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
Per AO direction exception is acknowledged.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060183	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX

Borrower provided copies of XXX checks dated XXX, and XXX totaling XXX Borrower LOE page on XXX states XXX checks are from selling a property last summer. LOE is not supported by XXX check dates.

Per Lender Guidelines 3.1 - All funds used for closing and reserves must be sourced or seasoned for no less than XXX-days. Funds must be sourced or seasoned in a XXX. Funds coming from sources such as a Closing Disclosure, one-time legal settlement, sale of an asset, or other similar transactions do not need to be seasoned.

There is no XXX in the file to show the XXX in cashier’s checks were deposited into the borrower’s XXX The file is missing a final CD showing proof of property sold to source the XXX in XXX checks.	Change status of 'Insufficient cash to close.' from Active to Open Rebuttal.;
Per AO direction exception is acknowledged. ; Change status of 'Insufficient cash to close.' from Open Rebuttal to Acknowledged by Client.;
Per AO direction exception is acknowledged.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060183	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock.	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
Lender exception for payment shock exceeding XXX. Borrower owns current primary free and clear. Exception based on LTV XXX, business for XXX years, verified XXX months of reserves.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060183	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060183	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. Per lender Guidelines 2.9.16.3, Evidence of Insurance must provide the following information: Policy Number. There is no policy number on the HOI invoice or binder.	Change status of 'Hazard Insurance Indicator is Partial' from Active to Open Rebuttal.;
Receive Insurance Binder - no policy number provided. Per lender Guidelines 2.9.16.3, Evidence of Insurance must provide the following information: Policy Number. There is no policy number on the XXX invoice or binder. ; Change status of 'Hazard Insurance Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
Per AO direction exception is acknowledged.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060183	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Third Party Valuation Product not Provided to Support Origination Appraised Value.

Seller acquired subject property XXX for XXX Apprasied value is XXX as of XXX This is a XXX value increase in XXX days.

Lender Guidelines require a second appraisal in the following circumstances: Flip Transactions with a greater than XXX increase in sales price if the seller acquired the property in the past XXX days.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.;
Per AO direction exception is acknowledged. ; Change status of 'Third Party Valuation Product not Provided' from Open Rebuttal to Acknowledged by Client.;
Per AO direction exception is acknowledged.	XXX	Third Party Valuation Product Provided; Third Party Valuation Product Provided	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060174	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12847.02.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060174	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12847.02.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060174	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Borrower has owned property since XXX There is only XXX months of history on the credit report, base on a new mortgage on the property XXX	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
XXX - Received LOX: Guidelines state "if" available. The bwr owned Prim Res Free/Clear and SiteX uploaded to provide. Exception cleared. ; Borrower has owned property since XXX. There is only XXX months of history on the credit report, base on a new mortgage on the property XXX	XXX	Housing delinquency meets guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12847.02.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060179	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; Final 1003 REO Section does not reflect property located at XXX per LOX in file from borrower stating they own a XXX and its currently free & clear.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
Received updated final 1003 showing XXX for XXX. No payments necessary since property is owned Free and Clear. Exception cleared. ; Final 1003 XXX Section does not reflect property located at XXX per LOX in file from borrower stating they own a XXX and its currently free & clear.	XXX	Final Loan Application is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14831.04.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060179	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14831.04.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060196	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $33864.48.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060196	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Loan amount is greater than the maximum loan amount allowed per guidelines	Loan amount of XXX is greater than the maximum loan amount allowed per guidelines of XXX	Change status of 'Loan amount is greater than the maximum loan amount allowed per guidelines' from Active to Acknowledged by Client.;
Lender exception for loan amount over XXX. See lender exception page 689. Exception based on XXX years employment, housing payment decreasing, XXX residual income.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $33864.48.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060196	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $33864.48.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060196	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	File is a missing a CPA letter. Page 544 processor cert states no CPA letter required. Per lender guidelines and matrix, CPA letter or XXX party verification required to validate business ownership percentage. Page 550 shows XXX ownership on XXX agreement, however this document was completed by the borrower.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; XXX - XXX documentation received. CPA letter not required. Exception cleared.	XXX	XXX - XXX documentation received. CPA letter not required. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $33864.48.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060402	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13321.52.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060402	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Condo Approval Missing	Condo approval indicator is Missing. The subject property is a report/condotel property which is an ineligible property per guidelines 2.6.2	Change status of 'Condo Approval Missing' from Active to Open Rebuttal.;
Received LOX. Per XXX, the box for XXX is not checked out making this property a XXX Only. Declaration of XXX also provided. Exception cleared.	XXX	XXX approval indicator is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13321.52.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060402	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Note Document Indicator is Partial	Note document indicator is. The note in file does not indicate interest only, however the payment listed on the note is the interest only payment and all other documentation in file shows subject includes XXX years of interest only payments	Note document indicator is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13321.52.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060173	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10211.70.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060173	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10211.70.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060182	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060182	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060186	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Residual income does not meet guidelines.	Residual income does not meet guidelines.	Condition fired in error, loan is a DSCR loan and condition not applicable.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10512.96.
																				D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060186	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX	Third Party Valuation Product Provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10512.96.
																				D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060186	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10512.96.
																				D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060186	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: ; Appraisal report reflects subject property is located in a XXX however Monthly/Annual amount is missing.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
XXX - Received appraisal report reflecting XXX amount of XXX per year. Exception cleared.; Appraisal report reflects subject property is located in a XXX, however Monthly/Annual amount is missing.	XXX	Appraisal guideline violation is now acceptable. XXX - Received appraisal report reflecting XXX amount of XXX per year. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10512.96.
																				D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060222	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage APR Threshold Finding	This loan has an APR that exceeds the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a XXX lien on a manufactured home is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien a non-manufactured home is less than XXX but greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a second lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount on a first lien a non-manufactured home or a second lien is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX	Loan is not subject to QM, exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10797.70.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060222	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10797.70.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060222	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10797.70.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060222	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10797.70.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060177	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX CDA received - updated loan accordingly.	Third Party Valuation Product Provided.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10797.70.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060177	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	XXX Party Valuation Product not Provided to Support Origination Appraised Value within XXX CDA received - updated loan accordingly.	Third Party Valuation Product Provided. CDA received.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10797.70.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060177	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10797.70.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060169	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18870.10.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060169	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18870.10.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060168	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. Per guidelines, the max payment shock for a XXX is XXX Please provide underwriter exception for payment shock; or calculations to support that the payment is within guidlines	Change status of 'Payment shock exceeds lender guidelines' from Active to Open Rebuttal.;
XXX - Per guidelines, the Payment Shock maximum amount is XXX. Exception cleared. ; Please provide underwriter exception for payment shock; or calculations to support that the payment is within guidlines	XXX	Payment shock of XXX does not exceed the lender guidelines tolerance for payment shock.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $35406.52.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060168	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $35406.52.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060168	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Effective Date is after the Note Date	The hazard insurance effective date of XXX is after the note date of XXX Please provide proof of insurance in place on or before Note date.	Change status of 'Hazard Insurance Effective Date is after the Note Date' from Active to Open Rebuttal.;
XXX - Received Attestation Letter stating "per the Insurance company there have been no claims placed on this property, prior to effective date of policy XXX'. Exception cleared. ; Please provide proof of insurance in place on or before Note date.	XXX	XXX - Received Attestation Letter stating "per the Insurance company there have been no claims placed on this property, prior to effective date of policy XXX, Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $35406.52.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060168	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $35406.52.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060168	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $35406.52.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060215	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Credit report reflects XXX on investment mortgage. XXX on investment mortgage.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
Lender approved exception for XXX on investment mortgage. Approval granted based on income and employment, loan must close in XXX name, be XXX and benefit the borrower. Approval found on page 1.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060215	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060215	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Incorrect rescission model used - XXX form model XXX used for refinance not with Original Lender or Lender Affiliate	Incorrect rescission model used - XXX form XXX used for refinance not with Original Lender or Lender Affiliate	XXX form XXX-XXX used for Yes	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060215	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Loan amount XXX TPV not required.	Third Party Valuation Product Provided. CDA provided value supported. Condition cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060167	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Program guidelines state Rent Free is not allowed. ; Per Fraud report page 291. Borrower paid cash for the property on XXX	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received LOX with guidelines confirmation. Residential property can be owned free and clear. Documentation of borrower paying for property in cash provided. Exception cleared. ; Per Fraud report page 291. Borrower paid cash for the property on XXX. Program guidelines state Rent Free is not allowed.	XXX	Housing delinquency meets guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20310.44.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060167	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TILA Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXX The disclosed finance charge of XXX is not considered accurate because it is understated by more than XXX The finance charge is XXX however, the disclosed finance charge on the Final CD XXX is stated as XXX It is not considered accurate because it is understated by XXX	Change status of 'TILA Finance Charge Test' from Active to Open Rebuttal.;
Removed Property Taxes from the calculation as they are not an APR fee. ; The finance charge is XXX, however, the disclosed finance charge on the Final CD XXX is stated as XXX. It is not considered accurate because it is understated by XXX.	XXX	This loan passed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXX. The disclosed finance charge of XXX is considered accurate because:It is understated by no more than XXX orIt is greater than the amount required to be disclosed.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20310.44.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060167	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TILA Rescission Finance Charge Test	This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is XXX The disclosed finance charge of XXX is not considered accurate for purposes of rescission because it is understated by more than XXX of XXX percent of the face XXX of the note or XXX whichever is greater.	Change status of 'TILA Rescission Finance Charge Test' from Active to Open Rebuttal.; Removed Property Taxes from the calculation as they are not an APR fee.	XXX	This loan passed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is XXX The disclosed finance charge of XXX is considered accurate for purposes of rescission because:It is understated by no more than XXX of XXX percent of the face amount of the note or XXX whichever is greater; orIt is greater than the amount required to be disclosed.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20310.44.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060167	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20310.44.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060420	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7058.40.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060420	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7058.40.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060166	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; The initial CD issued XXX per the disclosure tracking summary, is missing from the file.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
XXX - Received Initial CD dated XXX. Updating loan. ; The initial CD issued XXX, per the disclosure tracking summary, is missing from the file.	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23841.54.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060166	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23841.54.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060166	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	The affiliate business disclosure is Not Applicable	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23841.54.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	B	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060166	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23841.54.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060166	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX .Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX error, once corrected, finding no longer valid. This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23841.54.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060166	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23841.54.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060166	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23841.54.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060166	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23841.54.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060166	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Minimum Trade Line Requirement Not Met	Missing Bankruptcy and Foreclosure documentations. Per guidelines, Bankrupties discharged within the past XXX years must provide documentations.; XXX - Missing Bankruptcy and Foreclosure documentations. Per guidelines, Bankrupties discharged within the past XXX years must provide documentations.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Open Rebuttal.;
XXX - Note: XXX dismissed dates are: XXX and XXX. Per Matrix doesn't req documentation. Also, these were dismissed prior to application date of XXX. Exception cleared. ; XXX - Missing Bankruptcy and Foreclosure documentations. Per guidelines, XXX discharged within the past XXX years must provide documentations.	XXX	Borrower(s) have met the minimum tradeline requirement per lender guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23841.54.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060181	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification is Unavailable	Borrower employment verification is Unavailable; Missing XXX income documentation	Change status of 'Borrower Employment Verification is Unavailable' from Active to Open Rebuttal.;
Received VOE dated XXX showing Borrower is Active in employment and has been since XXX. VOE shows XXX, etc. Exception cleared. ; Missing XXX income documentation	XXX	Borrower employment verification is Stated Level XXX Verified (as defined)	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15529.16.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060181	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15529.16.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060181	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15529.16.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060181	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification Level is Missing	The borrower income verification level is Missing; Missing XXX income documentation	Change status of 'Borrower Income Verification Level is Missing' from Active to Open Rebuttal.;
Received VOE dated XXX showing Borrower is Active in employment and has been since XXX. VOE shows XXX, etc. Exception cleared. ; Missing XXX income documentation	XXX	The borrower income verification level is Level XXX – Stated/Prior year XXX or XXX and XXX paystubs/SE borrower XXX yrs Tax Returns	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15529.16.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060181	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification Level is missing	The borrower employment verification level is Missing; Missing XXX income documentation	Change status of 'Borrower Employment Verification Level is missing' from Active to Open Rebuttal.;
Received VOE dated XXX showing Borrower is Active in employment and has been since XXX. VOE shows XXX, etc. Exception cleared. ; Missing XXX income documentation	XXX	The borrower employment verification level is Level XXX - Verified-direct independent verif XXX party	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15529.16.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060181	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Residual income does not meet guidelines.	Residual income of XXX does not meet minimum guidelines.	Change status of 'Residual income does not meet guidelines.' from Active to Open Rebuttal.; Per guidelines, Residual income of XXX or more - this file meets the guidelines. Exception cleared.	XXX	Residual income meets guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15529.16.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060200	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification is less than XXX months	Condition fired in error, once data entry correced,condition not applicable.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5358.22.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060200	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5358.22.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060200	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5358.22.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060262	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock.	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
Client provided guideline exception allowing for payment shock exceeding tolerance based on qualifying credit score of XXX, XXX/XXX DTI, XXX LTV, XXX months valid reserves and stable employment stability of XXX years.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $46475.96.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060262	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $46475.96.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060262	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $46475.96.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060262	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Residual income does not meet guidelines.	Residual income of XXX does not meet minimum guidelines.	Change status of 'Residual income does not meet guidelines.' from Active to Open Rebuttal.;
XXX - Per guidelines, Residual Income Minimum is XXX. Per CRSE, Residual Income is XXX. Calculated Residual Income is XXX and meets guidelines requirements. Exception cleared.	XXX	Residual income meets guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $46475.96.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060226	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; Hazard insurance coverage is sufficient. The site value is XXX per the appraiser. Insurance coverage of XXX is sufficient to cover the loan requirements of XXX
The State of XXX enacted a statute effective XXX that does not allow the XXX to disclose guaranteed replacement coverage or the replacement cost estimator. Exception cleared.	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.;
XXX  coverage is sufficient.  The site value is XXX per the appraiser.  Insurance coverage of XXX is sufficient to cover the loan requirements of XXX;
The State of XXX enacted a statute effective XXX  that does not allow the XXX to disclose guaranteed replacement coverage or the replacement cost estimator.  Exception cleared.; XXX  coverage is sufficient.  The site value is XXX  per the appraiser.  Insurance coverage of XXX is sufficient to cover the loan requirements of XXX.
The State of XXX enacted a statute effective XXX that does not allow the insurance company to disclose guaranteed replacement coverage or the replacement cost estimator. Exception cleared.	XXX	XXX coverage is sufficient. XXX coverage is sufficient. The site value is XXX per the appraiser. Insurance coverage of XXX is sufficient to cover the loan requirements of XXX
The State of XXX enacted a statute effective XXX  that does not allow the insurance company to disclose guaranteed replacement coverage or the replacement cost estimator.  Exception cleared.; XXX coverage is sufficient.  XXX coverage is sufficient.  The site value is XXX per the appraiser.  Insurance coverage of XXX is sufficient to cover the loan requirements of XXX;
The State of XXX enacted a statute effective XXX that does not allow the insurance company to disclose guaranteed replacement coverage or the replacement cost estimator. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7353.25.
; Borrower has more than 2XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060226	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7353.25.
; Borrower has more than 2XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060226	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7353.25.
; Borrower has more than 2XXX years at current residence - Borrower at current residence XXX years
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2024060220	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11745.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060220	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11745.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060220	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Date the Rate Was Set Validation Test	This loan failed the date the rate was set validation test.The loan did not provide the date the rate was set, which is required for the XXX Rate Spread Home Loan Finding for loans closed on or after XXX	This compliance test 'XXX Date the Rate Was Set Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11745.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060220	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	High-Cost Mortgage Date the Rate Was Set Validation Test	This loan failed the date the rate was set validation test. ( 12 CFR §1026.32(1)(i)(A), (C) )This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.	This compliance test 'High-Cost Mortgage Date the Rate Was Set Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11745.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060220	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	XXX error, once corrected, finding no longer valid. This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11745.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060220	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX XXX exceed the comparable charges XXX by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a XXX-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for XXX-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the XXX-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX error, once corrected, finding no longer valid. This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) do not exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for XXX-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the XXX service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the XXX-party service, consistent with §1026.19(e)(1)(vi).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11745.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060220	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX error, once corrected, finding no longer valid. This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11745.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060197	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Was Not Provided Within XXX Days (12 CFR 1026.35(c)(5))	The Right to Receive Appraisal Disclosure provided to the borrower on XXX was not provided within XXX days of application date of XXX	The Right to Receive Appraisal Disclosure provided to the borrower on XXX was provided within XXX days of application date of XXX.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	D	A	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060197	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	External Obsolescense Present Indicator is Yes	External obsolescence present indicator is Yes. Subject is near a major XXX	Change status of 'External Obsolescense Present Indicator is Yes' from Active to Open Rebuttal.; XXX - No issues. Exception cleared.	XXX	External obsolescence present indicator is No	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	D	A	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060197	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	D	A	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060197	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	D	A	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060197	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	D	A	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060197	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.	Loan is either R&W eligible and/or the CU score is XXX or less	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	D	A	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060197	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial: Missing hazard policy/taxes undisclosed properties on final 1003 : XXX Hazard p. XXX. provide documentation for current o.o property as not disclosed on final 1003	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; XXX - Received documentation for the REO properties. Exception cleared.	XXX	Borrower liabilities verified indicator is Present	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	D	A	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060223	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7370.39.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060223	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7370.39.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060246	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TILA Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXX The disclosed finance charge of XXX is not considered accurate because it is understated by more than XXX Please confirm the disclosed finance charge as accurate or provide XXX The Borrower Paid Fees include:

XXX Fees - XXX
Title – Courier Fee - XXX
Title – E Recording Fee - XXX
Title – Escrow Fee - XXX
Prepaid Interest - XXX
XXX Fees – Borrower’s XXX - XXX
This loan passed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXX. The disclosed finance charge of XXX is considered accurate because:It is understated by no more than XXX; orIt is greater than the amount required to be disclosed.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21078.30.
																				D	B	C	A	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060246	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Derogatory debts reported on report.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.;
Client Exception granted for derogatory credit lines based on DTI , verified reserves of XXX months; sufficient residual, XXX in last XXX; and qualifying LTV	XXX	Borrower liabilities verified indicator is Present	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21078.30.
																				D	B	D	B	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060246	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	CoBorrower Liabilities Verified Indicator is Partial	CoBorrower Liabilities Verified Indicator is Partial	Condition fired in error, once data entry correced,condition not applicable.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21078.30.
																				D	B	D	A	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060246	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21078.30.
																				D	B	C	B	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060246	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21078.30.
																				D	B	A	A	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060246	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21078.30.
																				D	B	A	A	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060225	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
Lender exception for XXX months seasoning vs XXX months required by guidelines. Exception granted based on FICO XXX, verified reserves XXX, credit history XXX - last XXX months.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $29583.28.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060225	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $29583.28.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060225	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $29583.28.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060225	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00%. Lender used XXX of XXX gross rental income for subject property. Lender GLs require form 1007 with the appraisal or a copy of the current lease. Processor certification in file page 372 states "due to 1007 being added in on the appraisal we no longer are required to have the lease. Please waive this condition". Subject property was vacant at the time of appraisal. There is no lease or Form 1007 in the loan file. ; XXX - Qualifying DTI of XXX exceeds guideline maximum of XXX Lender used XXX of XXX gross rental income for subject property. Lender GLs require form 1007 with the appraisal or a copy of the current lease. Processor certification in file page 372 states "due to 1007 being added in on the appraisal we no longer are required to have the lease. Please waive this condition". Subject property was vacant at the time of appraisal. There is no lease or Form 1007 in the loan file.
Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
XXX - Received copy of Rent Schedule confirming the rental amount on the subject property.  Inputting information to show the XXX of property using this information. ; XXX - Qualifying DTI of XXX exceeds guideline maximum of 50.00%. Lender used XXX of XXX gross rental income for subject property. Lender GLs require form XXX  with the appraisal or a copy of the current lease. Processor certification in file page XXX states "due to XXX being added in on the appraisal we no longer are required to have the lease. Please waive this condition". Subject property was vacant at the time of appraisal. There is no lease or Form XXX in the loan file. ;
XXX	Documentation provided to support Qualifying DTI below XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $29583.28.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060225	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 80.00.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
XXX - Copy of guidelines received. Showing max LTV/CLTV is XXX. Updating loan to clear exception.	XXX	Original CLTV of XXX adheres to the guideline maximum CLTV of 85.00.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $29583.28.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060225	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 80.00 based on a loan amount of XXX and value used for LTV of XXX	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.; XXX - Copy of guidelines received. Showing max LTV/CLTV is XXX. Updating loan to clear exception.	XXX	Original LTV of XXX adheres to the guideline maximum LTV of 85.00.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $29583.28.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060235	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060235	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.	AVM provided that supports value. Condtion cleared	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060235	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Co-Borrower residency documentation not provided or issue with documentation	Co-Borrower residency documentation not provided or issue with documentation. Inital or Final 1003 does not reflect co-borrower Citizenship status.	Change status of 'Co-Borrower residency documentation not provided or issue with documentation' from Active to Open Rebuttal.;
Copy of 1003 showing co-borrower is a XXX Citizen provided. Exception cleared.	XXX	Co-Borrower residency documentation has been provided and there are no issues with documentation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060172	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17668.64.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060172	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17668.64.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060172	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Per Lender Guidelines, not applicable loan amount is less than XXX and XXX. Exception cleared.	XXX Party Valuation Product Provided.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17668.64.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060172	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX and warrant, clear XXX	Third Party Valuation Product Provided. Update	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17668.64.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060161	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13912.64.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060161	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13912.64.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060171	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Settlement Cost Booklet was provided more than XXX days from the Originator Application Date	Settlement Cost Booklet date of XXX is more than XXX days from the Originator application date of XXX	Settlement Cost Booklet date is within XXX days from the Originator application date of XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060171	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060171	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060171	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060165	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060165	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060165	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared.	Third Party Valuation Product Provided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060165	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX	Third Party Valuation Product Provided. Update	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060165	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060165	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX .Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX error, once corrected, finding no longer valid. This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060165	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX error, once corrected, finding no longer valid. This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060214	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Missing previous rent history documented with twelve months cancelled rent checks.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.; XXX - Received LOX with bank statements showing full Rental payments from XXX through XXX. Exception cleared.	XXX	Housing delinquency meets guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10044.86.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060214	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10044.86.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060214	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage APR Threshold Finding	This loan has an APR that exceeds the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien on a manufactured home is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note XXX for a first lien a non-manufactured home is less than XXX but greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a second lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount on a first lien a non-manufactured home or a second lien is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX	Loan is not subject to QM, exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10044.86.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060214	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10044.86.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060214	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10044.86.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060421	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23551.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds 10 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060421	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23551.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds 10 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060395	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Per Disclosure Tracking Summary Initial CD XXX missing from file	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.; XXX - Received initial CD dated XXX ; Per Disclosure Tracking Summary Initial CD XXX missing from file	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or $16632.59.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060395	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Was Not Provided Within XXX Days (12 CFR 1026.35(c)(5))	The Right to Receive Appraisal Disclosure provided to the borrower on XXX was not provided within XXX days of application date of XXX	The Right to Receive Appraisal Disclosure provided to the borrower on XXX was provided within XXX days of application date of XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or $16632.59.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060395	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or $16632.59.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060395	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage APR Threshold Finding	This loan has an APR that exceeds the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien on a manufactured home is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien a non-manufactured home is less than XXX but greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a second lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount on a first lien a non-manufactured home or a second lien is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX	Loan is not subject to QM, exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or $16632.59.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060395	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or $16632.59.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060395	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or $16632.59.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060204	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12452.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060204	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12452.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060201	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13571.63.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060201	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage APR Threshold Finding	This loan has an APR that exceeds the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien on a manufactured home is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien a non-manufactured home is less than XXX but greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a second lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount on a first lien a non-manufactured home or a second lien is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX	Loan is not subject to QM, exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13571.63.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060201	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13571.63.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060201	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13571.63.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060201	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Guideline Section XXX requires verification of the existense of the business within XXX calendar days prior to the note date by a third part or phone listing. The file contains a phone listing for a CPA, however the CPA letter and business licesnse for the borrower's business are not found in the file	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
XXX - Received CPA letter dated XXX Verbal VOE with Time stamp XXX; and business search documentation. Exception cleared.	XXX	XXX - Received CPA letter dated XXX; Verbal VOE with Time stamp XXX; and business search documentation. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13571.63.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060209	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $35755.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060209	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $35755.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060228	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21195.68.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060228	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21195.68.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060176	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fully Executed Purchase Contract is Partial	The fully executed purchase contract is Partial; missing addendum with seller concessions for XXX per final cd pg. 499	Change status of 'Fully Executed Purchase Contract is Partial' from Active to Open Rebuttal.; XXX - Received Contract XXX showing XXX. Exception cleared. ; missing XXX for XXX per final cd pg. 499	XXX	The fully executed purchase contract is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060176	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060176	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060396	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage APR Threshold Finding	This loan has an APR that exceeds the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien on a manufactured home is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien a non-manufactured home is less than XXX but greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a second lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount on a first lien a non-manufactured home or a second lien is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX	Loan is not subject to QM, exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $32225.56.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060396	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $32225.56.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060396	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $32225.56.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060396	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $32225.56.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060396	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX The Bank Statement Matrix indicates the VOR option has a maximum LTV of XXX The file contains an VOR from the landlord with a XXX month history verified.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
XXX - Received LOX. Re-reviewed guidelines and per the Note Rate with Credit Score the LTV/CLTV max is XXX. Updating guidelines information.	XXX	Original CLTV of XXX adheres to the guideline maximum CLTV of 85.00.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $32225.56.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060396	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX The Bank Statement Matrix indicates the VOR option has a maximum LTV of XXX The file contains an VOR from the landlord with a XXX month history verified.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
XXX - Received LOX. Re-reviewed guidelines and per the Note Rate with Credit Score the LTV/CLTV max is XXX. Updating guidelines information.	XXX	Original LTV of XXX adheres to the guideline maximum LTV of 85.00.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $32225.56.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060392	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $24195.81.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060392	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $24195.81.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060392	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $24195.81.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060391	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14137.40.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060391	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14137.40.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060132	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28685.12.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060132	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28685.12.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060265	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10477.14.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060265	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10477.14.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060727	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $67150.72.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060727	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $67150.72.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060727	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX Third Party Valuation Product Not Provided and CU Score is XXX XXX - Third Party Valuation Product Not Provided and CU Score is XXX XXX - XXX. TPV not required.			Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $67150.72.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060727	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and XXX is Not Eligible.			Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $67150.72.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060727	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX			Third Party Valuation Product Provided; Third Party Valuation Product Provided	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $67150.72.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060278	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	B		B	A	A	A	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060278	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	B	A	A	A	A	A	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060278	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	B	A	A	A	A	A	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060276	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX			AVM provided, value supported. Condition cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060276	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060134	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15305.84.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B		B	A	A	D	A	A	B	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060134	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided.	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Per Lender guidelines, not applicable.; The Lender's Guidelines do not require a TPV for loan amounts < XXX			XXX provided. Value supported. Condition cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15305.84.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	A	A	D	A	A	B	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060134	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15305.84.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	A	A	D	A	A	B	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060134	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15305.84.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	A	A	D	A	A	B	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060134	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX			Third Party Valuation Product Provided; Third Party Valuation Product Provided	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15305.84.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	A	A	D	A	A	B	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060277	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060277	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060277	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Qualifying DTI of XXX exceeds guideline maximum of 50.00.			Documentation provided to support Qualifying DTI below XXX. Documentation provided to support Qualifying DTI below XXX.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060014	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 0. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060014	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 0. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060020	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. ; Credit Risk Summary shows an exception was given for only having one tradeline. Proof of XXX months rent is in the file, LTV is XXX and FICO is XXX Exception Approval in place - Pg 992	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.; Client provided guideline exception allowing for minimum tradeline requirement not being met based on XXX FICO and XXX LTV with is XXX below program maximum.	XXX		XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12356.66.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060020	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12356.66.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060253	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $131037.18, are greater than the Guideline Minimum of 6.00 or $18344.16.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060253	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	XXX Summary Report is Missing	The XXX indicator is Missing; Not required with loan amount of XXX			The XXX indicator is Not Applicable	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $131037.18, are greater than the Guideline Minimum of 6.00 or $18344.16.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060253	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $131037.18, are greater than the Guideline Minimum of 6.00 or $18344.16.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060253	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Desk Review variance to appraised value exceeds XXX	Third party Desk Review variance exceeds XXX maximum allowed.			AVM provided, value supported. Condition cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $131037.18, are greater than the Guideline Minimum of 6.00 or $18344.16.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060238	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11532.50.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060238	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11532.50.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060256	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval; Bank statement income does not support the amount used to qualify.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.; XXX - Income Calc provided showing XXX month XXX at XXX Ownership and XXX Expense Ratio received. Income amount matches what was stated on XXX and XXX. Exception cleared. ; Bank statement income does not support the amount used to qualify.	XXX	The borrower income verification does match approval	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6104.38.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060256	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6104.38.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060256	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6104.38.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060249	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060249	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060456	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $38034.84.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060456	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $38034.84.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060254	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5331.04.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060254	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.			AVM provided, value supported. Condition cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5331.04.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060254	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5331.04.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060239	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Non-Arms Length tranaction no exception approval provided	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; XXX - CRSE received. Client acknowledges: Borrower: Yes - Non Arms length transaction; Exception given due to mortgage on property paid as agreed and value validated with review. Compensating factors: Quaqlifying Credit Score is XXX; XXX LTV, Using own funds; Reserves of XXX Months. Acknowledged by Client.	XXX		XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16061.28.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060239	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16061.28.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060239	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16061.28.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060236	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $29449.38.; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060236	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	XXX Summary Report is Missing	The XXX indicator is Missing			The XXX indicator is Not Applicable	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $29449.38.; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060236	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX AVM Received - updating loan accordingly. ; Missing third party valuation with loan amount of XXX No XXX in file.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.;
															AVM Received - updating loan accordingly. ; Missing third party valuation with loan amount of XXX No XXX in file.	XXX	Third Party Valuation Product Provided - AVM Received - updating loan accordingly. ; AVM Received - updating loan accordingly.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $29449.38.; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060242	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Per XXX Interest Amount Test	This loan failed the per diem interest amount test. (XXX. Prof. Code §2948.5)The per diem interest amount charged on the loan XXX exceeds the per diem interest charge or credit threshold ($XXX).PLEASE NOTE: An additional XXX buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.	Change status of 'Per Diem Interest Amount Test' from Active to Open Rebuttal.; XXX - Additional XXX was provided/not entered. Prepaid Interest field was updated on the additinal XXX. Updating and re-running XXX.	XXX	This loan passed the per diem interest amount test. (CA Bus. Prof. Code §2948.5)The per diem interest amount charged on the loan ($-68.68) does not exceed the per diem interest charge or credit threshold ($-33.34).PLEASE NOTE: An additional XXX XXX was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13405.13.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060242	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13405.13.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060242	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13405.13.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060457	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6818.88.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060457	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6818.88.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060240	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Flood Certificate is Missing	The flood certification is Missing	Change status of 'Flood Certificate is Missing' from Active to Open Rebuttal.; XXX - Flood Cert Provided. Exception cleared.	XXX	The flood certification is Present	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $39063.91.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060240	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $39063.91.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060240	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $39063.91.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060240	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $39063.91.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060244	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10090.84.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060244	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10090.84.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060244	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10090.84.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060237	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14369.08.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060237	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14369.08.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060233	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $60093.14.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060233	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $60093.14.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060255	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $60093.14.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060255	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $60093.14.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060255	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $60093.14.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060250	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16212.58.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060250	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16212.58.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060248	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8351.74.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060248	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8351.74.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060248	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8351.74.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060243	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines (XXX trade lines reporting for XXX months with activity in last XXX months) ; Borrower(s) have not met the minimum tradeline requirement per lender guidelines.			Borrower(s) have met the minimum tradeline requirement per lender guidelines. ; Borrower(s) have met the minimum tradeline requirement per lender guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060243	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.; XXX - LOE located in the file (with property detail documentation) showing current residency is owned free and clear. No VOR/VOM is required. Exception cleared.	XXX	Housing delinquency meets guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060243	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060243	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation. ; Per final 1003, Borrower is a Permanent Resident. Provide a copy of the Borrower's Residency documentation.	Change status of 'Borrower residency documentation not provided or issue with documentation' from Active to Open Rebuttal.;
Received an updated CRSE.  Guidelines state - Residency Documentation Required. Actual - Residency Documentation Missing. Missing XXX.  Compensating Factors : DTI - XXX (Housing); Reserves of XXX Months; Residual Income of XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Borrower residency documentation not provided or issue with documentation' from Open Rebuttal to Acknowledged by Client.;
															Received an updated CRSE. Guidelines state - Residency Documentation Required. Actual - Residency Documentation Missing. Missing XXX. Compensating Factors : DTI - XXX (Housing); Reserves of XXX Months; Residual Income of XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX		XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060243	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060229	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10391.41.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060229	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10391.41.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060272	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060272	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060724	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Approval is for XXX months bank statement income. Borrower only submitted XXX months of bank statement income.; Credit Risk Summary & Approval Letter show XXX Bank Statements used. Only XXX months of BS provided. In addition, XXX benefits were calculated on the 1008 as Other Income. Provide SS benefit verification. Current income calculated is for XXX BS and calculates at XXX per month.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.; XXX - Updated 1008 and Approval Letter received. Approval letter shows XXX Bank Statements used as Income Calculation. 1008 removes the XXX income. Total montly income is XXX, Updating loan. ; Credit Risk Summary & Approval Letter show XXX Bank Statements used. Only XXX months of XXX provided. In addition, SS benefits were calculated on the 1008 as Other Income. Provide SS benefit verification. Current income calculated is for XXX BS and calculates at XXX per month.	XXX	The borrower income verification does match approval	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060724	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX XXX - Per guidelines, TPV not required. Loan amount XXX Third Party Valuation Product Not Provided and CU Score is XXX Per guidelines, TPV not required. Loan amount XXX			AVM provided, value supported. Condition cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060724	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060724	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060450	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18538.90.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060450	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18538.90.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060425	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6187.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060425	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6187.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060445	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10112.52.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060445	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10112.52.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060445	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	HAZARD INSURANCE CERTIFICATE MISSING	Missing copy of hazard insurance certificate; Master Policy not found in file	Change status of 'HAZARD INSURANCE CERTIFICATE MISSING' from Active to Open Rebuttal.; XXX - Evidence of Insurance provided. Updating loan to clear excep; XXX not found in file	XXX	Received copy of hazard insurance certificate	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10112.52.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060445	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient	Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value of XXX Master Policy not found in file	Change status of 'Hazard Insurance Coverage is Not Sufficient' from Active to Open Rebuttal.; XXX - Evidence of Insurance provided. Updating loan to clear exceptions. ; XXX not found in file	XXX	Hazard insurance coverage is XXX, the subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value of XXX.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10112.52.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060445	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.; Liabilities were re-reviewed due to the increase in calculation XXX what is outlined on the final 1008. After reviewing the Final CD; the XXX (XXX) is paid at closing. Removing this liability from the calculation. In addition, I updated the Liabilities to reflect the most recent credit report which adjusted the monthly payments.	XXX	Documentation provided to support Qualifying DTI below XXX.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10112.52.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060445	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10112.52.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060426	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $22288.44.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060426	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $22288.44.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060444	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14567.78.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060444	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14567.78.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060434	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.00 is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5089.96.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060434	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.00 is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5089.96.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060431	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $27582.90.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060431	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $27582.90.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060422	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.; XXX - Updated CRSE provided. Client acknowledges - Reserves of XXX months, are less than the Guidelines minimum required of 6. Compensating factors - Credit History XXX -last XXX months; Borrower has a history of managing rental properties. Acknowledged by Client.	XXX		XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060422	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060422	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060429	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060429	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060428	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15234.68.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060428	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15234.68.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060428	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: ; Appriasal reflects occupant as XXX, however per GL's Property must have a tenant	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.; XXX - Received updated Appraisal dated XXX showing occupant as XXX. Exception cleared. ; Appriasal reflects occupant as Owner occupied, however per GL's Property must have a tenant	XXX	Appraisal guideline violation is now acceptable.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15234.68.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060424	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060424	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060424	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; 3rd party valuation is required as loan amount is greater than XXX Lender to provide.			Third Party Valuation Product Provided; Third Party Valuation Product Provided. CU score is XXX and XXX is Eligible.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060053	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $48693.86.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060053	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $48693.86.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060044	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Employment Verification does not meet guidelines	Ineligible: Business Bank Statement program required at least XXX business ownership. Borrower is stating having only XXX ownership; exception approval on credit risk summary advising borrower only has XXX ownership.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; XXX - CRSE shows client acknowledged the Income - XXX owner of business. Compensating factors: XXX score; No lates on credit - back to XXX; DTI - XXX (allowed up to XXX); LTV - XXX (allowed up to XXX); Residual Income - XXX (XXX req). Acknowledged by Client.	XXX		XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $54878.22.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060044	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $54878.22.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060044	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consumer Credit Contracts XXX Civ. Code § 1799.91 - Cosigner Notice Disclosure was not provided	Consumer Credit Contracts, XXX Civ. Code § 1799.91 - Cosigner Notice Disclosure was not provided			XXX Notice Disclosure was provided	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $54878.22.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060044	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Cosigner Notice Disclosure is Missing	The cosigner notice disclosure is Missing			The cosigner notice disclosure is Not Applicable	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $54878.22.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060044	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. The 1008 shows the P&I payment to be XXX Per the Note - loan is a XXX Year I/O loan. For the first XXX months P&I payment is XXX after that P&I payment is XXX per month. This information is throwing the DTI calculation off. Provide an updated 1008 with the correct XXX payment and DTI calculation.	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.; XXX - Updated final 1008 with the proper calculation was received. Exception cleared.	XXX	The transmittal summary is Present	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $54878.22.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060044	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $54878.22.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060061	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Approval in place for Rent Free Housing History - Pg 1210	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.; Client provided guideline exception allowing for Rent free housing history based on no derogatory credit since inception including mortgage payments on other property and XXX months in reserves post closing.	XXX		XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $52709.28.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060061	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $52709.28.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060061	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $52709.28.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060034	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8410.50.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060034	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8410.50.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060043	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	TRID Post-Consummation Reason for Redisclosure Validation Test	This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.	Change status of 'TRID Post-Consummation Reason for Redisclosure Validation Test' from Active to Open Rebuttal.; XXX - Updated loan with PCCD information.	XXX	XXX - Received XXX letter, XXX dated XXX, and refund check in the amount of XXX. Updating loan. This compliance test 'TRID Post-Consummation Reason for Redisclosure Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12664.44.; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060043	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.; XXX - Received PCCD letter, PCCD dated XXX, and refund check in the amount of XXX. Updating loan.	XXX	XXX - Received XXX letter, XXX dated XXX, and refund check in the amount of XXX. Updating loan.This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12664.44.; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060043	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains XXX-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX XXX exceed the comparable charges XXX by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; XXX tolerance violation due to an increase in title fees in section XXX COC in file dated XXX address addition of transfer taxes only.	Change status of 'Charges That In Total Cannot Increase More Than XXX Test' from Active to Open Rebuttal.; XXX tolerance violation due to an increase in title fees in section B. XXX in file dated XXX address addition of transfer taxes only. ; XXX - Received PCCD letter, PCCD dated XXX, and refund check in the amount of XXX. Updating loan.	XXX	XXX - Received XXX letter, XXX dated XXX, and refund check in the amount of XXX. Updating loan.This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains XXX-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) do not exceed the comparable charges (XXX) by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the XXX-party service, consistent with §1026.19(e)(1)(vi).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12664.44.; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060043	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; XXX tolerance violation due to an increase in title fees in section XXX COC in file dated XXX address addition of transfer taxes only.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.; XXX tolerance violation due to an increase in title fees in section B. XXX in file dated XXX address addition of transfer taxes only. ; XXX - Received PCCD letter, PCCD dated XXX, and refund check in the amount of XXX Updating loan.	XXX	XXX - Received XXX letter, XXX dated XXX, and refund check in the amount of XXX. Updating loan.This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12664.44.; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060043	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.; consummation date is XXX Input error. ; Per the final CD the disbursement date is XXX and the ROR rescission date is XXX	Change status of 'TILA Right of Rescission Test' from Active to Open Rebuttal.; XXX - Received PCCD letter, PCCD dated XXX, and refund check in the amount of XXX. Updating loan. ; consummation date is XXX. Input error. ; Per the final CD the disbursement date is XXX and the ROR rescission date is XXX	XXX	This loan passed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is not before the XXX business day following consummation.

																	The consumer may exercise the right to rescind until midnight of the XXX business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12664.44.; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060043	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12664.44.; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060043	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12664.44.; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060013	XXX	XXX	XXX		XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6738.26.; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060013	XXX	XXX	XXX		XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6738.26.; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060013	XXX	XXX	XXX		XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Note Document Indicator is Partial	Note document indicator is Partial. Note is signed by borrower's only. Per the Mortgage, final 1003, 1008 and XXX - Title Vested in XXX. Provide an updated Note - re-executed by borrowers accordingly. ; XXX - The Note was not signed by the borrower's on behalf of the XXX The note was only executed by the Borrower's. XXX and Borrower's should be listed. Provide an updated re-executed Note showing Borrowers signing on behalf of the XXX and as themselves.	Change status of 'Note Document Indicator is Partial' from Active to Open Rebuttal.; XXX - The Note was not signed by the borrower's on behalf of the XXX. The note was only executed by the Borrower's. Both XXX and Borrower's should be listed. Provide an updated re-executed Note showing Borrowers signing on behalf of the XXX and as themselves. ; XXX - Received updated CRSE. Client acknowledges - Other: Property - closed in XXX. Note was signed by Borrowers only not Borrower's as XXX. Per previous conversations, Note can only be signed by the borrower and not as XXX. Exception cleared.	XXX	Note document indicator is Present	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6738.26.; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060011	XXX	XXX	XXX	02/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	Per Disclosure Tracking Summary Revised LE XXX is missing, COC for XXX in file	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.; XXX - Received XXX dated XXX Provide corresponding XXX dated XXX. Per Disclosure Tracking Summary - XXX sent to borrower on XXX ; XXX - Received XXX and XXX dated XXX. Updating loan. ; Per Disclosure Tracking Summary Revised LE XXX is missing, XXX for XXX in file	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060011	XXX	XXX	XXX	02/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	Per Disclosure Tracking Summary Revised LE XXX is missing, COC for XXX in file	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.; XXX - Received COC dated XXX. Provide corresponding XXX dated XXX. Per Disclosure Tracking Summary - XXX sent to borrower on XXX. ; XXX - Received XXX and XXX dated XXX. Updating loan. ; Per Disclosure Tracking Summary Revised XXX XXX is missing, XXX for XXX in file	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060011	XXX	XXX	XXX	02/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060011	XXX	XXX	XXX	02/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060002	XXX	XXX	XXX	02/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Loan amount is less than the minimum required loan amount	Loan amount of XXX is less than the minimum required loan amount of XXX ; Lender gave an exception loan amount of XXX is less than the minimum loan amount required	Change status of 'Loan amount is less than the minimum required loan amount' from Active to Acknowledged by Client.; Client provided guideline exception allowing for the loan amount to be less than the minimum required based on XXX FICO, no late on XXX back to XXX (XXX), XXX DTI, housing payment decreasing by XXX/months and XXX LTV.	XXX		XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $4884.06.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060002	XXX	XXX	XXX	02/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $4884.06.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060012	XXX	XXX	XXX	02/07/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $20520.31.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060012	XXX	XXX	XXX	02/07/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $20520.31.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060205	XXX	XXX	XXX	02/08/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $25205.84.; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060205	XXX	XXX	XXX	02/08/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $25205.84.; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060216	XXX	XXX	XXX	02/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11630.20.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060216	XXX	XXX	XXX	02/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11630.20.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060211	XXX	XXX	XXX	02/10/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6726.02.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060211	XXX	XXX	XXX	02/10/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6726.02.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060227	XXX	XXX	XXX	02/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7229.92.; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060227	XXX	XXX	XXX	02/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7229.92.; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060189	XXX	XXX	XXX	02/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable.			Third Party Valuation Product Provided.	XXX		D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060189	XXX	XXX	XXX	02/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX			Third Party Valuation Product Provided	XXX		D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060189	XXX	XXX	XXX	02/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.				XXX		D	A	A	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060189	XXX	XXX	XXX	02/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.				XXX		D	A	A	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060189	XXX	XXX	XXX	02/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and XXX is Not Eligible or Unavailable.			Third Party Valuation Product Provided.	XXX		D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060189	XXX	XXX	XXX	02/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00. See Notes.; DTI Calculation is outlined below:

XXX - Subject PITI
XXX - Net Rental Loss
XXX - Liabilities
XXX - Income

XXX / XXX = XXX DTI

Per the final 1003 the current residence (XXX) has a Monthly Rental Income of XXX which is included on the final 1008 as "Other" Income. The Mortgage payment XXX from this Property was not included in the Liability calculation and no record of Payoff on this account provided.  The Rental Income was not included in our calculation (Lease agreement not provided) and Mortgage Payment was included.
Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
XXX - Received updated 1008 and final 1003.  The "Rental Income" was removed from the calculation.  Updating the loan. ; DTI Calculation is outlined below: ;
;
XXX
XXX
XXX
XXX
;
XXX
;
Per the final 1003 the current residence (XXX) has a Monthly Rental Income of XXX which is included on the final 1008 as "Other" Income. The Mortgage payment (XXX) from this Property was not included in the Liability calculation and no record of Payoff on this account provided.  The Rental Income was not included in our calculation (Lease agreement not provided) and Mortgage Payment was included.;
																XXX	Documentation provided to support Qualifying DTI below XXX	XXX		D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060189	XXX	XXX	XXX	02/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Settlement Cost XXX was provided more than XXX days from the Originator Application Date	Settlement Cost Booklet date of XXX is more than XXX days from the Originator application date of XXX Settlement Cost Booklet date of XXX is more than XXX days from the Originator application date of XXX	Change status of 'Settlement Cost Booklet was provided more than XXX days from the Originator Application Date' from Active to Open Rebuttal.;
															XXX - 1003 dated (but not signed) XXX in file. There is the "Initial" 1003 dated and signed on XXX in file. Updating loan to resolve issue.	XXX	Settlement Cost Booklet date of XXX is within XXX days from the Originator application date of XXX	XXX		D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060221	XXX	XXX	XXX	02/08/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Mtg on primary w/ XXX only has XXX months reported, and says it is a purchase money first. 1003 shows XXX years XXX months in primary. No mortgage history on priors that would indicate a refinance of the primary, and no exception approval in file.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.; XXX - Received LOX - Please see page 1 and the top of XXX of our XXX credit report. The mortgage was originally with XXX and was transferred to XXX. Exception cleared. ; XXX w/ XXX only has XXX months reported, and says it is a purchase money first. 1003 shows XXX years XXX months in primary. No mortgage history on priors that would indicate a refinance of the primary, and no exception approval in file.	XXX	Housing delinquency meets guidelines.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6142.16.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060221	XXX	XXX	XXX	02/08/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation:	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; A single entity owns XXX of the project. Ownership by a XXX is limited to XXX. Lender approved the exception, citing the XXX LTV and XXX FICO score as the compensating factors.	XXX		XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6142.16.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060221	XXX	XXX	XXX	02/08/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6142.16.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060221	XXX	XXX	XXX	02/08/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6142.16.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060232	XXX	XXX	XXX	02/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established and appraisal receipt acknowledged within XXX days.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $26736.07.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060232	XXX	XXX	XXX	02/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $26736.07.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060232	XXX	XXX	XXX	02/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $26736.07.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060232	XXX	XXX	XXX	02/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Constitution XXX Total Indebtedness Test	This loan failed the total indebtedness test due to one of the following findings:
(XXX Constitution, Article 16, Section 50 (a)(6)(B), as amended XXX)The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XXX of the fair market value of the homestead on the date the extension of credit is made.No CLTV ratio was provided. For XXX Constitution XXX this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XXX of the fair market value of the homestead on the date the extension of credit is made.	This loan passed the total indebtedness test.
 (XXX, XXX, XXX (a)(6)(B), as XXX)
																	The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead does not exceed XXX of the fair market value of the homestead on the date the extension of credit is made.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $26736.07.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060232	XXX	XXX	XXX	02/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or XXX for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.			This loan passed the homeownership counseling organizations disclosure date test. ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is within XXX business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the XXX or XXX for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXXPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the XXX for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $26736.07.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	B	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060210	XXX	XXX	XXX	02/08/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $33912.42.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060210	XXX	XXX	XXX	02/08/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $33912.42.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060210	XXX	XXX	XXX	02/08/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; Please provide Master Policy if available.	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.; XXX - Received copy of XXX. Updating Insurance information - exception cleared. ; Please provide XXX if available.	XXX	Hazard insurance coverage is sufficient. XXX provided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $33912.42.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060213	XXX	XXX	XXX	02/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15037.88.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060213	XXX	XXX	XXX	02/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15037.88.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060436	XXX	XXX	XXX	02/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to XXX of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX regardless of the actual values on the disclosure.This calculation takes into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the XXX count based on the client preferences configured on the company settings business days profile page:As not being open on XXX not being open on Veterans Day XXXPLEASE NOTE: If a conflict results from the client preferences configured on the company settings XXX profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	Change status of 'Initial Loan Estimate Delivery Date Test (from application)' from Active to Open Rebuttal.; XXX - Initial Loan Application date and XXX are dated XXX. Updated information to re-run XXX.	XXX	This loan passed the initial loan estimate delivery date test (from application).( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is not later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.	D	B	C	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060436	XXX	XXX	XXX	02/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX .Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.; XXX - Initial Loan Application date and XXX are dated XXX. Updated information to re-run XXX.	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.	D	B	C	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060436	XXX	XXX	XXX	02/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.; XXX - Initial Loan Application date and XXX are dated XXX. Updated information to re-run XXX.	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.	D	B	C	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060436	XXX	XXX	XXX	02/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX XXX exceed the comparable charges XXX by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	Change status of 'Charges That In Total Cannot Increase More Than XXX Test' from Active to Open Rebuttal.; XXX - Initial Loan Application date and XXX are dated XXX Updated information to re-run XXX.	XXX	This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains XXX-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) do not exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a XXX-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the XXX-party service, consistent with §1026.19(e)(1)(vi).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.	D	B	C	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060436	XXX	XXX	XXX	02/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.; XXX - Initial Loan Application date and XXX are dated XXX. Updated information to re-run XXX.	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.	D	B	C	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060436	XXX	XXX	XXX	02/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.	D	B	C	B	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060436	XXX	XXX	XXX	02/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Per guidelines, TPV not required. XXX. Exception cleared.			Loan is either R&W eligible and/or the CU score is XXX or less	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.	D	B	D	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060436	XXX	XXX	XXX	02/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.; The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.	D	B	A	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060436	XXX	XXX	XXX	02/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.; The exception 'No Credit Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.	D	B	A	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060436	XXX	XXX	XXX	02/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $-XXX are less than the Guidelines minimum required of 6.00 or XXX The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of XXX or XXX			The liquid reserves of XXX months or XXX, is greater than or equal to the Guidelines minimum required of 6.00 or $14780.92.; The liquid reserves of XXX months or XXX, is greater than or equal to the Guidelines minimum required of 6.00 or $14780.92.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.	D	B	C	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060224	XXX	XXX	XXX	02/08/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060224	XXX	XXX	XXX	02/08/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060217	XXX	XXX	XXX	02/08/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060217	XXX	XXX	XXX	02/08/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Per Lender Guidelines, not applicable loan amount is less than XXX and XXX. Exception cleared.			Loan is either R&W eligible and/or the CU score is XXX or less	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060217	XXX	XXX	XXX	02/08/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060217	XXX	XXX	XXX	02/08/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060199	XXX	XXX	XXX	02/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - ; Borrower has stable job time -	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060199	XXX	XXX	XXX	02/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - ; Borrower has stable job time -	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060199	XXX	XXX	XXX	02/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - ; Borrower has stable job time -	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060230	XXX	XXX	XXX	02/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060230	XXX	XXX	XXX	02/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060230	XXX	XXX	XXX	02/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	CPA letter not signed	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; XXX - Received Signed CPA letter. Exception cleared.	XXX	XXX - Received Signed CPA letter. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060315	XXX	XXX	XXX	03/31/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11946.34.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060315	XXX	XXX	XXX	03/31/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11946.34.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060315	XXX	XXX	XXX	03/31/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Evidence of Rate Lock Not Provided	Evidence of Rate Lock Not Provided	Change status of 'Evidence of Rate Lock Not Provided' from Active to Open Rebuttal.; Received copy of XXX Confirmation showing lock date of XXX. Exception cleared.	XXX	Evidence of Rate Lock Provided. Received copy of Broker Lock Confirmation showing lock date of XXX. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11946.34.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060314	XXX	XXX	XXX	04/26/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	The file is missing verification of employment within XXX days of closing for the borrower with XXX XXX XXX, either from a third party or a Form XXX as required by guidelines.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received a VOE for the borrower dated XXX. Borrower remains active with the company. Exception cleared.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received a VOE for the borrower dated XXX Borrower remains active with the company. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15907.18.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060314	XXX	XXX	XXX	04/26/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15907.18.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060314	XXX	XXX	XXX	04/26/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15907.18.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060307	XXX	XXX	XXX	08/30/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13483.02.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060307	XXX	XXX	XXX	08/30/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13483.02.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060307	XXX	XXX	XXX	08/30/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party AVM to appraised value exceeds XXX allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX allowable variance. Please provide acceptable third-party valuation to support the appraised value.; CDA provided; updating loan accordingly.	Uploaded the document {XXX}	XXX	Additional third party valuation requested to support value. CDA provided; updating loan accordingly. ; CDA provided; updating loan accordingly.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13483.02.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	C	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060307	XXX	XXX	XXX	08/30/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third party AVM Confidence Score is less than XXX	Third party AVM Confidence Score of XXX is less than XXX No Collateral Underwriter Score provided. Please provide acceptable third-party valuation to support the appraised value.; CDA provided; updating loan accordingly.	Uploaded the document {XXX}	XXX	Additional third party valuation requested to support value. CDA provided; updating loan accordingly. ; CDA provided; updating loan accordingly.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13483.02.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060313	XXX	XXX	XXX	08/28/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or $53507.20.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060313	XXX	XXX	XXX	08/28/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or $53507.20.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060313	XXX	XXX	XXX	08/28/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or $53507.20.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060310	XXX	XXX	XXX	08/31/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Borrower is not on mortgage of primary residence. Investor Cash Flow guidelines require borrowers to own a primary residence.; Received LOX with supporting documentation showing the borrower is on title for the primary residence. Confirmation the borrower is not on the note; but the mortgage. Exception cleared.	Uploaded the document {XXX}	XXX	Housing delinquency meets guidelines. Received LOX with supporting documentation showing the borrower is on title for the primary residence. Confirmation the borrower is not on the note; but the mortgage. Exception cleared. ; Housing history does not meet guidelines. Borrower is not on mortgage of primary residence. XXX guidelines require borrowers to own a primary residence.; Received LOX with supporting documentation showing the borrower is on title for the primary residence. Confirmation the borrower is not on the note; but the mortgage. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11619.92.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060310	XXX	XXX	XXX	08/31/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11619.92.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060310	XXX	XXX	XXX	08/31/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11619.92.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060308	XXX	XXX	XXX	08/31/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5045.04.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060308	XXX	XXX	XXX	08/31/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5045.04.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060308	XXX	XXX	XXX	08/31/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5045.04.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060311	XXX	XXX	XXX	09/14/2023	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.; XXX documentation provided showing a CU Score of XXX and XXX - Eligible. Exception cleared.	Uploaded the document {XXX}	XXX	Third Party Valuation Product Provided. XXX documentation provided showing a CU Score of XXX and R&W Relief - Eligible. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19612.34.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	C	B	D	A	B	A	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060311	XXX	XXX	XXX	09/14/2023	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19612.34.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	C	B	D	A	B	A	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060311	XXX	XXX	XXX	09/14/2023	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing; The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.;	XXX	The affiliate business disclosure is Present	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19612.34.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	B	A	C	B	D	A	B	A	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060311	XXX	XXX	XXX	09/14/2023	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval; Received an updated 1008 which included the REO Rental Loss payment. Confirmed borrower "rents" the property; but the borrower is still paying for the mortgage. Utilized the full PITI payment. DTI calculation is within reason; exception cleared. ; The lender did not include the rental property at XXX in the debt ratio. The final 1003 indicates that "mother is renting the property," however there is no lease in file or confirmation of the payments being made either to the borrower or by the tenant directly to the lender. The DTI is understated by XXX points as a result.	Uploaded the document {XXX}	XXX	The borrower income verification does match approval. Received an updated 1008 which included the REO Rental Loss payment. Confirmed borrower "rents" the property; but the borrower is still paying for the mortgage. Utilized the full PITI payment. DTI calculation is within reason; exception cleared. ; The borrower income verification does not match approval;
The lender did not include the rental property at XXX in the debt ratio. The final 1003 indicates that "mother is renting the property," however there is no lease in file or confirmation of the payments being made either to the borrower or by the tenant directly to the lender. The DTI is understated by 8 points as a result.; Received an updated 1008 which included the REO Rental Loss payment. Confirmed borrower "rents" the property; but the borrower is still paying for the mortgage. Utilized the full PITI payment. DTI calculation is within reason; exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19612.34.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	C	B	D	A	B	A	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060311	XXX	XXX	XXX	09/14/2023	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Interested Party Contribution – Exceeds Guidelines	The Interested Party Contributions of XXX exceed XXX allowable per guidelines. ; The seller credit of XXX plus the broker credit of XXX exceeds the XXX maximum XXX contribution by XXX	Change status of 'Interested Party Contribution – Exceeds Guidelines' from Active to Open Rebuttal.;
Received an updated CRSE.  Guidelines state XXX of seller concessions is allowed; Actual - XXX  Comments - The interested Party Contributions of XXX exceed XXX allowable per guidelines.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (total); Qualifying LTV is XXX; Residual Income of XXX; Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Interested Party Contribution – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE.  Guidelines state XXX of seller concessions is allowed; Actual - XXX.  Comments - The interested Party Contributions of XXX exceed XXX allowable per guidelines.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (total); Qualifying LTV is XXX; Residual Income of XXX; Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Interested Party Contribution – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE. Guidelines state XXX of seller concessions is allowed; Actual - XXX Comments - The interested Party Contributions of XXX exceed XXX allowable per guidelines. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (total); Qualifying LTV is XXX; Residual Income of XXX; Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded the document {XXX}	XXX	Change severity of 'Interested Party Contribution – Exceeds Guidelines' from Material to Non-Material.; Change status of 'Interested Party Contribution – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE.  Guidelines state XXX of seller concessions is allowed; Actual - XXX  Comments - The interested Party Contributions of XXX exceed XXX allowable per guidelines.  Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (total); Qualifying LTV is XXX Residual Income of XXX Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; The Interested Party Contributions of XXX exceed XXX allowable per guidelines. ;
;
The seller credit of XXX plus the broker credit of XXX exceeds the XXX maximum IPC contribution by XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19612.34.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	C	B	D	A	B	A	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060309	XXX	XXX	XXX	09/29/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6371.60.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060309	XXX	XXX	XXX	09/29/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6371.60.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060309	XXX	XXX	XXX	09/29/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6371.60.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060305	XXX	XXX	XXX	09/29/2023	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Guidelines require XXX trade lines reporting for ≥ XXX months; or XXX trade lines reporting for ≥ XXX months with activity in the past XXX months. Borrower has only XXX reporting for over XXX months with activity in the past XXX months.; Received updated XXX Guideline requirement for minimum trade lines is XXX tradelines reporting XXX months with activity in last XXX months. Actual - Borrower has XXX tradeline reporting more than XXX months, but only XXX has activity in the last XXX months. Exception granted. Borrower has XXX tradelines reporting for over XXX months, but only XXX has activity in last XXX months. Credit history/depth is acceptable and an exception has been granted. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Total); Payment Shock is only XXX Reserves of XXX months; REsidual income of XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Minimum Trade Line Requirement Not Met' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guideline requirement for minimum trade lines is XXX tradelines reporting XXX months with activity in last XXX months. Actual - Borrower has XXX tradeline reporting more than XXX months, but only 1 has activity in the last XXX months. Exception granted. Borrower has XXX tradelines reporting for over XXX months, but only XXX has activity in last XXX months. Credit history/depth is acceptable and an exception has been granted. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Total); Payment Shock is only XXX Reserves of XXX months; REsidual income of XXX Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; crf {XXX}; Uploaded the document {XXX}	XXX	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Guidelines require XXX trade lines reporting for ≥ XXX months; or XXX trade lines reporting for ≥ XXX months with activity in the past XXX months. Borrower has only XXX tradeline reporting for over XXX months with activity in the past XXX months.; Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.; Change status of 'Minimum Trade Line Requirement Not Met' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guideline requirement for minimum trade lines is XXX tradelines reporting XXX months with activity in last XXX months. Actual - Borrower has XXX tradeline reporting more than XXX months, but only XXX has activity in the last XXX months. Exception granted. Borrower has XXX tradelines reporting for over XXX months, but only XXX has activity in last XXX months. Credit history/depth is acceptable and an exception has been granted. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Total); Payment Shock is only XXX Reserves of XXX months; REsidual income of XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements. ; Received updated CRSE. Guideline requirement for minimum trade lines is XXX tradelines reporting XXX months with activity in last XXX months. Actual - Borrower has XXX tradeline reporting more than XXX months, but only XXX has activity in the last XXX months. Exception granted. Borrower has 5 tradelines reporting for over XXX months, but only XXX has activity in last XXX months. Credit history/depth is acceptable and an exception has been granted. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Total); Payment Shock is only XXX Reserves of XXX months; REsidual income of XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19284.40.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060305	XXX	XXX	XXX	09/29/2023	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Guidelines require a minimum expense ratio of XXX Borrower is using a XXX expense ratio.	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors are: CPA Letter stating XXX expense ratio, Qualifying credit score is XXX, DTI is XXX total, Payment shock is only XXX, Reserves of XXX months, residual income of XXX and qualifying LTV is XXX.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19284.40.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060305	XXX	XXX	XXX	09/29/2023	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19284.40.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060305	XXX	XXX	XXX	09/29/2023	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19284.40.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060304	XXX	XXX	XXX	10/02/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20997.34.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060304	XXX	XXX	XXX	10/02/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20997.34.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060304	XXX	XXX	XXX	10/02/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Bank Statement Guuideline matrices dated XXX require a CPA letter confirming percentage of ownership. Please provide the CPA letter for review to confirm the percentage of ownership as required per guides. ; After additional review - the matrix states a CPA letter is required to confirm percentage of ownership. Letter in the file state the Secretary of State document was used; but this only shows who filed the XXX The documentation does not confirm who owns the business and percentage. Exception remains.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
After additional review - the matrix states a CPA letter is required to confirm percentage of ownership.  Letter in the file state the Secretary of State document was used; but this only shows who filed the paperwork.  The documentation does not confirm who owns the business and percentage.  Exception remains.; Change status of 'Borrower Employment Verification does not meet guidelines' from Cleared to Active.;
After additional review - the matrix states a CPA letter is required to confirm percentage of ownership. Letter in the file state the Secretary of State document was used; but this only shows who filed the paperwork. The documentation does not confirm who owns the business and percentage. Exception remains.; After additional review - the matrix states a CPA letter is required to confirm percentage of ownership. Letter in the file state the Secretary of State document was used; but this only shows who filed the paperwork. The documentation does not confirm who owns the business and percentage. Exception remains.; Uploaded business questionnaire that is filled out by the CPA which states borr is XXX owner of bus {XXX}; Uploaded LOX and supporting docs to document the borr is XXX owner of business {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	The Business questionaire was completed by the borrower's CPA and confirms the borrower is XXX owner of the company. Exception Resolved. ;
; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. After additional review - the matrix states a CPA letter is required to confirm percentage of ownership. Letter in the file state the Secretary of State document was used; but this only shows who filed the paperwork. The documentation does not confirm who owns the business and percentage. Exception remains.; After additional review - the matrix states a CPA letter is required to confirm percentage of ownership. Letter in the file state the XXX document was used; but this only shows who filed the paperwork. The documentation does not confirm who owns the business and percentage. Exception remains.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20997.34.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060303	XXX	XXX	XXX	10/09/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	XXX Summary Report is Missing	The XXX indicator is Missing	Change status of XXX Summary Report is Missing' from Active to Open Rebuttal.; CDA was provided - exception cleared.	XXX	The XXX indicator is Not Applicable. CDA was provided - exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8256.58.
																				D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060303	XXX	XXX	XXX	10/09/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.; CDA was provided - exception cleared.	CDA {XXX}; Uploaded the document {XXX}	XXX	Third Party Valuation Product Provided. CDA was provided - exception cleared. ; CDA was provided - exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8256.58.
																				D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060303	XXX	XXX	XXX	10/09/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification is less than XXX months	Condition fired in error, once data entry correced,condition not applicable.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8256.58.
																				D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060303	XXX	XXX	XXX	10/09/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8256.58.
																				D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060303	XXX	XXX	XXX	10/09/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8256.58.
																				D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060302	XXX	XXX	XXX	10/10/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9452.79.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060302	XXX	XXX	XXX	10/10/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9452.79.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060302	XXX	XXX	XXX	10/10/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9452.79.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060312	XXX	XXX	XXX	10/10/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $58030.80.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060312	XXX	XXX	XXX	10/10/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $58030.80.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060312	XXX	XXX	XXX	10/10/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $58030.80.
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2024060298	XXX	XXX	XXX	11/02/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18263.72.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060298	XXX	XXX	XXX	11/02/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18263.72.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060298	XXX	XXX	XXX	11/02/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18263.72.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060296	XXX	XXX	XXX	11/09/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Note Document Indicator is Partial	Note document indicator is Partial. The XXX month prepayment penalty does not meet guidelines. Per the XXX matrix dated XXX the maximum prepayment penalty allowed is XXX months. ; Received an updated XXX Guidelines state Max XXX month prepayment penalty. Actual - XXX month prepayment penalty. Locked as XXX month PPP. According to XXX lock desk, XXX allows. Just not represented on matrix. Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX months; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Note Document Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE.  Guidelines state Max XXX month prepayment penalty.  Actual - XXX month prepayment penalty.  Locked as XXX month XXX.  According to AOMS lock desk, XXX allows. Just not represented on matrix.  Compensating Factors : Qualifying Credit Score is XXX, Reserves of XXX months; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Note Document Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
Received approval for the XXX month Prepayment Penalty exception to the guidelines. Comp factors are XXX FICO, XXX Months Reserves and housing XXX ; Uploaded CRSE for XXX. {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Note Document Indicator is Partial' from Material to Non-Material.; Change status of 'Note Document Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
Received approval for the XXX month Prepayment Penalty exception to the guidelines. Comp factors are XXX, XXX Months Reserves and housing XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8578.12.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060296	XXX	XXX	XXX	11/09/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8578.12.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060296	XXX	XXX	XXX	11/09/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8578.12.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060297	XXX	XXX	XXX	11/17/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12949.63.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060297	XXX	XXX	XXX	11/17/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12949.63.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060297	XXX	XXX	XXX	11/17/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12949.63.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060299	XXX	XXX	XXX	11/20/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12527.19.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060299	XXX	XXX	XXX	11/20/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12527.19.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060299	XXX	XXX	XXX	11/20/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12527.19.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060306	XXX	XXX	XXX	11/03/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060306	XXX	XXX	XXX	11/03/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060306	XXX	XXX	XXX	11/03/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Note Document Indicator is Partial	Note document indicator is Partial. Per XXX guidelines dated XXX standard prepayment penalty is XXX years - XXX months intereset on excess of XXX of the original principal balance. The prepayment pena;ty per the note reflects XXX years - XXX of the original balance. ; Received updated XXX Guidelines state XXX year Prepayment Penalty - penalty of XXX months interest. Actual - XXX year Prepayment Penalty - Penalty of XXX of original balance. XXX allows the PPP on this loan however the matrix does not reflect it. Compensating Factors : Qualifying Credit Score is XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Note Document Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines state XXX year Prepayment Penalty - penalty of XXX months interest. Actual - XXX year Prepayment Penalty - Penalty of XXX of original balance. ACOA allows the XXX on this loan however the matrix does not reflect it. Compensating Factors : Qualifying Credit Score is XXX; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded CRSE for Prepayment Penalty type and Tradelines {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Note Document Indicator is Partial' from Material to Non-Material.; Change status of 'Note Document Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines state XXX year Prepayment Penalty - penalty of XXX months interest. Actual - XXX year Prepayment Penalty - Penalty of XXX of original balance.  ACOA allows the XXX on this loan however the matrix does not reflect it.  Compensating Factors : Qualifying Credit Score is XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements. ; Note document indicator is Partial.  Per AOC guidelines dated XXX standard prepayment penalty is XXX years - XXX months intereset on excess of XXX of the original principal balance. The prepayment pena;ty per the note reflects XXX years - XXX of the original balance.  .  Per AOC guidelines dated XXX standard prepayment penalty is XXX years - XXX months intereset on excess of XXX of the original principal balance. The prepayment pena;ty per the note reflects XXX years - XXX of the original balance.  ;
; Received updated CRSE. Guidelines state XXX year Prepayment Penalty - penalty of 6 months interest. Actual - XXX year Prepayment Penalty - Penalty of XXX of original balance. ACOA allows the XXX on this loan however the matrix does not reflect it. Compensating Factors : Qualifying Credit Score is XXX, Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060306	XXX	XXX	XXX	11/03/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Per XXX guidelines dated XXX : Borrower must have a minimum of XXX trade lines that have been open for at least XXX months. XXX of the trade lines must show activity within the past XXX months. Per the credit report; borrower only has XXX trade line available (with activity in the past XXX months). We have a verification of mortgage (to support housing history) confirming only XXX open trade lines are available. ; Received updated XXX - Per guidelines, 3 tradelines revolving for XXX months with activity in the last XXX months. Actual - XXX tradline has revolved for XXX months with activity in last XXX months. Several other tradelines on credit but have no activity in the last XXX months. Mtg not on credit - VOM in file - only open for XXX months. Compensating Factors : Qualifying Credit Score is XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Minimum Trade Line Requirement Not Met' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE - Per guidelines, XXX tradelines revolving for XXX months with activity in the last XXX months. Actual - XXX tradline has revolved for XXX months with activity in last XXX months. Several other tradelines on credit but have no activity in the last XXX months. Mtg not on credit - VOM in file - only open for XXX months. Compensating Factors : Qualifying Credit Score is XXX; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded CRSE for tradelines - to the other condition {XXX}	XXX	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Per AOC guidelines dated XXX : Borrower must have a minimum of XXX trade lines that have been open for at least XXX months. XXX of the trade lines must show activity within the past XXX months. Per the credit report; borrower only has XXX trade line available (with activity in the past XXX months). We have a verification of mortgage (to support housing history) confirming only XXX open trade lines are available. ; Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.; Change status of 'Minimum Trade Line Requirement Not Met' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE - Per guidelines, XXX tradelines revolving for XXX months with activity in the last XXX months. Actual - XXX tradline has revolved for XXX months with activity in last XXX months. Several other tradelines on credit but have no activity in the last XXX months. Mtg not on credit - VOM in file - only open for XXX months. Compensating Factors : Qualifying Credit Score is XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements. ; Received updated CRSE - Per guidelines, XXX tradelines revolving for XXX months with activity in the last XXX months. Actual - XXX tradline has revolved for XXX months with activity in last XXX months. Several other tradelines on credit but have no activity in the last XXX months. Mtg not on credit - VOM in file - only open for XXX months. Compensating Factors : Qualifying Credit Score is XXX, Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060295	XXX	XXX	XXX	12/11/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8718.30.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060295	XXX	XXX	XXX	12/11/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8718.30.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060295	XXX	XXX	XXX	12/11/2023	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8718.30.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060292	XXX	XXX	XXX	01/26/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $65619.05.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
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2024060292	XXX	XXX	XXX	01/26/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $65619.05.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060292	XXX	XXX	XXX	01/26/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $65619.05.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060289	XXX	XXX	XXX	02/02/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9647.01.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060289	XXX	XXX	XXX	02/02/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9647.01.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060289	XXX	XXX	XXX	02/02/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9647.01.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060290	XXX	XXX	XXX	02/05/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21525.50.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060290	XXX	XXX	XXX	02/05/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21525.50.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060290	XXX	XXX	XXX	02/05/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21525.50.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060291	XXX	XXX	XXX	02/13/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12671.80.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060291	XXX	XXX	XXX	02/13/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12671.80.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060291	XXX	XXX	XXX	02/13/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12671.80.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060300	XXX	XXX	XXX	02/12/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Per guidelines, minimum of XXX trade lines open for XXX months; at least XXX trade lines must show activity within the past XXX months. Borrower has XXX open tradeline; previous open tradeline XXX was transferred to current tradeline. No other accounts available. ; Received updated XXX Guidelines require XXX traqdelines revolving for XXX months w/ activity in the past XXX months. Actual - Borrower has one XXX month tradeline w/ activity in past XXX months. Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX months; Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Minimum Trade Line Requirement Not Met' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines require XXX traqdelines revolving for XXX months w/ activity in the past XXX months. Actual - Borrower has one XXX month tradeline w/ activity in past XXX months. Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX months; Qualifying LTV is XXX, Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded CRSE for tradelines and mortgage history {XXX}; Uploaded the document {XXX}	XXX	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Per guidelines, minimum of XXX trade lines open for &gt; XXX months; at least XXX trade lines must show activity within the past XXX months. Borrower has XXX open tradeline; previous open tradeline (XXX) was transferred to current tradeline. No other accounts available. ; Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.; Change status of 'Minimum Trade Line Requirement Not Met' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines require XXX traqdelines revolving for XXX months w/ activity in the past XXX months. Actual - Borrower has one XXX month tradeline w/ activity in past XXX months. Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX months; Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements. ; Received updated CRSE. Guidelines require XXX traqdelines revolving for XXX months w/ activity in the past XXX months. Actual - Borrower has one XXX month tradeline w/ activity in past XXX months. Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX months; Qualifying LTV is XXX, Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or $17933.04.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060300	XXX	XXX	XXX	02/12/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Per guidelines, at least XXX trade line must be a primary residential mortgage reporting for a minimum of XXX months. Borrower currently lives with partner, rent free.; Received updated XXX Guidelines required at least XXX tradeline to be a mortgage. Borrower has no mortgage history. Lives with XXX - XXX owns primary residence free and clear. Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX months; Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines required at least XXX tradeline to be a mortgage. Borrower has no mortgage history. Lives with spouse - spouse owns primary residence free and clear. Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX months; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded CRSE for tradelines and mortgage history to other condition. {XXX}	XXX	Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines required at least XXX tradeline to be a mortgage. Borrower has no mortgage history. Lives with spouse - spouse owns primary residence free and clear. Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX months; Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements. ; Housing history does not meet guidelines. Per guidelines, at least XXX trade line must be a primary residential mortgage reporting for a minimum of XXX months. Borrower currently lives with partner, rent free.; Received updated CRSE. Guidelines required at least XXX tradeline to be a mortgage. Borrower has no mortgage history. Lives with spouse - spouse owns primary residence free and clear. Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX months; Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or $17933.04.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060300	XXX	XXX	XXX	02/12/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or $17933.04.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060300	XXX	XXX	XXX	02/12/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or $17933.04.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060294	XXX	XXX	XXX	02/15/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16455.73.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060294	XXX	XXX	XXX	02/15/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16455.73.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060294	XXX	XXX	XXX	02/15/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The XXX contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) exceed the comparable charges XXX by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; Final XXX was provided to compliance for review. ; Service Provider list provided to compliance for review. ; TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX tolerance is due to increased Title Doc Prep, Title Closing Fee and Recording Fee from Initial LE XXX to CD XXX

Final CD missing - COC in file dated XXX

Change status of 'Charges That In Total Cannot Increase More Than 10% Test' from Open Rebuttal to Active.;
Final CD was provided to compliance for review. ;
;
XXX - XXX violation is due to missing the service provider list. E consent shows this was sent to the borrower but not in file. Unable to determine if section C fees were paid to a service provider therefore they are tested as XXX tolerance. A service providers list may clear the violation. ; Final CD was provided to compliance for review. ; Sent Final Signed CD {XXX}; Sent SPL {XXX}; Service Provider list provided to compliance for review. ; XXX Cure Required. Refund in the amount of XXX, cure package requires a XXX, XXX, Copy of Refund Check, and Proof of Delivery or Valid XXX. The XXX tolerance is due to increased Title Doc Prep, Title Closing Fee and Recording Fee from Initial  XXX to  XXX;
;
Final CD missing - XXX in file dated XXX;
;
; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That In Total Cannot Increase More Than XXX Test' from Open Rebuttal to Active.;
Final CD was provided to compliance for review. ;
;
XXX - XXX violation is due to missing the service provider list. E consent shows this was sent to the borrower but not in file. Unable to determine if section C fees were paid to a service provider therefore they are tested as XXX tolerance. A service providers list may clear the violation. ; This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) do not exceed the comparable charges (XXX) by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; Final CD was provided to compliance for review. ; Service Provider list provided to compliance for review.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16455.73.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060301	XXX	XXX	XXX	02/21/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060301	XXX	XXX	XXX	02/21/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
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2024060301	XXX	XXX	XXX	02/21/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
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2024060287	XXX	XXX	XXX	02/28/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5867.86.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060287	XXX	XXX	XXX	02/28/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5867.86.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060287	XXX	XXX	XXX	02/28/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Guideline Seasoning not Met	Guideline seasoning requirement has not been met. Borrower purchased subject property on XXX and subject transaction closed XXX making length of ownership of the property one day shy of XXX months. Lender guidelines require seasoning of XXX months for cash-out transactions and no Lender exception was found in file. ; Received an updated XXX Seasoning requirements are not met. Borrower purchased subject property XXX months prior to closing; guidelines require XXX months of seasoning. Purchased subject XXX and subject transaction closed XXX lenth of ownership of the property one day shy of XXX months. XXX month required. Compensating Factors : Scores exceeds Min Req'd; Verified Reserves are XXX Bwr has Experience owning Investment Properties. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Guideline Seasoning not Met' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE. Seasoning requirements are not met. Borrower purchased subject property XXX months prior to closing; guidelines require XXX months of seasoning. Purchased subject XXX and subject transaction closed XXX, lenth of ownership of the property XXX day shy of XXX months. XXX month required. Compensating Factors : Scores exceeds Min Req'd; Verified Reserves are XXX; Bwr has Experience owning Investment Properties. Lender provided exception for the loan not meeting the guideline requirements. ; Sent Exception {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Guideline Seasoning not Met' from Material to Non-Material.; Change status of 'Guideline Seasoning not Met' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE. Seasoning requirements are not met. Borrower purchased subject property XXX months prior to closing; guidelines require XXX months of seasoning. Purchased subject XXX and subject transaction closed XXX, lenth of ownership of the property one day shy of XXX months. XXX month required. Compensating Factors : Scores exceeds Min Req'd; Verified Reserves are XXX; Bwr has Experience owning Investment Properties. Lender provided exception for the loan not meeting the guideline requirements. ; Guideline seasoning requirement has not been met. Borrower purchased subject property on XXX and subject transaction closed XXX, making length of ownership of the property one day shy of XXX months. Lender guidelines require seasoning of XXX months for cash-out transactions and no Lender exception was found in file. ; Received an updated CRSE. Seasoning requirements are not met. Borrower purchased subject property XXX months prior to closing; guidelines require XXX months of seasoning. Purchased subject XXX and subject transaction closed XXX, lenth of ownership of the property one day shy of XXX months. XXX month required. Compensating Factors : Scores exceeds Min Req'd; Verified Reserves are XXX; Bwr has Experience owning Investment Properties. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5867.86.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060283	XXX	XXX	XXX	02/26/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Interested Party Contribution – Exceeds Guidelines	The Interested Party Contributions of XXX exceed XXX allowable per guidelines. ; According to the final closing statement provided, the borrower received interested party contributions totaling XXX which is XXX of the sales price, and exceeds the maximum allowed for the subject transaction of XXX per Lender Guidelines.; Received updated XXX Guidelines show max XXX seller contributions. Actual - XXX seller contributions. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing) // XXX (Total); Payment decreasing by XXX Reserves of XXX Months; Residual Income of XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Interested Party Contribution – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines show max XXX seller contributions. Actual - XXX seller contributions. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Payment decreasing by XXX; Reserves of XXX Months; Residual Income of XXX; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; upld crse {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Interested Party Contribution – Exceeds Guidelines' from Material to Non-Material.; Change status of 'Interested Party Contribution – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE.  Guidelines show max XXX seller contributions. Actual - XXX seller contributions.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Payment decreasing by XXX; Reserves of XXX Months; Residual Income of $0; Qualifying LTV is XXX  Lender provided exception for the loan not meeting the guideline requirements. ; The Interested Party Contributions of XXX exceed XXX allowable per guidelines. ;
;
According to the final closing statement provided, the borrower received interested party contributions totaling XXX' which is XXX of the sales price, and exceeds the maximum allowed for the subject transaction of XXX' per Lender Guidelines.; Received updated CRSE. Guidelines show max XXX seller contributions. Actual - XXX seller contributions. Compensating Factors : Qualifying Credit Score is XXX; DTI - 0% (Housing) // 0% (Total); Payment decreasing by XXX; Reserves of XXX Months; Residual Income of $0; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10628.70.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060283	XXX	XXX	XXX	02/26/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. The Mortgage statement for the borrowers primary residence reveals monthly PITIA payment of XXX compared to XXX on the Final 1003. The Mortgage statement for the REO property located at XXX refelcts PITIA payment of XXX compared to XXX per the Final 1003. In addition, the Final 1003 also discloses monthly obligation for XXX, which is for the homeowner’s insurance; however, annual XXX were verified in the file. Please provide an updated 1003 reflecting these amounts. ; Received an updated loan application to reflect the correct monthly payment for the XXX property. Exception cleared.	upld updated 1003 {XXX}; Uploaded the document {XXX}	XXX	Borrower liabilities verified indicator is Partial. The Mortgage statement for the borrowers primary residence reveals monthly PITIA payment of XXX, compared to XXX on the Final 1003. The Mortgage statement for the REO property located atXXX refelcts PITIA payment of XXX, compared to XXX per the Final 1003. In addition, the Final 1003 also discloses monthly obligation for XXX of XXX, which is for the homeowner’s insurance; however, annual Ad Valorem taxes of XXX were verified in the file. Please provide an updated 1003 reflecting these amounts. . The Mortgage statement for the borrowers primary residence reveals monthly PITIA payment of XXX, compared to XXX on the Final 1003. The Mortgage statement for the REO property located at XXX refelcts PITIA payment of XXX, compared to XXX per the Final 1003. In addition, the Final 1003 also discloses monthly obligation for XXX of XXX, which is for the homeowner’s insurance; however, annual Ad Valorem taxes of XXX were verified in the file. Please provide an updated 1003 reflecting these amounts. ;
; Borrower liabilities verified indicator is Present. Received an updated loan application to reflect the correct monthly payment for the XXX property. Exception cleared. ; Received an updated loan application to reflect the correct monthly payment for the XXX property. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10628.70.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060283	XXX	XXX	XXX	02/26/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10628.70.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060286	XXX	XXX	XXX	02/26/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $238556.71, are greater than the Guideline Minimum of 6.00 or $13193.77.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060286	XXX	XXX	XXX	02/26/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $238556.71, are greater than the Guideline Minimum of 6.00 or $13193.77.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060286	XXX	XXX	XXX	02/26/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $238556.71, are greater than the Guideline Minimum of 6.00 or $13193.77.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060285	XXX	XXX	XXX	02/26/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14555.54.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060285	XXX	XXX	XXX	02/26/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14555.54.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060285	XXX	XXX	XXX	02/26/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14555.54.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060284	XXX	XXX	XXX	02/27/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17334.03.
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2024060284	XXX	XXX	XXX	02/27/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17334.03.
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2024060284	XXX	XXX	XXX	02/27/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17334.03.
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2024060281	XXX	XXX	XXX	02/27/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $50247.58.
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2024060281	XXX	XXX	XXX	02/27/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $50247.58.
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2024060281	XXX	XXX	XXX	02/27/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $50247.58.
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2024060288	XXX	XXX	XXX	02/26/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. The CPA letter confirming the percentage of ownership for the borrower's business is not dated and there are no other alternate documents in the file to confirm the percentage of ownership. ; received updated CPA letter, exception resolved.	Sent Updated CPA Letter {XXX}; Uploaded the document {XXX}	XXX	The borrower income verification does match approval. Corrected CPA letter provided. ; received updated CPA letter, exception resolved.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21784.32.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060288	XXX	XXX	XXX	02/26/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21784.32.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060288	XXX	XXX	XXX	02/26/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21784.32.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060280	XXX	XXX	XXX	02/29/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23586.82.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060280	XXX	XXX	XXX	02/29/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23586.82.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060280	XXX	XXX	XXX	02/29/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23586.82.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060282	XXX	XXX	XXX	02/23/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	XXX Summary Report is Missing	The XXX indicator is Missing; XXX documentation has been received. CU Score is XXX is Not Eligible. Updating loan accordingly - exception cleared.	Sent XXX; No addt'l valuation is req'd {XXX}; Uploaded the document {XXX}	XXX	The SSR indicator is Missing;
; The SSR indicator is Present. UCDP documentation has been received. CU Score is XXX; R&W Relief is Not Eligible. Updating loan accordingly - exception cleared. ; UCDP documentation has been received. CU Score is XXX; R&W Relief is Not Eligible. Updating loan accordingly - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 60.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 60.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $77591.60.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060282	XXX	XXX	XXX	02/23/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Please provide a third party valuation product or a secondary appraisal.; XXX documentation has been received. CU Score is XXX is Not Eligible. Updating loan accordingly - exception cleared.	XXX have been uploaded and no addt'l valuation is req'd {XXX}	XXX	Third Party Valuation Product Provided. UCDP documentation has been received. CU Score is XXX; R&W Relief is Not Eligible. Updating loan accordingly - exception cleared. ; UCDP documentation has been received. CU Score is XXX R&W Relief is Not Eligible. Updating loan accordingly - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 60.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 60.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $77591.60.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060282	XXX	XXX	XXX	02/23/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.; Please provide a third party valuation product or a secondary appraisal.; XXX documentation has been received. CU Score is XXX. Updating loan accordingly - exception cleared.	XXX have been uploaded and no addt'l valuation is req'd {XXX}	XXX	Third Party Valuation Product Provided. UCDP documentation has been received. CU Score is XXX R&W Relief is Not Eligible. Updating loan accordingly - exception cleared. ; UCDP documentation has been received. CU Score is XXX; R&W Relief is Not Eligible. Updating loan accordingly - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 60.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 60.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $77591.60.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060282	XXX	XXX	XXX	02/23/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 60.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 60.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $77591.60.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060282	XXX	XXX	XXX	02/23/2024	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 60.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 60.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $77591.60.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060293	XXX	XXX	XXX	02/28/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $20962.11.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060293	XXX	XXX	XXX	02/28/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $20962.11.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060293	XXX	XXX	XXX	02/28/2024	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Appraisal date is greater than XXX days from Origination date.	Appraisal dated XXX is greater than XXX days from Note date of XXX No recertification of the property value was provided. ; Received an Appraisal Updae and/or Completion Report showing Reviewed XXX Exception cleared.	Sent Re-Cert of Value for Original Appraisal {XXX}; Uploaded the document {XXX}	XXX	Appraisal date is within XXX days of Note date. Received an Appraisal Updae and/or Completion Report showing Reviewed XXX. Exception cleared. ; Appraisal dated XXX is greater than XXX days from Note date of XXX. No recertification of the property value was provided. ;
; Received an Appraisal Updae and/or Completion Report showing Reviewed XXX. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $20962.11.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060029	XXX	XXX	XXX	06/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX Loan with established escrows and appraisal received, downgraded to a XXX.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21546.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060029	XXX	XXX	XXX	06/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
Client provided guidelines exception allowing housing history LTV below program max of XXX, residual income of XXX and XXX years of business stability.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21546.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060029	XXX	XXX	XXX	06/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21546.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060049	XXX	XXX	XXX	06/08/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18614.43.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060049	XXX	XXX	XXX	06/08/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18614.43.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060049	XXX	XXX	XXX	06/08/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrow and appraisal received	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18614.43.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060049	XXX	XXX	XXX	06/08/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18614.43.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060036	XXX	XXX	XXX	05/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML Loan with established escrows and appraisal received. Downgraded to a XXX	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13933.91.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060036	XXX	XXX	XXX	05/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13933.91.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060036	XXX	XXX	XXX	05/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13933.91.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060041	XXX	XXX	XXX	06/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Rate Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.; Loan is rate spread compliant.
This loan passed the XXX rate spread home loan test.
( XXX §24-1.1F(a)(7) )
The loan is not a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20815.10.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060041	XXX	XXX	XXX	06/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML with established escrows and appraisal requirements met.	This loan passed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is not a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR§1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20815.10.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060041	XXX	XXX	XXX	06/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Average Prime Offer Rate APR Threshold Exceeded	This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to XXX of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.All thresholds (Modified XXX APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.	Change status of 'XXX Average Prime Offer Rate APR Threshold Exceeded' from Active to Cured Post Close.; Exempt - Loan amount greater than XXX.	XXX	Exempt - Loan amount greater than XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20815.10.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060041	XXX	XXX	XXX	06/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20815.10.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060041	XXX	XXX	XXX	06/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20815.10.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060031	XXX	XXX	XXX	05/24/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24048.03.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060031	XXX	XXX	XXX	05/24/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24048.03.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060031	XXX	XXX	XXX	05/24/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24048.03.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060031	XXX	XXX	XXX	05/24/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Constitution XXX Required Fees Test	This loan failed the required fees test. (XXX Constitution, Article 16, Section 50 (a)(6)(E) & (t)(4), as amended XXX)The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed XXX of the original XXX, excluding fees for:An appraisal performed by a XXX party appraiser;A property survey performed by a state registered or licensed surveyor;A state base premium for a mortgagee policy of title insurance with endorsements established in accordance with state law, or a title examination report if its cost is less than the state base premium for a mortgagee policy of title insurance without endorsements established in accordance with state law.; Received email showing Discount Points should be listed as XXX. Updating loan accordingly.	This loan passed the required fees test. (XXX, XXX, XXX(a)(6)(E) & (t)(4), XXX)The loan requires the borrower(s) to pay, in addition to interest or any XXX discount points used to buy down the interest rate, any fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that do not exceed XXX of the original principal amount, excluding fees for:An appraisal performed by a third party appraiser;A property survey performed by a state registered or licensed surveyor;A state base premium for a XXX of title insurance with endorsements established in accordance with XXX, or a title examination report if its cost is less than the state base premium for a mortgagee policy of title insurance without endorsements established in accordance with XXX.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24048.03.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060326	XXX	XXX	XXX	05/27/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. The lender used an expense ratio of XXX to calculate income based on the CPA letter indicating expenses do not exceed XXX however the matrix dated XXX and Guidelines section XXX require a minimum expense ratio of XXX	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.;
Received CRSE - Other:Income. Actual XXX Comments - CPA letter indicating expenses do not exceed XXX, however the matrix dated XXX and Guideines require a minimum expense ratio of XXX. Compensating Factors : Qualifying Credit Score is XXX; XXX (Housing Ratio) or XXX (Total); Residual Income of XXX; Borrower with same Employer/Business for XXX years. Acknowledged by client.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060326	XXX	XXX	XXX	05/27/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060326	XXX	XXX	XXX	05/27/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060363	XXX	XXX	XXX	06/03/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23009.51.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060363	XXX	XXX	XXX	06/03/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23009.51.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060363	XXX	XXX	XXX	06/03/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23009.51.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060356	XXX	XXX	XXX	05/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Incorrect rescission model used - XXX form model XXX used for refinance not with Original Lender or Lender Affiliate	Incorrect rescission model used - XXX form XXX used for refinance not with Original Lender or Lender Affiliate	XXX form XXX used for No	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18823.20.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060356	XXX	XXX	XXX	05/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18823.20.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060356	XXX	XXX	XXX	05/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18823.20.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060356	XXX	XXX	XXX	05/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18823.20.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060408	XXX	XXX	XXX	05/27/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. Maximum payment shock is XXX There is not an approved exception in the file	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
Received updated CRSE. Payment Shock: Exceeds Max of XXX Actual - Payment Shock is XXX. Exception comments - Bwr has Low ratios/LTV. Compensating Factors : Qualifying Credit Score is XXX; XXX (Housing Ratio) or XXX (Total); Qualifying LTV is XXX; Verified Reserves are XXX; Residual Income of XXX; Borrower with same Employer/Business for XXX years. Acknowledged by client.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $31778.30.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060408	XXX	XXX	XXX	05/27/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $31778.30.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060408	XXX	XXX	XXX	05/27/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $31778.30.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060408	XXX	XXX	XXX	05/27/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Originator XXX is Not Active	The broker is only renewed through XXX in the State of XXX The originator's registration is valid through XXX	Change status of 'Originator NMLS is Not Active' from Active to Open Rebuttal.; Received confirmation - State of XXX is behind on approvals in XXX. Exception cleared.	XXX	The originator XXX status is Active	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $31778.30.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060340	XXX	XXX	XXX	06/07/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12804.04.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060340	XXX	XXX	XXX	06/07/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12804.04.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060340	XXX	XXX	XXX	06/07/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12804.04.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060337	XXX	XXX	XXX	06/03/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; The HPML loan has establised escrows and appraisal received, downgraded to a grade B.	Change status of 'Higher-Priced Mortgage Loan Test' from Active to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition is cleared.;
 ; Change status of 'Higher-Priced Mortgage Loan Test' from Open Rebuttal to Cured Post Close.;
Exception is cleared per XXX attestation XXX.	XXX	The XXX loan has establised XXX and appraisal received, downgraded to a grade B.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14230.98.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060337	XXX	XXX	XXX	06/03/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14230.98.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060337	XXX	XXX	XXX	06/03/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Missing	Final loan application is Missing; Please provide Final Loan Application as its missing from the file.	Change status of 'Final Loan Application is Missing' from Active to Open Rebuttal.;
Received copy of final 1003 resigned by the borrower on XXX confirming all information is valid. Exception cleared. ; Please provide Final Loan Application as its missing from the file.	XXX	Final loan application is Present	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14230.98.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060336	XXX	XXX	XXX	05/31/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML Loan with established escrow and appraisal received. downdraded to B.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16673.43.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060336	XXX	XXX	XXX	05/31/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16673.43.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060336	XXX	XXX	XXX	05/31/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16673.43.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060348	XXX	XXX	XXX	06/03/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: both borrowers- XXX uncleared high alerts. Lender to provide no results for XXX	Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; Received copy of XXX showing no entries. Exception cleared.	XXX	Alerts from Fraud Report have been cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060348	XXX	XXX	XXX	06/03/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060348	XXX	XXX	XXX	06/03/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TRID Monitor Timing of Disclosures Finding	TRID Monitor Timing of Disclosures Finding.This loan contains at least XXX disclosure that fails XXX or more of the various disclosure timing provisions in the TILA-RESPA Integrated Disclosure section of Regulation Z. For more information, please see the TILA-RESPA Integrated Disclosure section of the full ComplianceAnalyzer report.While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and secondary market investors may prefer not to fund or buy loans that contain disclosures that were not issued timely under the regulation.; The initial CD issued XXX is missing from the file.	Change status of 'TRID Monitor Timing of Disclosures Finding' from Active to Open Rebuttal.;
Received CD w/ corresponding XXX dated XXX. Updating loan accordingly. ; The initial CD issued XXX is missing from the file.	XXX	TRID Monitor Timing of Disclosures Finding.This loan contains disclosures that do not fail XXX or more of the various disclosure timing provisions in the XXX Integrated Disclosure section of Regulation Z. For more information, please see the XXX Integrated Disclosure section of the full ComplianceAnalyzer report.While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and secondary market investors may prefer not to fund or buy loans that contain disclosures that were not issued timely under the regulation.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060348	XXX	XXX	XXX	06/03/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; The initial CD issued XXX is missing from the file.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
Received CD w/ corresponding XXX dated XXX. Updating loan accordingly. ; The initial CD issued XXX is missing from the file.	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060348	XXX	XXX	XXX	06/03/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Original XXX Payment on Note does not equal XXX Payment on Final Closing Disclosure	The principal and interest payment on the Final Closing Disclosure does not match the original principal and interest payment payment XXX on the Note.	Original PI Payment on Note matches Final CD	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060348	XXX	XXX	XXX	06/03/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial- final 1003 section XXX needs to be corrected as borrower has current mortgage and ownership in property. update to "Yes"; Received copy of Email to Borrower with an updated 1003. Need read receipt of confirmation from borrower email was received. ; Received letter to borrower; updated 1003;XXX Tracking; with confirmation of receipt to borrower. The 1003 was corrected showing proper ownership in the property owned section. Exception cleared. ; Received letter to borrower; updated 1003; XXX Tracking; with confirmation of receipt to borrower. The 1003 was corrected showing proper ownership in the property owned section. Exception cleared. ; Received updated 1003. Need re-executed by borrower to confirm changes.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
Received letter to borrower; updated 1003; Fed Ex Tracking; with confirmation of receipt to borrower. The 1003 was corrected showing proper ownership in the property owned section. Exception cleared. ; Received copy of Email to Borrower with an updated 1003. Need read receipt of confirmation from borrower email was received. ; Received letter to borrower; updated 1003; XXX; with confirmation of receipt to borrower. The 1003 was corrected showing proper ownership in the property owned section. Exception cleared. ; Received updated 1003. Need re-executed by borrower to confirm changes.	XXX	Final Loan Application is Present; Received letter to borrower; updated 1003; XXX Tracking; with confirmation of receipt to borrower. The 1003 was corrected showing proper ownership in the property owned section. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060332	XXX	XXX	XXX	05/31/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6319.38.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060332	XXX	XXX	XXX	05/31/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6319.38.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060332	XXX	XXX	XXX	05/31/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6319.38.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060344	XXX	XXX	XXX	06/06/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Revised Closing Disclosure Waiting Period Required Finding	Revised Closing Disclosure Waiting Period Required Finding ( 12 CFR §1026.19(f)(2)(ii) )The loan requires a new waiting period due to XXX of the following findings:The loan's APR has become inaccurate; orThe loan product, indicated in ComplianceAnalyzer by the Program Type drop down, has changed or the features (negative amortization, interest only, or a XXX) on the loan have changed; orA prepayment penalty was added.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.; Initial CD XXX APR stated as XXX
Final CD XXX APR stated as XXX
Increase of XXX
Finanace Charges were also confirmed as increased from Initial CD of XXX to Final CD XXX of XXX Increase of XXX	Data entry error, once corrected testing passed.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060344	XXX	XXX	XXX	06/06/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Monitor Timing of Disclosures Finding	TRID Monitor Timing of Disclosures Finding.This loan contains at least XXX disclosure that fails XXX or more of the various disclosure timing provisions in the TILA-RESPA Integrated Disclosure section of Regulation Z. For more information, please see the TILA-RESPA Integrated Disclosure section of the full ComplianceAnalyzer report.While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and secondary market investors may prefer not to fund or buy loans that contain disclosures that were not issued timely under the regulation.	Condition fired in error, once data entry correct, testing passed.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060344	XXX	XXX	XXX	06/06/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060344	XXX	XXX	XXX	06/06/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060339	XXX	XXX	XXX	06/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX	Third Party Valuation Product Provided	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12939.90.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060339	XXX	XXX	XXX	06/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with establised escrows and appraisal received, downgraded to a B.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12939.90.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060339	XXX	XXX	XXX	06/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and XXX is Not Eligible.; Third Party Valuation Product Not Provided and XXX is Not Eligible.; Per Lender Guidelines, not applicable loan amount is less than XXX and CU score is XXX Exception Cleared.	Change status of 'Third Party Valuation Product Not Provided and XXX; Warrant Relief is Not Eligible or Unavailable.' from Active to Revoked.;
Per Lender Guidelines, not applicable loan amount is less than XXX and CU score is XXX; ; Per Lender Guidelines, not applicable loan amount is less than XXX and CU score is XXX. Exception Cleared.	XXX	Loan is either R&W eligible and/or the CU score is XXX or less	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12939.90.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060339	XXX	XXX	XXX	06/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12939.90.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060339	XXX	XXX	XXX	06/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12939.90.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060325	XXX	XXX	XXX	06/09/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15607.90.
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2024060325	XXX	XXX	XXX	06/09/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15607.90.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060325	XXX	XXX	XXX	06/09/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial- missing XXX- credit risk summary and exception work sheet	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.; XXX: Client provided missing CRSE.	XXX	The transmittal summary is Present	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15607.90.
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2024060362	XXX	XXX	XXX	05/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060362	XXX	XXX	XXX	05/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060362	XXX	XXX	XXX	05/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060338	XXX	XXX	XXX	05/31/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	CoBorrower Employment Verification Level is Missing	The coborrower employment verification is Missing; Missing XXX VOE or WVOE from XXX) days of closing or at any point post-closing. Lender to provide missing VOE or WVOE within the stated time period.	Change status of 'CoBorrower Employment Verification Level is Missing' from Active to Open Rebuttal.;
Received VOE for Bwr and Co-Bwr dated after closing. Both verify borrower's were employed and are currently employed with the companies. Exception cleared. ; Missing B2 VOE or WVOE from XXX for XXX within XXX days of closing or at any point post-closing. Lender to provide missing VOE or WVOE within the stated time period.	XXX	The coborrower employment verification is Level XXX - Verified-direct independent verif XXX party	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $22315.07.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024060338	XXX	XXX	XXX	05/31/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $22315.07.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060338	XXX	XXX	XXX	05/31/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $22315.07.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060334	XXX	XXX	XXX	05/31/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024060334	XXX	XXX	XXX	05/31/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060334	XXX	XXX	XXX	05/31/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TRID Monitor Timing of Disclosures Finding	TRID Monitor Timing of Disclosures Finding.This loan contains at least XXX disclosure that fails XXX or more of the various disclosure timing provisions in the TILA-RESPA Integrated Disclosure section of Regulation Z. For more information, please see the TILA-RESPA Integrated Disclosure section of the full ComplianceAnalyzer report.While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and secondary market investors may prefer not to fund or buy loans that contain disclosures that were not issued timely under the regulation.	Change status of 'TRID Monitor Timing of Disclosures Finding' from Active to Open Rebuttal.; Received CD dated XXX. Updating loan accordingly.	XXX	TRID Monitor Timing of Disclosures Finding.This loan contains disclosures that do not fail one or more of the various disclosure timing provisions in the XXX Integrated Disclosure section of Regulation Z. For more information, please see the XXX Integrated Disclosure section of the full ComplianceAnalyzer report.While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and XXX investors may prefer not to fund or buy loans that contain disclosures that were not issued timely under the regulation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060334	XXX	XXX	XXX	05/31/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; Missing Initial CD from the file	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.; Received CD dated XXX. Updating loan accordingly. ; Missing Initial CD from the file	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060346	XXX	XXX	XXX	05/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. current primary mortgage not rated on credit XXX for XXX Missing XXX months satisfctory mortgage rating per GL; lender to provide VOM.; XXX No housing history received. Exception stands.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received copy of Housing Payments to XXX. XXX consecutive months confirmed. Exception cleared. ; XXX; No housing history received. Exception stands.	XXX	Housing delinquency meets guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024060346	XXX	XXX	XXX	05/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Originator XXX is Not Active	The originator XXX status is Not Active - XXXand XXX not showing XXX state specific license for subject loan; lender to provide current licenses for broker and orignator at the time of funding XXX	Change status of 'Originator NMLS is Not Active' from Active to Open Rebuttal.; XXX Client provided XXX printout showing active for XXX. Originator XXX also shows active in lookup.	XXX	The originator XXX status is Active	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060346	XXX	XXX	XXX	05/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024060346	XXX	XXX	XXX	05/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060045	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060045	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060045	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060046	XXX	XXX	XXX	06/13/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	The principal and interest payment on the Final Closing Disclosure does not match the original principal and interest payment payment XXX on the Note.	Original PI Payment on Note matches Final CD	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $33880.30.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060046	XXX	XXX	XXX	06/13/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX

Lender omitted all Installment payments from final DTI. Installment payments total XXX Lender only included revolving payments of XXX on final 1008. Lender DTI is XXX URLA and final CD do not show any debt being paid off at closing.

File is missing final CD from simultaneous refi of XXX primary at XXX to see what debt was paid off and review final XXX for primary.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received copy of CD for XXX. CD shows several accounts being paid off at the refinance. Updating loan accordingly.	XXX	Documentation provided to support Qualifying DTI below XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $33880.30.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060046	XXX	XXX	XXX	06/13/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $33880.30.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060046	XXX	XXX	XXX	06/13/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $33880.30.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060046	XXX	XXX	XXX	06/13/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. File is missing PITIA documents for primary residence at XXX. XXX did a simultaneous refinance of primary residence with AO. LE in file page 327 shows PITI of XXX plus page XXX
Provide final CD showing new PITIA and proof of Truist mtg XXX pg 322 paid off.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
Received copy of CD for XXX. CD shows several accounts being paid off at the refinance. Updating loan accordingly.	XXX	Borrower liabilities verified indicator is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $33880.30.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060056	XXX	XXX	XXX	06/17/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Residual income does not meet guidelines.	Residual income of XXX does not meet minimum guidelines.	Change status of 'Residual income does not meet guidelines.' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for residual income less than program requirements based on being an established XXX and professional nurse with a credit score of XXX.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7341.76.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060056	XXX	XXX	XXX	06/17/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7341.76.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060056	XXX	XXX	XXX	06/17/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7341.76.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060024	XXX	XXX	XXX	06/17/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8112.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060024	XXX	XXX	XXX	06/17/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8112.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060024	XXX	XXX	XXX	06/17/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	TRID Initial Loan Estimate Date and Initial Closing Disclosure Date Validation Test	This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test.This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is on or before any loan estimate delivery date. Please review the loan data to ensure the dates are in the correct fields.; LE on XXX is after initial CD on XXX	This compliance test 'TRID Initial Loan Estimate Date and Initial Closing Disclosure Date Validation Test' is no longer tested	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8112.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060024	XXX	XXX	XXX	06/17/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	TRID Disclosure Delivery and Receipt Date Validation Test	This loan failed the TRID disclosure delivery and receipt date validation test due to one of the following findings:The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date.; LE on XXX is after initial CD on XXX	This compliance test 'TRID Disclosure Delivery and Receipt Date Validation Test' is no longer tested	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8112.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060024	XXX	XXX	XXX	06/17/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed XXX or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8112.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060024	XXX	XXX	XXX	06/17/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8112.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060024	XXX	XXX	XXX	06/17/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Exception for Title - Deed Preparation added to Final CD dated XXX of XXX Valid COC provided for XXX addition of Discount Points.	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8112.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060024	XXX	XXX	XXX	06/17/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8112.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060024	XXX	XXX	XXX	06/17/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	TRID Monitor Timing of Disclosures Finding	TRID Monitor Timing of Disclosures Finding.This loan contains at least XXX disclosure that fails one or more of the various disclosure timing provisions in the TILA-RESPA Integrated Disclosure section of Regulation Z. For more information, please see the TILA-RESPA Integrated Disclosure section of the full ComplianceAnalyzer report.While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and secondary market investors may prefer not to fund or buy loans that contain disclosures that were not issued timely under the regulation.	TRID Monitor Timing of Disclosures Finding.This loan contains disclosures that do not fail one or more of the various disclosure timing provisions in the XXX Integrated Disclosure section of Regulation Z. For more information, please see the XXX Integrated Disclosure section of the full ComplianceAnalyzer report.While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and secondary market investors may prefer not to fund or buy loans that contain disclosures that were not issued timely under the regulation.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8112.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060058	XXX	XXX	XXX	06/17/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; Final 1003 Section XXX states borrower has had no ownership in property the last XXX years, however Credit report reflects a mortgage lien tradeline closed on XXX also first page of application states borrower owned for XXX prior to renting current residence. ; Received updated 1003, pending borrower executed version. Advised client.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
XXX: Received executed Final 1003. Exception cleared. ; Final 1003 Section XXX states borrower has had no ownership in property the last XXX years, however Credit report reflects a XXX closed on XXX also first page of application states borrower owned for XXX prior to renting current residence. ; Received updated 1003, pending borrower executed version. Advised client.	XXX	Final Loan Application is Present	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7497.88.
																				D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060058	XXX	XXX	XXX	06/17/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Employment Verification does not meet guidelines	Approved Exception for income not meeting the XXX year requirements required by guidelines. Compensating factors: Fico XXX and Housing History payment decreased from XXX rent to XXX mortgage payment. ; The exception 'Borrower Employment Verification does not meet guidelines' is thrown.
From fields in template:
XXX Employment Verification Meet Guidelines ---- No	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.;
Approved Exception for income not meeting the XXX year requirements required by guidelines. Compensating factors: Fico XXX and Housing History payment decreased from XXX rent to XXX mortgage payment.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7497.88.
																				D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060058	XXX	XXX	XXX	06/17/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7497.88.
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060058	XXX	XXX	XXX	06/17/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7497.88.
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060038	XXX	XXX	XXX	06/17/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060038	XXX	XXX	XXX	06/17/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060038	XXX	XXX	XXX	06/17/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060047	XXX	XXX	XXX	06/21/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; The state of XXX enacted a statue effective XXX that does not allow the insurance company to disclose guaranteed replacement coverage or the replacement cost estimator. Exception cleared.	Hazard insurance coverage is sufficient.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060047	XXX	XXX	XXX	06/21/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed XXX or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.; Received full XXX chain including LE dated XXX and LE dated XXX Updating loan accordingly.	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060047	XXX	XXX	XXX	06/21/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The loan contains charges disclosed on Final CD that were not disclosed on the Initial LE without valid COC or cure.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
Received full XXX chain including LE dated XXX and LE dated XXX Updating loan accordingly. ; The loan contains charges disclosed on Final CD that were not disclosed on the Initial LE without valid XXX or cure.	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060047	XXX	XXX	XXX	06/21/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.; Received full XXX chain including LE dated XXX and LE dated XXX Updating loan accordingly.	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060047	XXX	XXX	XXX	06/21/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060023	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060023	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060023	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.; Received XXX dated XXX showing Appraisal - Final Inspection was included. Updating loan accordingly.	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060023	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.; Received XXX dated XXX showing Appraisal - Final Inspection was included. Updating loan accordingly.	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060023	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TRID Disclosure Delivery and Receipt Date Validation Test	This loan failed the TRID disclosure delivery and receipt date validation test due to XXX of the following findings:The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date.	This compliance test 'TRID Disclosure Delivery and Receipt Date Validation Test' is no longer tested	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060023	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Validation Test	This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.	This compliance test 'Reimbursement Amount Validation Test' is no longer tested	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060023	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed XXX or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.;
Received XXX dated XXX showing Appraisal - Final Inspection was included. Updating loan accordingly.	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060023	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Indicator is Partial	Hazard Insurance Indicator is Partial	Condition fired in error, once data entry correced,condition not applicable.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060028	XXX	XXX	XXX	06/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock.	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for payment shock exceeding maximum allowed per guidelines. Front end DTI &lt; XXX and back end XXX XXX LTVm program max XXX, XXX months reserves, program min XXX months, Required residual XXX has XXX.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060028	XXX	XXX	XXX	06/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
Client provided a guidelines exception allowing for tradeline requirement not met, XXX months. DTI front end &lt; XXX and back end &lt; XXX XXX LTV, program max XXX, XXX months reserves, program min is XXX months, Residual income of XXX, required XXX.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060028	XXX	XXX	XXX	06/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Per the Guidellines Non-Arm's length Transactions are not allowed. Borrower is currently renting the subject and is a friend of the Seller per appraisal.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Received LOX - AO and other lenders typically accept these transactions between landlord and tenant as arms length. In the course of having this landlord and tenant relationship, it would not be uncommon to become friendly. Property sold for market value and there is not indication of the buyer receiving favorable treatment. Property sold for XXX - Zillow estimate XXX. Tha appraiser indicated this property was sold for market value. Exception cleared.	XXX	Appraisal guideline violation is now acceptable.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060028	XXX	XXX	XXX	06/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060028	XXX	XXX	XXX	06/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third party AVM Confidence Score is less than XXX	Third party AVM Confidence Score is less than XXX	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.;
Received PCCD with letter,XXXand copy of refund Check in the amount of XXX.  Updating loan accordingly. ; Change status of 'Consummation or Reimbursement Date Validation Test' from Cleared to Cured Post Close.;
Received PCCD with letter,XXXand copy of refund Check in the amount of XXX. Updating loan accordingly.	CDA provided. Value supported. Condition cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060048	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. XXX - simultaneous refinance with XXX. Please provide final CD to verify all PITIA for REO.	Change status of 'Charges That In Total Cannot Increase More Than XXX Test' from Active to Open Rebuttal.;
Received PCCD with letter,XXXand copy of refund Check in the amount of XXX.  Updating loan accordingly. ; Change status of 'Charges That In Total Cannot Increase More Than XXX  Test' from Cleared to Cured Post Close.;
Received PCCD with letter,XXXand copy of refund Check in the amount of XXX. Updating loan accordingly.	XXX	Borrower liabilities verified indicator is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060048	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.;
Received PCCD with letter,XXXand copy of refund Check in the amount of XXX.  Updating loan accordingly. ; Change status of 'Reimbursement Amount Test' from Cleared to Cured Post Close.;
Received PCCD with letter,XXXand copy of refund Check in the amount of XXX. Updating loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060048	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	XXX fees were added to the final CD XXX with no explanation in COC. Please provide XXX refund and proof of mailing for XXX Title E recording Fee XXX Title Closing protection letter XXX and Title Search for XXX	Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for use of the apppraisal that is listing an incorrect lender/client: No AMC. Compensating factors include Qualifying credit score is XXX, XXX (housing Ratio) or XXX (Total), Borrower with the same Employer/Business for XXX years, Verified reserves are XXX, Residual Income of XXX and XXX - last XXX months.	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060048	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	XXX fees were added to the final CD XXX with no explanation in COC. Please provide PCCD, refund and proof of mailing for XXX Title E recording Fee XXX Title Closing protection letter XXX and Title Search for XXX	Change status of 'Property is located in a XXX' from Active to Cleared.; Received Post Disaster Inspection report showing No Damage. Exception cleared.	XXX error, once corrected, finding no longer valid. This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060048	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	XXX fees were added to the final CD XXX with no explanation in COC. Please provide PCCD, refund and proof of mailing for XXX Title E recording Fee XXX Title Closing protection letter XXX and Title Search for XXX	XXX error, once corrected, finding no longer valid. This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060331	XXX	XXX	XXX	06/21/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	LOE or supporting documentation required for residency. 1003 shows XXX, however personal identication provided is XXX - Pg 321; XXX Received loe that borrower is a XXX resident XXX as per the documentation in file. The wrong box was checked on the application indicating citizenship. Need signed updated Final 1003 to cure. Exception stands. ; Received an updated final 1003 with email to borrower and read receipt by borrower. The citizenship section was completed; borrower read the message. Exception cleared. ; Received an updated final 1003 with email to borrower and read receipt by borrower. The citizenship section was completed; borrower read the message. Exception cleared.	XXX	The borrower income verification does match approval; Received an updated final 1003 with email to borrower and read receipt by borrower. The citizenship section was completed; borrower read the message. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060331	XXX	XXX	XXX	06/21/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060331	XXX	XXX	XXX	06/21/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060321	XXX	XXX	XXX	06/16/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	Change status of 'Third party AVM Confidence Score is less than XXX from Active to Open Rebuttal.; CDA Received - updating loan accordingly.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060321	XXX	XXX	XXX	06/16/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060321	XXX	XXX	XXX	06/16/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060343	XXX	XXX	XXX	06/16/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; XXX Received revised Final 1003 showing employment start date, but is unsigned. Exception stands. ; Final 1003 is missing the Start dates for Self-employed President/Gas Station position.	XXX	Final Loan Application is Present	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060343	XXX	XXX	XXX	06/16/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060343	XXX	XXX	XXX	06/16/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060322	XXX	XXX	XXX	06/20/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrows and appraisal requirements met. Downgraded to a B.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060322	XXX	XXX	XXX	06/20/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; Client provided guideline exception allowing XXX despite XXX less than program minimum required based on borrower landlord experience and revolving Credit utilization less than XXX	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060322	XXX	XXX	XXX	06/20/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060341	XXX	XXX	XXX	06/16/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 75.00 based on a loan amount of XXX and value used for LTV of XXX Min FICO XXX loan amount XXX max ltv is XXX BR FICO is XXX There is no exception in the file for LTV exceeding XXX	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
Appraisal guideline violation: Property is a non-arms length transaction. Lender requested and received a guideline exception approval citing compensating factors of a XXX Credit Score with XXX minimumrequired by program, XXX months or reserves with only XXX months required, and XXX years in same business.; Appraisal guideline violation: Property is a non-arms length transaction. Lender requested and received a guideline exception approval citing compensating factors of a XXX Credit Score with XXX minimumrequired by program, XXX months or reserves with only XXX months required, and XXX years in same business.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060341	XXX	XXX	XXX	06/16/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 75.00.; Min FICO XXX loan amount XXX, max ltv is XXX BR FICO is XXX There is no exception in the file for LTV exceeding XXX	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060341	XXX	XXX	XXX	06/16/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Cash to Borrower Exceeds Maximum Allowable	Cash to borrower exceeds maximum allowable. Guideline maximum amount to borrower is: XXX - XXX and requires a minimum credit score of XXX Borrower's credit score is XXX	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060341	XXX	XXX	XXX	06/16/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060341	XXX	XXX	XXX	06/16/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Acknowledged by Client.;
Approved Exception for excessive NSF &lt;XXX Months;
Compensating Factors: Housing Payment decreasing by XXX per Month and XXX Month reserves, program min is XXX Months	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060335	XXX	XXX	XXX	06/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more.; HPML loan with established escrows and appraisal requirements met. Downgraded to a B.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060335	XXX	XXX	XXX	06/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060335	XXX	XXX	XXX	06/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Change status of 'Hazard Insurance Indicator is Partial' from Active to Open Rebuttal.;
XXX - Received LOX, showing property on XXX. Exception cleared. ; Please provide XXX; Tax Information for Property listed on Final 1003 as a Second Home XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060333	XXX	XXX	XXX	06/17/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060333	XXX	XXX	XXX	06/17/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060333	XXX	XXX	XXX	06/17/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060319	XXX	XXX	XXX	06/27/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Originator XXX is Not Active	The originator XXX status is Not Active - no active license in XXX for XXX	XXX	The originator XXX status is Active	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060319	XXX	XXX	XXX	06/27/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060319	XXX	XXX	XXX	06/27/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060320	XXX	XXX	XXX	06/27/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060320	XXX	XXX	XXX	06/27/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060320	XXX	XXX	XXX	06/27/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060347	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Appraisal fee increased without valid COC or cure provided.	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060347	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML with established escrows and appraisal requirements met.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060347	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060347	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060327	XXX	XXX	XXX	06/22/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060327	XXX	XXX	XXX	06/22/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060327	XXX	XXX	XXX	06/22/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060350	XXX	XXX	XXX	06/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrow and appraisal received	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060350	XXX	XXX	XXX	06/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; XXX - Received XXX and XXX letter showing company is active. Exception cleared.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060350	XXX	XXX	XXX	06/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060328	XXX	XXX	XXX	06/16/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Employment Verification does not meet guidelines	Borrower Employment Verification does not meet guidelines. Lender guidelines require employment stability of XXX or more years. The borrower has only been on the job for XXX year.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or XXX
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060328	XXX	XXX	XXX	06/16/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or XXX
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060328	XXX	XXX	XXX	06/16/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or XXX
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060328	XXX	XXX	XXX	06/16/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or XXX
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060330	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060330	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060330	XXX	XXX	XXX	06/13/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060323	XXX	XXX	XXX	06/16/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. There is an exception in file for Missing the XXX	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060323	XXX	XXX	XXX	06/16/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060323	XXX	XXX	XXX	06/16/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060329	XXX	XXX	XXX	06/14/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	QCInProgress	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060329	XXX	XXX	XXX	06/14/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	QCInProgress	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060329	XXX	XXX	XXX	06/14/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	QCInProgress	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060324	XXX	XXX	XXX	06/17/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. Master Policy is missing and is needed to determine coverage.	XXX	Hazard insurance indicator is Present	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060324	XXX	XXX	XXX	06/17/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060324	XXX	XXX	XXX	06/17/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060349	XXX	XXX	XXX	06/23/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
XXX - Received a copy of the Initial CD dated XXX. Updating Loan. ; Missing Initial CD from the file dated XXX per disclosure tracking summary	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060349	XXX	XXX	XXX	06/23/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060349	XXX	XXX	XXX	06/23/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 73902.84 or XXX The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX	XXX	The liquid reserves of XXX months or XXX, is greater than or equal to the Guidelines minimum required of 6.00 or $73902.82.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060342	XXX	XXX	XXX	06/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060342	XXX	XXX	XXX	06/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060342	XXX	XXX	XXX	06/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060137	XXX	XXX	XXX	05/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than 2 years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060137	XXX	XXX	XXX	05/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060137	XXX	XXX	XXX	05/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Late Fees Test	This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.For loans with a date creditor received application before XXX :When a scheduled payment in a consumer credit transaction is in default XXX days or more, the creditor may charge and collect a late charge not exceeding the greater of XXX dollars XXX or five percent of the amount of the scheduled payment in default, not to exceed XXX dollars XXX The late charge may be collected only once on any scheduled payment, regardless of the period during which the scheduled payment remains in default. (XXX §5-19-4(a))For loans with a date creditor received application on or after XXX:When a scheduled payment in a consumer credit transaction is in default XXX days or more, the creditor may charge and collect a late charge not exceeding the greater of XXX dollars XXX or XXX percent of the amount of the scheduled payment in default, not to exceed one hundred dollars XXX The late charge may be collected only once on any scheduled payment, regardless of the period during which the scheduled payment remains in default. (AC §5-19-4(a))PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a XXX, or as XXX In cases where the user provided data does not contain the required data point, ComplianceAnalyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
XXX - Received LOX confirming - "The borrower has XXX XXX and a paystub in file does not disqualify the borrower from the XXX. Exception has been uploaded as well." Confirmation of XXX is received/reviewed. Exception cleared.	XXX	This loan passed the late fees test.The loan has late fees that conform to the requirements for the lender's license type in the state where the property is located.For loans with a date creditor received application before XXX:When a scheduled payment in a consumer credit transaction is in default XXX days or more, the creditor may charge and collect a late charge not exceeding the greater of XXX or five percent of the amount of the scheduled payment in default, not to exceed XXX. The late charge may be collected only once on any scheduled payment, regardless of the period during which the scheduled payment remains in default. (AC §5-19-4(a))For loans with a date creditor received application on or after XXX:When a scheduled payment in a consumer credit transaction is in default XXX days or more, the creditor may charge and collect a late charge not exceeding the greater of XXX or five percent of the amount of the scheduled payment in default, not to exceed XXX. The late charge may be collected only once on any scheduled payment, regardless of the period during which the scheduled payment remains in default. (AC §5-19-4(a))PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, XXX will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060137	XXX	XXX	XXX	05/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
XXX - Received LOX confirming - "The borrower has XXX XXX and a paystub in file does not disqualify the borrower from the XXX. Exception has been uploaded as well." Per guidelines, XXX-month residential housing payment history required IF AVAILABLE. Rent Free is allowed. Exception cleared. ; Per lender guidelines, borrower must own a XXX. Borrower is renting a XXX. No exception found in the file.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than 2 years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060137	XXX	XXX	XXX	05/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage Safe Harbor Threshold	This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of XXX The APR threshold to qualify for a safe harbor is XXX creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by XXX or more percentage points for a first-lien covered transaction, or by XXX or more percentage points for a subordinate-lien covered transaction.	XXX	This compliance test 'Qualified Mortgage Safe Harbor Threshold' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than 2 years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	B	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060037	XXX	XXX	XXX	05/12/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060037	XXX	XXX	XXX	05/12/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
XXX - Received LOX confirming - "The borrower has owned XXX XXX and a paystub in file does not disqualify the borrower from the XXX. Exception has been uploaded as well." Confirmation of XXX is received/reviewed. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060037	XXX	XXX	XXX	05/12/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Open Rebuttal.;
XXX - Received LOX confirming - "The borrower has owned XXX XXX and a paystub in file does not disqualify the borrower from the XXX. Exception has been uploaded as well." Confirmation of XXX is received/reviewed. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060007	XXX	XXX	XXX	05/17/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060007	XXX	XXX	XXX	05/17/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060007	XXX	XXX	XXX	05/17/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Change status of 'HAZARD INSURANCE CERTIFICATE MISSING' from Active to Open Rebuttal.; XXX - Received copy of the XXX. Updating loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060007	XXX	XXX	XXX	05/17/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX	Qualifying DSCR of XXX meets guideline requirement.; Qualifying DSCR of XXX meets guideline requirement.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060008	XXX	XXX	XXX	05/23/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification Level is Missing	Missing the Business Purpose Certification, as required per Investor Cash Flow guidelines dated XXX 1.7 (pg 7).	XXX	The borrower income verification level is Level XXX – XXX W2 or XXX and XXX paystubs/XXX borrower XXX yrs Tax Returns	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060008	XXX	XXX	XXX	05/23/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060008	XXX	XXX	XXX	05/23/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060030	XXX	XXX	XXX	05/18/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $29977.62.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060030	XXX	XXX	XXX	05/18/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $29977.62.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060030	XXX	XXX	XXX	05/18/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $29977.62.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060030	XXX	XXX	XXX	05/18/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Missing	The transmittal summary is Missing	XXX	The transmittal summary is Present	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $29977.62.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060001	XXX	XXX	XXX	05/26/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Original XXX Payment on Note does not equal XXX Payment on Final Closing Disclosure	Prepay amount from note of does not equal prepay amount on final CD. The principal and interest payment on the Final Closing Disclosure does not match the original principal and interest payment payment XXX on the Note.	Original PI Payment on Note matches Final CD	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17459.10.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060001	XXX	XXX	XXX	05/26/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	XXX From Note Does Not Equal XXX On Final Closing Disclosure	Prepay amount from note of does not equal prepay amount on final CD. The principal and interest payment on the Final Closing Disclosure does not match the original principal and interest payment payment XXX on the Note.	Prepay amount from note does equal prepay amount on final CD.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17459.10.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	B	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060001	XXX	XXX	XXX	05/26/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of 700.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17459.10.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060001	XXX	XXX	XXX	05/26/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Minimum Trade Line Requirement Not Met	XXX	Condition fired in error, once data entry correced,condition not applicable.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17459.10.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060001	XXX	XXX	XXX	05/26/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
XXX - LOX received "They had no housing history until they took out the XXX in XXX. ;
This is a brand new XXX so I would list them as their primary being owned free and clear which was accurate. They are allowed to own their home free and clear. XXX of the new XXX has been included in the PITIA on the property to include it in their DTI. " Property was owned free and clear. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17459.10.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060001	XXX	XXX	XXX	05/26/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17459.10.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060359	XXX	XXX	XXX	05/25/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11240.54.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060359	XXX	XXX	XXX	05/25/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11240.54.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060359	XXX	XXX	XXX	05/25/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11240.54.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060355	XXX	XXX	XXX	05/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.	XXX	Third Party Valuation Product Provided. CU Score of XXX was provided. TPV is not required. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	D	A	D	B	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060355	XXX	XXX	XXX	05/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; Final 1003 states Borrower's self-employed Business name as XXX however the documents in the file reflect business name as " XXX" and street address listed as "XXX" but is located in XXX ; Received copy of Email to Borrower with an updated 1003. Need read receipt or confirmation from borrower email was received. ; Received full copy of the updated 1003 with copy of XXX label and confirmation the document was delivered to the borrower. Exception cleared. ; Received full copy of the updated 1003 with copy of XXX label and confirmation the document was delivered to the borrower. Exception cleared. ; Received LOX - "Removing employer name from borrower and putting on co-borrower since she is the sole member of this business. The borrower does have his XXX business, but the income was not used for this transaction." An executed version of the 1003 is required. Emailed client.	XXX	Final Loan Application is Present; Received full copy of the updated 1003 with copy of Fed Ex label and confirmation the document was delivered to the borrower. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	D	A	D	B	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060355	XXX	XXX	XXX	05/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	A	D	B	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060355	XXX	XXX	XXX	05/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.; XXX established, and appraisal receipt acknowledged within XXX days. Per recent direction received on XXX client acknowledges HPML loans. ; XXX established, and appraisal receipt acknowledged within XXX days. Per recent direction received on XXX client acknowledges XXX loans.	XXX	Per recent direction received on XXX; client acknowledges XXX loans.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	A	D	A	D	B	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060355	XXX	XXX	XXX	05/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation:	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	B	D	A	D	B	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060355	XXX	XXX	XXX	05/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
XXX - Received LOX.  XXX - documentation on properties is not required. Exception cleared. ; Please provide Mortgage XXX, XXX, XXX (if Applicable) XXX; Tax Information for the following properties: ;
XXX;
XXX;
XXX;
;
Please Provide Mortgage XXX, XXX (If Applicable)  and Tax Information for Property located at;
XXX;	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	A	D	B	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060357	XXX	XXX	XXX	05/19/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Per Investor Guidelines: Tradeline requirements min of XXX open tradelines for XXX at least XXX of those tradelines must show activity within the past XXX CBR reflects XXX active tradeline and Comparision report issued XXX now shows an additional tradeline "Mortgage Line" just opened XXX however still does not meet Guideline requirements.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
XXX - Received LOX. "Although it looks like the XXX is under construction its not. If you review pic with XXX. That is the same XXX with the exposed insulation. That pic shows that this XXX is in working Condition. Per the appraisal, condition is "As Is". Exception cleared. ; Subject property pictures show XXX has exposed insulation on wall and shower appears to be under constructon. No notes from Appraiser regarding these items and report was dertimed "As Is'.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5577.98.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	B	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060357	XXX	XXX	XXX	05/19/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5577.98.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060357	XXX	XXX	XXX	05/19/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5577.98.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060357	XXX	XXX	XXX	05/19/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXXnot provided.	Loan is either R&W eligible and/or the CU score is XXX or less	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5577.98.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060357	XXX	XXX	XXX	05/19/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; Final 1003 dated XXX does not reflect new Mortgage lien from XXX with an open date of XXX in the REO section.	XXX	Final Loan Application is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5577.98.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060345	XXX	XXX	XXX	05/16/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX	Third Party Valuation Product Provided.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060345	XXX	XXX	XXX	05/16/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060345	XXX	XXX	XXX	05/16/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060345	XXX	XXX	XXX	05/16/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060345	XXX	XXX	XXX	05/16/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
Client provided guideline exception allowing for borrower renting based on verifield reserves of XXX months and credit history of XXX last XXX years on mortgages.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060136	XXX	XXX	XXX	05/13/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Change status of 'Downpayment source is from an unacceptable source' from Active to Acknowledged by Client.;
Client provided guideline exception allowing for Borrower getting cash out having only owned the property for XXX months based on verifield reserves of XXX months and credit history of XXX last XXX years on mortgages.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060136	XXX	XXX	XXX	05/13/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
XXX - Client exception for Other-Program. Guidelines - minimum XXX ownership for cash out; Actual - The borrwoer has owned the proeprty for XXX. Rationales - The borrower has owned the subject property for XXX. The lessor the appraised value/sales prices was used to compute the LTV. Acknowledged by Client.	The exception 'No Compliance Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060136	XXX	XXX	XXX	05/13/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Unresolved derogatory credit' from Active to Acknowledged by Client.;
Client provided guideline exception allowing for credit payment history being XXX in the last XXX months based on verifield reserves of XXX months and credit history of XXX last XXX years on mortgages.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060145	XXX	XXX	XXX	05/11/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16202.64.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060145	XXX	XXX	XXX	05/11/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16202.64.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060145	XXX	XXX	XXX	05/11/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16202.64.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060375	XXX	XXX	XXX	05/19/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received LOX - XXX is XXX.income not required on DSCR loans. Exception cleared. ; XXX - The borrower income verification does not match approval. The borrower provided mutliple paystubs to show the rental payments were paid directly from his Leave and Earnings Statement from the military. Section XXX indicates income derived from regular employment should not be disclosed.	The exception 'No Compliance Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18563.77.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060375	XXX	XXX	XXX	05/19/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18563.77.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060375	XXX	XXX	XXX	05/19/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18563.77.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060138	XXX	XXX	XXX	05/25/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $22745.92.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060138	XXX	XXX	XXX	05/25/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Per AO direction exception is acknowledged. ; Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Per AO direction exception is acknowledged.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $22745.92.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060138	XXX	XXX	XXX	05/25/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
Per AO direction exception is acknowledged. ; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
Per AO direction exception is acknowledged.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $22745.92.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060027	XXX	XXX	XXX	04/19/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.;XXX established, and appraisal receipt acknowledged within XXX days.	Change status of 'Insufficient cash to close.' from Active to Open Rebuttal.;
Per AO direction exception is acknowledged. ; Change status of 'Insufficient cash to close.' from Open Rebuttal to Acknowledged by Client.;
Per AO direction exception is acknowledged.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060027	XXX	XXX	XXX	04/19/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Appraisal date is greater than XXX days from Origination date.	Appraisal dated XXX is greater than XXX days from Note date of XXX Appraisal: Expired XXX th loan closed XXX loan is a true fail unable to locate recertification of value ; Guidelines require a recertification of value for appraisals > XXX and < XXX days. The borrower was sent copies of the appraisal on XXX and XXX The recertification of value was not found in the file.	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
Lender exception for payment shock exceeding XXX. Borrower owns current primary free and clear. Exception based on LTV XXX, business for XXX years, verified XXX months of reserves.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060027	XXX	XXX	XXX	04/19/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 80.00.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX	XXX	Original CLTV of XXX adheres to the guideline maximum CLTV of 90.00.; Original CLTV of XXX adheres to the guideline maximum CLTV of 90.00.; Original CLTV of XXX adheres to the guideline maximum CLTV of 90.00.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060027	XXX	XXX	XXX	04/19/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of ___.; Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of ___.; Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX	Change status of 'Hazard Insurance Indicator is Partial' from Active to Open Rebuttal.;
Receive Insurance Binder - no policy number provided. Per lender Guidelines 2.9.16.3, Evidence of Insurance must provide the following information: Policy Number. There is no policy number on the XXX invoice or binder. ; Change status of 'Hazard Insurance Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
Per AO direction exception is acknowledged.	XXX	Original LTV of XXX adheres to the guideline maximum LTV of 90.00.; Original LTV of XXX adheres to the guideline maximum LTV of 90.00.; Original LTV of XXX adheres to the guideline maximum LTV of 90.00.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060027	XXX	XXX	XXX	04/19/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.;
Per AO direction exception is acknowledged. ; Change status of 'Third Party Valuation Product not Provided' from Open Rebuttal to Acknowledged by Client.;
Per AO direction exception is acknowledged.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060027	XXX	XXX	XXX	04/19/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060062	XXX	XXX	XXX	04/25/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8389.88.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060062	XXX	XXX	XXX	04/25/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
XXX - Received LOX: Guidelines state "if" available. The bwr owned Prim Res Free/Clear and SiteX uploaded to provide. Exception cleared. ; Borrower has owned property since XXX. There is only XXX months of history on the credit report, base on a new mortgage on the property XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8389.88.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060051	XXX	XXX	XXX	04/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. The borrower was in forbearance for XXX months.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
Received updated final 1003 showing XXX for XXX. No payments necessary since property is owned Free and Clear. Exception cleared. ; Final 1003 XXX Section does not reflect property located at XXX per LOX in file from borrower stating they own a XXX and its currently free & clear.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21085.03.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060051	XXX	XXX	XXX	04/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21085.03.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060060	XXX	XXX	XXX	04/14/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060060	XXX	XXX	XXX	04/14/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Loan amount is greater than the maximum loan amount allowed per guidelines' from Active to Acknowledged by Client.;
Lender exception for loan amount over XXX. See lender exception page 689. Exception based on XXX years employment, housing payment decreasing, XXX residual income.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060060	XXX	XXX	XXX	04/14/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Per guidelines non'arm's length transactions are not allowed. XXX and seller are the same.	XXX	Housing delinquency meets guidelines.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060060	XXX	XXX	XXX	04/14/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Missing proof of deposit of gift funds from donor to borrower. Gift letter appears to be signed by same individual for XXX and borrower.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; XXX - XXX documentation received. CPA letter not required. Exception cleared.	XXX	The exception 'Asset Documents are Incomplete' is cleared.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060054	XXX	XXX	XXX	04/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060054	XXX	XXX	XXX	04/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Condo Approval Missing' from Active to Open Rebuttal.;
Received LOX. Per XXX, the box for XXX is not checked out making this property a XXX Only. Declaration of XXX also provided. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060054	XXX	XXX	XXX	04/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060054	XXX	XXX	XXX	04/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	The exception 'No Property Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060026	XXX	XXX	XXX	04/21/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Revised Closing Disclosure Waiting Period Required Finding	Revised Closing Disclosure Waiting Period Required Finding ( 12 CFR §1026.19(f)(2)(ii) )The loan requires a new waiting period due to XXX of the following findings:The loan's APR has become inaccurate; orThe loan product, indicated in ComplianceAnalyzer by the Program Type drop down, has changed or the features (negative amortization, interest only, or a balloon payment) on the loan have changed; orA prepayment penalty was added.Changes before consummation requiring a new waiting period. If XXX of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.	Revised Closing Disclosure Waiting Period Required Finding ( 12 CFR §1026.19(f)(2)(ii) )The loan does not require a new waiting period due to all of the following findings:The loan's APR has not become inaccurate, andThe loan product, indicated in ComplianceAnalyzer by the Program Type drop down, has not changed and the features (negative amortization, interest only, or a balloon payment) have not changed; andA prepayment penalty was not added.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16451.18.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060026	XXX	XXX	XXX	04/21/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16451.18.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060026	XXX	XXX	XXX	04/21/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16451.18.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060026	XXX	XXX	XXX	04/21/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16451.18.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060057	XXX	XXX	XXX	04/21/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060057	XXX	XXX	XXX	04/21/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060057	XXX	XXX	XXX	04/21/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
XXX - Received appraisal report reflecting XXX amount of XXX per year. Exception cleared.; Appraisal report reflects subject property is located in a XXX, however Monthly/Annual amount is missing.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060057	XXX	XXX	XXX	04/21/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Bona Fide Discount Points Test	This loan failed the bona fide discount points test due to one of the following findings: (XXX §24-1.1A (c)(1)(b))The loan is a first lien mortgage and has a principal XXX that is greater than or equal to XXX and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a XXX reduction of the interest rate.The discount points are marked as XXX but an undiscounted rate value was not provided.	This loan passed the bona fide discount points test. (NC §24-1.1A (c)(1)(b))The loan is a first lien mortgage and has a principal amount that is greater than or equal to XXX and charges discount points that are paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060039	XXX	XXX	XXX	04/29/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Borrower has two XXX day late payments in the last XXX months and has XXX or more missed payments with properties that were in forbearance.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060039	XXX	XXX	XXX	04/29/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060364	XXX	XXX	XXX	04/23/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19538.77.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060364	XXX	XXX	XXX	04/23/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19538.77.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060360	XXX	XXX	XXX	04/18/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13964.03.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060360	XXX	XXX	XXX	04/18/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00%. Lender used annual property taxes of XXX or XXX on final 1008 and CD, with a final PITIA XXX and DTI XXX Lender's First payment letter discloses deposit for taxes at XXX with a PITI of XXX (not including XXX mo for HOA). Lender's Inital XXX Disclosure is using XXX annual property taxes, or XXX Lender's final disclosures do not match final CD or 1008.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13964.03.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060360	XXX	XXX	XXX	04/18/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13964.03.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060156	XXX	XXX	XXX	04/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15349.84.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060156	XXX	XXX	XXX	04/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Payment shock exceeds lender guidelines' from Active to Open Rebuttal.;
XXX - Per guidelines, the Payment Shock maximum amount is XXX. Exception cleared. ; Please provide underwriter exception for payment shock; or calculations to support that the payment is within guidlines	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15349.84.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060180	XXX	XXX	XXX	04/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060180	XXX	XXX	XXX	04/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage APR Threshold Finding	This loan has an APR that exceeds the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien on a manufactured home is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien a non-manufactured home is less than XXX but greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a second lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount on a first lien a non-manufactured home or a second lien is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX	Change status of 'Hazard Insurance Effective Date is after the Note Date' from Active to Open Rebuttal.;
XXX - Received Attestation Letter stating "per the Insurance company there have been no claims placed on this property, prior to effective date of policy XXX'. Exception cleared. ; Please provide proof of insurance in place on or before Note date.	The Qualified Mortgage APR Threshold has not been applied to this loan for one of the following reasons:The loan is a VA loan. Pursuant to 38 CFR § 36.4300 et seq., the qualified mortgage APR threshold finding does not apply to loans guaranteed or insured by Veterans Affairs; orThe loan is a XXX loan. The qualified mortgage APR threshold finding does not apply to extensions of credit made pursuant to a program administered by a Housing Finance Agency, as defined under XXX CFR XXX; orThe user has chosen to audit loans against the legacy qualified mortgage DTI threshold during the amended qualified mortgage definition optional compliance period from XXX, through XXX. Please review your administrative XXX Qualified Mortgage Rule Settings to change this selection.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060180	XXX	XXX	XXX	04/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060180	XXX	XXX	XXX	04/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060140	XXX	XXX	XXX	05/02/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	XXX Approval Missing	Condo approval indicator is Missing	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
Lender approved exception for XXX on investment mortgage. Approval granted based on income and employment, loan must close in XXX name, be XXX and benefit the borrower. Approval found on page 1.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13652.33.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060140	XXX	XXX	XXX	05/02/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13652.33.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060365	XXX	XXX	XXX	04/20/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11311.04.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060365	XXX	XXX	XXX	04/20/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11311.04.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060366	XXX	XXX	XXX	04/14/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received LOX with guidelines confirmation. Residential property can be owned free and clear. Documentation of borrower paying for property in cash provided. Exception cleared. ; Per Fraud report page 291. Borrower paid cash for the property on XXX. Program guidelines state Rent Free is not allowed.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060366	XXX	XXX	XXX	04/14/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'TILA Finance Charge Test' from Active to Open Rebuttal.;
Removed Property Taxes from the calculation as they are not an APR fee. ; The finance charge is XXX, however, the disclosed finance charge on the Final CD XXX is stated as XXX. It is not considered accurate because it is understated by XXX.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060366	XXX	XXX	XXX	04/14/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'TILA Rescission Finance Charge Test' from Active to Open Rebuttal.; Removed Property Taxes from the calculation as they are not an APR fee.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060351	XXX	XXX	XXX	04/19/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13461.47.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060351	XXX	XXX	XXX	04/19/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial - borrower has new purchase for XXX- file contains incomplete CD; need final CD for XXX and clarification as 1003 indicates XXX primary residences for new purchase and XXX sold property- need final sale CD for XXX Lender to provide verification documents to prove sale and funds wired into XXX	XXX	Borrower liabilities verified indicator is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13461.47.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060351	XXX	XXX	XXX	04/19/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; Final 1003 shows two primary residences: XXX and XXX; Lender to correct, as XXX sold and mark pending sale and/or sold.	XXX	Final Loan Application is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13461.47.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060385	XXX	XXX	XXX	04/19/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
XXX - Received Initial CD dated XXX. Updating loan. ; The initial CD issued XXX, per the disclosure tracking summary, is missing from the file.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19348.74.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060385	XXX	XXX	XXX	04/19/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19348.74.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060150	XXX	XXX	XXX	04/27/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00%. Credit Comparison page 335 shows borrowers have an undisclosed debt opened on XXX with Lending Club Corp for XXX and monthly payment of XXX LOE in file page 337 states XXX is showing on credit report. It is not reporting on Broker or Lender initial credit reports. This payment was not included in the lender's final DTI of XXX	XXX	Documentation provided to support Qualifying DTI below XXX.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060150	XXX	XXX	XXX	04/27/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Per Disclosure Tracking Summary Initial CD XXX missing from file	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060150	XXX	XXX	XXX	04/27/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060149	XXX	XXX	XXX	04/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $136768.97, are greater than the Guideline Minimum of 6.00 or $27414.62.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060149	XXX	XXX	XXX	04/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $136768.97, are greater than the Guideline Minimum of 6.00 or $27414.62.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060144	XXX	XXX	XXX	04/27/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Per the Disclosure tracker there was an initial CD issued XXX sent to the borrowers electronically but not included in the loan file.	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $26748.52.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060144	XXX	XXX	XXX	04/27/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Lender guidelines section XXX requires a copy of the first page of XXX months business bank statements in order to use no expense factor. No copy of business bank statements was provided.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Open Rebuttal.;
XXX - Note: XXX dismissed dates are: XXX and XXX. Per Matrix doesn't req documentation. Also, these were dismissed prior to application date of XXX. Exception cleared. ; XXX - Missing Bankruptcy and Foreclosure documentations. Per guidelines, XXX discharged within the past XXX years must provide documentations.	XXX	The borrower income verification does match approval	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $26748.52.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060377	XXX	XXX	XXX	04/18/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	Change status of 'Borrower Employment Verification is Unavailable' from Active to Open Rebuttal.;
Received VOE dated XXX showing Borrower is Active in employment and has been since XXX. VOE shows XXX, etc. Exception cleared. ; Missing XXX income documentation	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $28074.18.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060377	XXX	XXX	XXX	04/18/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $28074.18.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060377	XXX	XXX	XXX	04/18/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $28074.18.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060139	XXX	XXX	XXX	04/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval.
CPA letter page 400 and XXX states borrowers have been a client since XXX self-employed with federal tax rate less than XXX A federal tax rate is not the same as a business expense rate.

Borrowers operating a business out of a personal XXX, or when XXX) months business bank statements are not furnished, the qualifying income may be determined by using a XXX with an applied business expense ratio. Per lender matrix and guidelines a XXX expense ratio is required for restaurants and bars.

Lender used XXX expense rate from CPA letter.  There are XXX business bank statements in the file.
Audit has updated expense ratio to XXX for the borrower.	Change status of 'Borrower Income Verification Level is Missing' from Active to Open Rebuttal.;
Received VOE dated XXX showing Borrower is Active in employment and has been since XXX. VOE shows XXX, etc. Exception cleared. ; Missing XXX income documentation	XXX	The borrower income verification does match approval	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060139	XXX	XXX	XXX	04/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	CoBorrower Income Verification does not match Approval	The co-borrower income verification does not match approval.
Audit has removed all income for co-borrower. Updated CPA letter page 489 omits the co-borrower for any ownership of the company. Lender does not address the co-borrower's ownership percentage and used XXX of his separate personal bank statements to qualify, using XXX expense ratio. There is no updated CPA letter in file addressing the co-borrower's self-employed business or ownership.	Change status of 'Borrower Employment Verification Level is missing' from Active to Open Rebuttal.;
Received VOE dated XXX showing Borrower is Active in employment and has been since XXX. VOE shows XXX, etc. Exception cleared. ; Missing XXX income documentation	XXX	The coborrower income verification does match approval	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060139	XXX	XXX	XXX	04/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	The borrower income verification does not match approval.
CPA letter page 400 and XXX states borrowers have been a client since XXX self-employed with federal tax rate less than XXX A federal tax rate is not the same as a business expense rate.	Change status of 'Residual income does not meet guidelines.' from Active to Open Rebuttal.; Per guidelines, Residual income of XXX or more - this file meets the guidelines. Exception cleared.	The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060139	XXX	XXX	XXX	04/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	CoBorrower Employment Verification does not meet guidelines	The coborrower income verification does not match approval. CPA letter page 400 states both borrower have been a client since XXX self-employed with federal tax rate less than XXX CPA Letter does not state business name for borrowers. Updated CPA letter on page 489 states borrower one is XXX owner of XXX	XXX	The exception 'CoBorrower Employment Verification does not meet guidelines' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060139	XXX	XXX	XXX	04/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX
CPA letter page 400 and XXX states borrowers have been a client since XXX self-employed with federal tax rate less than XXX A federal tax rate is not the same as a business expense rate.

Borrowers operating a business out of a XXX, or when XXX months business bank statements are not furnished, the qualifying income may be determined by using a XXX with an applied business expense ratio. Per lender matrix and guidelines a XXX expense ratio is required for restaurants and bars.

Lender used XXX expense rate from CPA letter.  There are no business bank statements in the file.
Audit has updated expense ratio to XXX for the borrower.
Audit has removed all income for co-borrower. Updated CPA letter page 489 omits the co-borrower for any ownership of the company. Lender does not address the co-borrower's ownership percentage and used XXX of his separate XXX bank statements to qualify, using XXX expense ratio. There is no updated CPA letter in file addressing the co-borrower's self-employed business or ownership.
; Received LOX - The borrower provided XXX months XXX statement (uploaded), so we can use XXX of the XXX. Reviewed/confirmed - Updating the Income calculations - exception cleared.	Documentation provided to support Qualifying DTI below XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060139	XXX	XXX	XXX	04/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060139	XXX	XXX	XXX	04/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
Client provided guideline exception allowing for payment shock exceeding tolerance based on qualifying credit score of XXX, XXX/XXX DTI, XXX LTV, XXX months valid reserves and stable employment stability of XXX years.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060376	XXX	XXX	XXX	04/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Constitution XXX Required Fees Test	This loan failed the required fees test. (XXX Constitution, Article 16, Section 50 (a)(6)(E) & (t)(4), as amended XXX)The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed XXX of the original principal amount, excluding fees for:An appraisal performed by a XXX party appraiser;A property survey performed by a state registered or licensed surveyor;A state base premium for a mortgagee policy of title insurance with endorsements established in accordance with state law, or a title examination report if its cost is less than the state base premium for a mortgagee policy of title insurance without endorsements established in accordance with state law.	XXX can be excluded from testing since there was a XXX acknowledgement disclosure in file. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7898.76.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060376	XXX	XXX	XXX	04/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7898.76.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060376	XXX	XXX	XXX	04/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Residual income does not meet guidelines.' from Active to Open Rebuttal.;
XXX - Per guidelines, Residual Income Minimum is XXX. Per CRSE, Residual Income is XXX. Calculated Residual Income is XXX and meets guidelines requirements. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7898.76.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060376	XXX	XXX	XXX	04/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.;
XXX  coverage is sufficient.  The site value is XXX per the appraiser.  Insurance coverage of XXX is sufficient to cover the loan requirements of XXX;
The State of XXX enacted a statute effective XXX  that does not allow the XXX to disclose guaranteed replacement coverage or the replacement cost estimator.  Exception cleared.; XXX  coverage is sufficient.  The site value is XXX  per the appraiser.  Insurance coverage of XXX is sufficient to cover the loan requirements of XXX.
The State of XXX enacted a statute effective XXX that does not allow the insurance company to disclose guaranteed replacement coverage or the replacement cost estimator. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7898.76.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060376	XXX	XXX	XXX	04/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Constitution XXX Total Indebtedness Test	This loan failed the total indebtedness test due to one of the following findings:
(XXX Constitution, Article 16, Section 50 (a)(6)(B), as amended XXX)The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XXX of the fair market value of the homestead on the date the extension of credit is made.No CLTV ratio was provided. For XXX Constitution XXX this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XXX of the fair market value of the homestead on the date the extension of credit is made.	This loan passed the total indebtedness test.
 (XXX Constitution, Article 16, Section 50 (a)(6)(B), as amended XXX)
The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead does not exceed XXX of the fair market value of the homestead on the date the extension of credit is made.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7898.76.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060384	XXX	XXX	XXX	04/12/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15634.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060384	XXX	XXX	XXX	04/12/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15634.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060384	XXX	XXX	XXX	04/12/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.	CDA provided. Value supported. Condition cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15634.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060384	XXX	XXX	XXX	04/12/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Constitution XXX Total Indebtedness Test	This loan failed the total indebtedness test due to one of the following findings:
(XXX Constitution, Article 16, Section 50 (a)(6)(B), as amended XXX)The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XXX of the fair market value of the homestead on the date the extension of credit is made.No CLTV ratio was provided. For XXX Constitution XXX this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XXX of the fair market value of the homestead on the date the extension of credit is made.	This loan passed the total indebtedness test.
 (XXX Constitution, Article 16, Section 50 (a)(6)(B), as amended XXX)
The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead does not exceed XXX of the fair market value of the homestead on the date the extension of credit is made.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15634.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060370	XXX	XXX	XXX	04/27/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060370	XXX	XXX	XXX	04/27/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fully Executed Purchase Contract is Missing	The fully executed purchase contract is Missing. There is a contract attached to the appraisal page 822-826, however file is missing a separate, fully executed contract for review.	XXX	The fully executed purchase contract is recieved	XXX	Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060370	XXX	XXX	XXX	04/27/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Missing evidence of HOA payment for XXX and XXX primary residence and REO located at XXX	XXX	Housing delinquency meets guidelines.	XXX	Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060153	XXX	XXX	XXX	04/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $39339.80.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060153	XXX	XXX	XXX	04/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $39339.80.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060153	XXX	XXX	XXX	04/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'External Obsolescense Present Indicator is Yes' from Active to Open Rebuttal.; XXX - No issues. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $39339.80.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060353	XXX	XXX	XXX	04/20/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $34804.03.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060353	XXX	XXX	XXX	04/20/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $34804.03.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060373	XXX	XXX	XXX	04/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; The initial CD issued XXX is missing from the file.	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph XXX no later than three business days before XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060373	XXX	XXX	XXX	04/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Const. art. XVI § 50(f)(2) - XXX Notice for Non Home Equity was not provided	XXX Const. art. XVI, § 50(f)(2) - XXX Notice for Non Home Equity was not provided	XXX	XXX Notice for Non Home Equity was provided	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060373	XXX	XXX	XXX	04/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; XXX - Received documentation for the REO properties. Exception cleared.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060373	XXX	XXX	XXX	04/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	The exception 'No Property Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060146	XXX	XXX	XXX	04/27/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $36255.72.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds 1XXX0 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060146	XXX	XXX	XXX	04/27/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $36255.72.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds 1XXX0 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060382	XXX	XXX	XXX	04/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.;
Client Exception granted for derogatory credit lines based on DTI , verified reserves of XXX months; sufficient residual, XXX in last XXX; and qualifying LTV	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9442.64.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060382	XXX	XXX	XXX	04/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Housing history does not meet guidelines. Need Verification of Rent for the addresses outlined on the final 1003.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9442.64.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060382	XXX	XXX	XXX	04/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9442.64.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060141	XXX	XXX	XXX	04/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060141	XXX	XXX	XXX	04/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Origination Appraisal is Partial	Origination Appraisal is Partial.; Appraisal did not indicate property is a XXX XXX rider in file.	XXX	Origination appraisal is Present.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060143	XXX	XXX	XXX	05/02/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	per GL- need XXX month XXX or cancelled checks missing from images; although bank statements in file- rent indicated to be XXX per month - this amount not found in bank statements.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
Lender exception for XXX months seasoning vs XXX months required by guidelines. Exception granted based on FICO XXX, verified reserves XXX, credit history XXX - last XXX months.	XXX	Housing delinquency meets guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	C	A	D	A	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060143	XXX	XXX	XXX	05/02/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Origination Appraisal is Partial	Origination Appraisal is Partial.; Appraisal borrower name incorrect- shows as XXX and Note and DOT signed as XXX and XXX- not in an XXX- appraiser to correct borrower name; Received LOX - " This appraisal was ordered by XXX - borrower name in name of business - requested correction." Pending corrected document.	XXX	Origination appraisal is Present.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	C	A	D	A	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060143	XXX	XXX	XXX	05/02/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXand the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	C	A	D	A	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060143	XXX	XXX	XXX	05/02/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
XXX - Received copy of Rent Schedule confirming the rental amount on the subject property.  Inputting information to show the XXX of property using this information. ; XXX - Qualifying DTI of XXX exceeds guideline maximum of 50.00%. Lender used XXX of XXX gross rental income for subject property. Lender GLs require form XXX  with the appraisal or a copy of the current lease. Processor certification in file page XXX states "due to XXX being added in on the appraisal we no longer are required to have the lease. Please waive this condition". Subject property was vacant at the time of appraisal. There is no lease or Form XXX in the loan file. ;
XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	C	A	D	A	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060142	XXX	XXX	XXX	04/27/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
XXX - Copy of guidelines received. Showing max LTV/CLTV is XXX. Updating loan to clear exception.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19339.36.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060142	XXX	XXX	XXX	04/27/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.; XXX - Copy of guidelines received. Showing max LTV/CLTV is XXX. Updating loan to clear exception.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19339.36.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060358	XXX	XXX	XXX	04/28/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11593.20.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060358	XXX	XXX	XXX	04/28/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11593.20.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060367	XXX	XXX	XXX	04/20/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Missing prior XXX entitlement documentation totals of XXX as lender used for qualifying. ; 1. Missing prior year XXX entitlement documentation totals of XXX as lender used for qualifying.
XXX Missing Rent documentation for XXX stated on Pg 1 of Final 1003; XXX Received updated 1003 in trailing documents showing Current address of XXX, however, section XXX shows it as Investment property. Need corrected, executed 1003.; Received LOX stating : "XXX Property is Owned property. Rental propery at XXX was a 'Prior' residence. He no longer lives at XXX St since he purchased XXX with XXX Loan." Per final 1003 - Current residence is XXX. Emailed client for additional explanation.	Change status of 'Co-Borrower residency documentation not provided or issue with documentation' from Active to Open Rebuttal.;
Copy of 1003 showing co-borrower is a XXX Citizen provided. Exception cleared.	XXX	The borrower income verification does match approval	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5949.30.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060367	XXX	XXX	XXX	04/20/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Qualifying DTI of XXX exceeds guideline maximum of 50.00.; DTI variance due to lender not applying rent payment in the amount of XXX for borrowers primary residence located at XXX ; Received LOX stating : "XXX Property is Owned property. Rental propery at XXX was a 'Prior' residence. He no longer lives at XXX since he purchased XXX with XXX Loan." Per final 1003 - Current residence is XXX Emailed client for additional explanation.	XXX	Documentation provided to support Qualifying DTI below XXX Documentation provided to support Qualifying DTI below XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5949.30.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060367	XXX	XXX	XXX	04/20/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5949.30.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060147	XXX	XXX	XXX	04/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19474.28.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060147	XXX	XXX	XXX	04/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19474.28.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060147	XXX	XXX	XXX	04/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19474.28.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060147	XXX	XXX	XXX	04/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	The exception 'No Property Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19474.28.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060147	XXX	XXX	XXX	04/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX	XXX	Third Party Valuation Product Provided.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19474.28.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060374	XXX	XXX	XXX	05/06/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14540.46.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060374	XXX	XXX	XXX	05/06/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; No mortgage on current primary residence. Fraud Report (Page 420) shows ownership of the property since XXX	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14540.46.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060374	XXX	XXX	XXX	05/06/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. XXX (Page 724) Notes Payment Shock exception and approval.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14540.46.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060374	XXX	XXX	XXX	05/06/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14540.46.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060374	XXX	XXX	XXX	05/06/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14540.46.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060368	XXX	XXX	XXX	05/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12384.50.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060368	XXX	XXX	XXX	05/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12384.50.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060368	XXX	XXX	XXX	05/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12384.50.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060368	XXX	XXX	XXX	05/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12384.50.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060019	XXX	XXX	XXX	05/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060019	XXX	XXX	XXX	05/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.; XXX - Received LOX with bank statements showing full Rental payments from XXX through XXX. Exception cleared.			XXX	Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060019	XXX	XXX	XXX	05/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060019	XXX	XXX	XXX	05/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060354	XXX	XXX	XXX	05/03/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $26209.28.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060354	XXX	XXX	XXX	05/03/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $26209.28.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060354	XXX	XXX	XXX	05/03/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $26209.28.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060354	XXX	XXX	XXX	05/03/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $26209.28.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060352	XXX	XXX	XXX	05/05/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.; XXX - Received initial CD dated XXX ; Per Disclosure Tracking Summary Initial CD XXX missing from file	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $24321.46.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	C	B	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
2024060352	XXX	XXX	XXX	05/05/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation:	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $24321.46.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	C	B	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
2024060352	XXX	XXX	XXX	05/05/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $24321.46.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	C	B	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
2024060352	XXX	XXX	XXX	05/05/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $24321.46.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	C	B	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
2024060369	XXX	XXX	XXX	04/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18187.98.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060369	XXX	XXX	XXX	04/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18187.98.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060369	XXX	XXX	XXX	04/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18187.98.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060369	XXX	XXX	XXX	04/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18187.98.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060369	XXX	XXX	XXX	04/26/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18187.98.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060279	XXX	XXX	XXX	04/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060279	XXX	XXX	XXX	04/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage APR Threshold Finding	This loan has an APR that exceeds the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien on a manufactured home is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien a non-manufactured home is less than XXX but greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a second lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount on a first lien a non-manufactured home or a second lien is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX			Loan is either XXX and/or the CU score is XXX or less	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	D	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060279	XXX	XXX	XXX	04/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and XXX; XXX is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and XXX is Not Eligible.; Per Lender Guidelines, not applicable. CU score is XXX Exception cleared.			Loan is either XXX and/or the CU score is XXX or less	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	D	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060279	XXX	XXX	XXX	04/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
															XXX - Received CPA letter dated XXX Verbal VOE with Time stamp XXX; and business search documentation. Exception cleared.			XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060279	XXX	XXX	XXX	04/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060264	XXX	XXX	XXX	05/24/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060264	XXX	XXX	XXX	05/24/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060275	XXX	XXX	XXX	12/29/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21277.08.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060275	XXX	XXX	XXX	12/29/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Original PI Payment on Note does not equal XXX Payment on Final Closing Disclosure	Original PI Payment on Note matches Final CD
From Hard Coded form in template:
'Closing Disclosure' at XXX Original PI Payment on Note matches Final CD
From Hard Coded form in template:
														'Closing Disclosure' at XXX Interest rate increased, no CoC in fille.	Change status of 'Fully Executed Purchase Contract is Partial' from Active to Open Rebuttal.; XXX - Received Contract XXX showing XXX. Exception cleared. ; missing XXX for XXX per final cd pg. 500		Original XXX Payment on Note matches Final CD; Original PI Payment on Note matches Final CD	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21277.08.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060275	XXX	XXX	XXX	12/29/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Prepay Amount From Note Does Not Equal Prepay Amount On Final Closing Disclosure	Prepay amount from note does equal prepay amount on final CD.
From Hard Coded form in template:
'Closing Disclosure' at XXX Prepay amount from note does equal prepay amount on final CD.
From Hard Coded form in template:
'Closing Disclosure' at XXX Prepay amount from note does equal prepay amount on final CD.
From Hard Coded form in template:
														'Closing Disclosure' at XXX Interest rate increased, no CoC in fille.			XXX from note does equal prepay amount on final CD. ; XXX from note does equal prepay amount on final CD.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21277.08.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060275	XXX	XXX	XXX	12/29/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21277.08.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060004	XXX	XXX	XXX	12/06/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Appraisal date is greater than XXX days from Origination date.	Appraisal dated XXX is greater than XXX days from Note date of XXX XXX Appraisal provided is dated XXX Note date is XXX days. Please provide a appraisal update dated within XXX days of the Note. [XXX, BXXX, Appraisal Age and Use Req. XXX]; XXX - Requested a Re-Cert of Value to clear exception.
XXX - Appraisal dated 8/5/2021 is greater than XXX days from Note date of XXX
														XXX Appraisal provided is dated XXX Note date is XXX 123 days. Please provide a appraisal update dated within 120 days of the Note. [XXX, B4-1.2-02, Appraisal Age and Use Req.XXX]		XXX	Appraisal date is within XXX days of Note date.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18955.02.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060004	XXX	XXX	XXX	12/06/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX Acknowledged; Exception cleared.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18955.02.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060004	XXX	XXX	XXX	12/06/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18955.02.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060004	XXX	XXX	XXX	12/06/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18955.02.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060015	XXX	XXX	XXX	12/15/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
															XXX - Received LOX. Re-reviewed guidelines and per the Note Rate with Credit Score the LTV/CLTV max is XXX. Updating guidelines information.			XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060015	XXX	XXX	XXX	12/15/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and XXXis Not Eligible.; CU Score is XXX TPV not required.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
															XXX - Received LOX. Re-reviewed guidelines and per the Note Rate with Credit Score the LTV/CLTV max is XXX. Updating guidelines information.		Loan is either XXX or less	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060015	XXX	XXX	XXX	12/15/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060006	XXX	XXX	XXX	12/07/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060006	XXX	XXX	XXX	12/07/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060018	XXX	XXX	XXX	12/13/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Missing	The transmittal summary is Missing		XXX	The transmittal summary is Present	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 40.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7484.40.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060018	XXX	XXX	XXX	12/13/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and XXX is Not Eligible.; Third Party Valuation Product Not Provided and XXX is Not Eligible. Per Lender Guidelines, not applicable. CU score is XXX Exception cleared.; Third Party Valuation Product Not Provided and XXX is Not Eligible. Per Lender Guidelines, not applicable. CU score is XXX Exception cleared.			Loan is either XXX or less	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 40.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7484.40.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060018	XXX	XXX	XXX	12/13/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 40.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7484.40.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060018	XXX	XXX	XXX	12/13/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 40.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7484.40.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060252	XXX	XXX	XXX	12/28/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $22585.92.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060252	XXX	XXX	XXX	12/28/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $22585.92.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060443	XXX	XXX	XXX	12/14/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $39372.44.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060443	XXX	XXX	XXX	12/14/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $39372.44.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060440	XXX	XXX	XXX	12/06/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third party valuation tool missing from file.			Loan is either XXX or less		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9133.76.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060440	XXX	XXX	XXX	12/06/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9133.76.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060440	XXX	XXX	XXX	12/06/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9133.76.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060452	XXX	XXX	XXX	12/10/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $20464.40.; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060452	XXX	XXX	XXX	12/10/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and XXX is Not Eligible. Per Lender Guidelines, not applicable. Exception cleared.			Loan is either XXX or less	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $20464.40.; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060452	XXX	XXX	XXX	12/10/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $20464.40.; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060452	XXX	XXX	XXX	12/10/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $20464.40.; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060437	XXX	XXX	XXX	12/10/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060437	XXX	XXX	XXX	12/10/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX CU Score is XXX. XXX not required.			Loan is either XXX or less	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060437	XXX	XXX	XXX	12/10/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060437	XXX	XXX	XXX	12/10/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060259	XXX	XXX	XXX	12/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	We will need an updated 1008 and Credit Risk Summary that reflects the income on the XXX worksheet dated XXX (pg 395). The current 1008 matches the XXX that expired prior to closing.; XXX - CRSE provided - Income amount reflects the XXX worksheet which shows expires on XXX Updated Quick Calc (expires XXX) with a monthly amount of XXX Provide updated CRSE and final 1008 reflecting this amount. ; XXX - Provide Bank Statement calculation to verify the monthly income of XXX		XXX	The borrower income verification does match approval	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $24235.50.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060259	XXX	XXX	XXX	12/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: The subject property is listed as a refinance of a primary residence. The appraisal shows Occupant as Tenant. ; XXX - Appraisal guideline violation: The subject property is listed as a refinance of a primary residence. The appraisal shows Occupant as Tenant. ; XXX - Appraisal guideline violation: The subject property is listed as a refinance of a primary residence. The appraisal shows Occupant as Tenant.		XXX		XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $24235.50.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060259	XXX	XXX	XXX	12/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $24235.50.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060259	XXX	XXX	XXX	12/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $24235.50.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024060261	XXX	XXX	XXX	12/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13877.14.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060261	XXX	XXX	XXX	12/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13877.14.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060261	XXX	XXX	XXX	12/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Please provide XXX.. Liabilities are showing a monthly payment of XXX However, the latest CR dtd XXX shows XXX Payment per month needs to be verified. ; XXX Please provide confirmation of XXX. CR report is XXX Liabilities are including a XXX pmt on a balance of XXX		XXX	Borrower liabilities verified indicator is Present	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13877.14.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060251	XXX	XXX	XXX	12/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.; Client provided guideline exception allowing for minimum tradeline requirement not being met based on XXX FICO and XXX LTV with is XXX below program maximum.		Borrower(s) have met the minimum tradeline requirement per lender guidelines. ; Borrower(s) have met the minimum tradeline requirement per lender guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060251	XXX	XXX	XXX	12/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.; XXX established, and appraisal receipt acknowledged within XXX days.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060251	XXX	XXX	XXX	12/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060251	XXX	XXX	XXX	12/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060449	XXX	XXX	XXX	12/10/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13274.94.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060449	XXX	XXX	XXX	12/10/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13274.94.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060449	XXX	XXX	XXX	12/10/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Co-Borrower residency documentation not provided or issue with documentation	Co-Borrower residency documentation not provided or issue with documentation. Page 102 1003 Incomplete, Citizenship not entered. Page 441 copy of drivers license XXX, only ID in images.		XXX	Co-Borrower residency documentation has been provided and there are no issues with documentation.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13274.94.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060449	XXX	XXX	XXX	12/10/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	All Interested Parties Not Checked against Exclusionary Lists	All Interested Parties Not Checked against Exclusionary Lists: Title, XXX Appraiser, Real Estate Agents.		XXX	All Interested parties were checked and cleared with Exclusionary Lists	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13274.94.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060449	XXX	XXX	XXX	12/10/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	XXX Check was not completed/Cleared.	XXX Check was not completed/cleared: Title, Escrow, Appraiser, Real Estate Agents.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.; XXX - Income Calc provided showing XXX month XXX at XXX Ownership and XXX Expense Ratio received. Income amount matches what was stated on XXX and XXX. Exception cleared. ; Bank statement income does not support the amount used to qualify.	XXX	XXX Check was completed and cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13274.94.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060449	XXX	XXX	XXX	12/10/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13274.94.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060451	XXX	XXX	XXX	12/09/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX XXX DTI variance due to income calculation discrepancy. Approval is based on monthly income of XXX However, the supporting calculations for the XXX Mo bank statements/Expense ratio at XXX ownership only account for XXX of income.		XXX	Documentation provided to support Qualifying DTI below XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060451	XXX	XXX	XXX	12/09/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Approval is based on monthly income of XXX However, the supporting calculations for the XXX Mo bank statements/Expense ratio at XXX ownership only account for XXX of income.		XXX	The borrower income verification does match approval. XXX - Received updated Income XXX worksheet showing monthly payment - XXX Calculation is based off the Bank Statements for XXX through XXX Updating calculation - clearing exception.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060451	XXX	XXX	XXX	12/09/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX Informational; Acknowledged/ Exception cleared.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060451	XXX	XXX	XXX	12/09/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060451	XXX	XXX	XXX	12/09/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060258	XXX	XXX	XXX	12/09/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Loan amount is greater than the maximum loan amount allowed per guidelines	Loan amount of XXX is greater than the maximum loan amount allowed per guidelines of XXX		XXX		XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060258	XXX	XXX	XXX	12/09/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060258	XXX	XXX	XXX	12/09/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060258	XXX	XXX	XXX	12/09/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and XXX is Not Eligible. Per Lender Guidelines, not applicable. Exception cleared.; CU Score XXX Per lender guidelines, not applicable. Cash-Out Refinance - No Cash Out. Exception cleared.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; XXX - CRSE received. Client acknowledges: Borrower: Yes - Non Arms length transaction; Exception given due to mortgage on property paid as agreed and value validated with review. Compensating factors: Quaqlifying Credit Score is XXX; XXX LTV, Using own funds; Reserves of XXX Months. Acknowledged by Client.		Third Party Valuation Product Provided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060258	XXX	XXX	XXX	12/09/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Downpayment source is from an unacceptable source	Downpayment source is from an unacceptable source. Loan was profiled on verifi as Cash out XXX as stated on Lender's Approval Pg 1075, however cash to close was not to borrower as on final CD Pg 61.		XXX	Downpayment source is from an acceptable source.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060258	XXX	XXX	XXX	12/09/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Note Document Indicator is Partial	Note document indicator is Partial. The Note rate is XXX and the 1008 and Credit Risk Summary & Exception Approval reflect XXX Please provide updated 1008 and CRS.			Note document indicator is Present	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060442	XXX	XXX	XXX	12/13/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060442	XXX	XXX	XXX	12/13/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX		XXX		XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060442	XXX	XXX	XXX	12/13/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and XXX is Not Eligible. Per Lender Guidelines, not applicable. CU score is XXX Exception cleared.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.;
															AVM Received - updating loan accordingly. ; Missing third party valuation with loan amount of XXX No XXX in file.		Loan is either XXX and/or the CU score is XXX or less	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060442	XXX	XXX	XXX	12/13/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Per Diem Interest Amount Test' from Active to Open Rebuttal.; XXX - Additional XXX was provided/not entered. Prepaid Interest field was updated on the additinal XXX. Updating and re-running XXX.			XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060438	XXX	XXX	XXX	12/10/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12023.02.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060438	XXX	XXX	XXX	12/10/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12023.02.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060446	XXX	XXX	XXX	11/29/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	Borrower selected XXX on Final 1003, however ID card in file is a Permanent XXX card - Pg 225.		XXX	The borrower income verification does match approval	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10133.10.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060446	XXX	XXX	XXX	11/29/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX - Qualifying DSCR of XXX is less than guideline minimum requirement of XXX		XXX	Qualifying DSCR of XXX meets guideline requirement.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10133.10.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060446	XXX	XXX	XXX	11/29/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Flood Certificate is Missing' from Active to Open Rebuttal.; XXX - Flood Cert Provided. Exception cleared.			XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10133.10.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060446	XXX	XXX	XXX	11/29/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10133.10.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060448	XXX	XXX	XXX	12/10/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX Informational; Acknowleged; Exception cleared.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060448	XXX	XXX	XXX	12/10/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of 700.		XXX		XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060448	XXX	XXX	XXX	12/10/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060448	XXX	XXX	XXX	12/10/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060439	XXX	XXX	XXX	12/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Average Prime Offer Rate APR Threshold	This loan exceeded the average prime offer rate APR threshold. ( XXX SB 949, §3(a)(7)(F)(ii) )The loan is a first lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			Condition not valid.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	A	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060439	XXX	XXX	XXX	12/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Home Loan (XXX and after)	Nonprime Home Loan (XXX ST §36a-760(a)(7))The loan is a XXX home loan, as defined in the legislation, due to all of the following findings:The loan meets or exceeds the average prime offer rate APR threshold;The proceeds of the loan are to be used primarily for personal family or household purposes;The loan is secured by a mortgage upon an interest in XXX-to-XXX family residential property;The property is intended to be used or occupied by the borrower as a principal residence; andThe loan amount is less than or equal to XXX			Loan is either XXX or less	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060439	XXX	XXX	XXX	12/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060439	XXX	XXX	XXX	12/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Qualifying DTI of XXX exceeds guideline maximum of 40.00.; XXX - REO Property was calculated at rent for XXX Vacancy Factor Adjustment with mortgage payment included shows $-XXX In addition, the Student loan liabilities were not included on the final 1003. Breakdown is outlined below:

XXX - Subj Property
XXX - Liabilities - Includes XXX of Student Loan Balance
XXX- Negative REO Income
XXX - Income

DTI - XXX
																XXX		XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060439	XXX	XXX	XXX	12/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and XXX is Not Eligible.; Per Lender Guidelines, not applicable. CU score is XXX Exception cleared.			Loan is either XXX and/or the CU score is XXX or less	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060439	XXX	XXX	XXX	12/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	A	A	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060439	XXX	XXX	XXX	12/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	A	A	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060447	XXX	XXX	XXX	12/07/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 75.00 based on a loan amount of XXX and value used for LTV of XXX Per Gl's DSCR XXX min LTV is XXX - Loan approval reflects DSCR XXX with a XXX LTV. ; Value of the property is XXX and produces a LTV of XXX Loan approval reflects a DSCR of XXX calculated/confirmed. Per guidelines DSCR XXX min LTV is XXX Further clarification of LTV difference is required.		XXX		XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8574.77.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060447	XXX	XXX	XXX	12/07/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8574.77.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060447	XXX	XXX	XXX	12/07/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8574.77.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060447	XXX	XXX	XXX	12/07/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party AVM to appraised value exceeds XXX allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX allowable variance.			XXX supports the value.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8574.77.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060447	XXX	XXX	XXX	12/07/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and XXX is Not Eligible.; per Guidelines, Not Applicable ; TPV: Loan amount XXX Per guidelines, TPV not required. ; TPV: Loan amount XXX Per guidelines, TPV not required.			Third Party Valuation Product Provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8574.77.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060447	XXX	XXX	XXX	12/07/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX per Guidelines, Not Applicable			Third Party Valuation Product Provided; Third Party Valuation Product Provided	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $8574.77.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060441	XXX	XXX	XXX	12/02/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).			This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060441	XXX	XXX	XXX	12/02/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX efunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.; XXX - LOE located in the file (with property detail documentation) showing current residency is owned free and clear. No VOR/VOM is required. Exception cleared.		This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060441	XXX	XXX	XXX	12/02/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TRID Initial Closing Disclosure Date and Funding Date Validation Test	This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields.			This compliance test 'TRID Initial Closing Disclosure Date and Funding Date Validation Test' is no longer tested	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060441	XXX	XXX	XXX	12/02/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Change status of 'Borrower residency documentation not provided or issue with documentation' from Active to Open Rebuttal.;
Received an updated CRSE.  Guidelines state - Residency Documentation Required. Actual - Residency Documentation Missing. Missing XXX.  Compensating Factors : DTI - XXX (Housing); Reserves of XXX Months; Residual Income of XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Borrower residency documentation not provided or issue with documentation' from Open Rebuttal to Acknowledged by Client.;
															Received an updated CRSE. Guidelines state - Residency Documentation Required. Actual - Residency Documentation Missing. Missing XXX. Compensating Factors : DTI - XXX (Housing); Reserves of XXX Months; Residual Income of XXX. Lender provided exception for the loan not meeting the guideline requirements.		This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060441	XXX	XXX	XXX	12/02/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to the initial Closing Disclosure dated XXX is missing from the loan file.		XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060441	XXX	XXX	XXX	12/02/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060441	XXX	XXX	XXX	12/02/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060441	XXX	XXX	XXX	12/02/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060721	XXX	XXX	XXX	01/06/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21323.20.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060721	XXX	XXX	XXX	01/06/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.; XXX - Updated 1008 and Approval Letter received. Approval letter shows XXX Bank Statements used as Income Calculation. 1008 removes the XXX income. Total montly income is XXX, Updating loan. ; Credit Risk Summary & Approval Letter show XXX Bank Statements used. Only XXX months of XXX provided. In addition, SS benefits were calculated on the 1008 as Other Income. Provide SS benefit verification. Current income calculated is for XXX BS and calculates at XXX per month.			XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21323.20.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060010	XXX	XXX	XXX	12/23/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $26237.52.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060010	XXX	XXX	XXX	12/23/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $26237.52.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060017	XXX	XXX	XXX	12/17/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060017	XXX	XXX	XXX	12/17/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	Change severity of 'Liquid Reserves are less than Guidelines Required' from Material to Non-Material.; XXX months Reserves or XXX are required and assests reported in excess are XXX		XXX		XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060017	XXX	XXX	XXX	12/17/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan Required XXX Test	This loan failed the higher-priced mortgage loan required XXX test. ( 12 CFR §1026.35(b) )This loan fails to collect reserves for either:The payment of homeowner's insurance and property taxes for properties that are not a XXX high rise XXX or planned unit development, orThe loan contains a custom fee with an associated attribute of "escrow or reserves" but the fee does not have a dollar value listed; orThe payment of property taxes for XXX or high rise XXX or planned unit development.Except as provided in 1026.35(b)(2) regarding exemptions, a creditor may not extend a higher-priced mortgage loan secured by a first lien on a consumer's principal dwelling unless an XXX is established before consummation for payment of property taxes and premiums for mortgage-related insurance required by the creditor, such as insurance against loss of or damage to property, or against liability arising out of the ownership or use of the property, or insurance protecting the creditor against the consumer's default or other credit loss.Insurance premiums described in above need not be included in XXX for loans secured by dwellings in condominiums, planned unit developments, or other common interest communities in which dwelling ownership requires participation in a governing association, where the governing association has an obligation to the dwelling owners to maintain a master policy insuring all dwellings.PLEASE NOTE:(1)This test does not consider whether the creditor complies with 12 CFR §1026.35(b)(2)(iii) regarding properties that are located in counties designated as either "rural" or "underserved" by the Consumer Financial Protection Bureau.(2)This test does not XXX for instances when mortgage insurance reserves must be escrowed based on 12 CFR §1026.35. See Higher-Priced Mortgage Loan Alert (below) for full escrow requirements.; Statute of limitations has expired			Statute of limitations has expired	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060017	XXX	XXX	XXX	12/17/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan XXX Alert (12 CFR 1026.35(b))	Loan is a Higher-Priced Mortgage Loan and XXX Indicator is No Escrows.		XXX	Received rebuttal - buy down/ base rate XXX Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060017	XXX	XXX	XXX	12/17/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060247	XXX	XXX	XXX	12/27/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 40.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10155.30.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060247	XXX	XXX	XXX	12/27/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation. ; Borrower residency documentation not provided or issue with documentation.		XXX		XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 40.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10155.30.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060247	XXX	XXX	XXX	12/27/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'HAZARD INSURANCE CERTIFICATE MISSING' from Active to Open Rebuttal.; XXX - Evidence of Insurance provided. Updating loan to clear excep; XXX not found in file			XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 40.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10155.30.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060247	XXX	XXX	XXX	12/27/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Hazard Insurance Coverage is Not Sufficient' from Active to Open Rebuttal.; XXX - Evidence of Insurance provided. Updating loan to clear exceptions. ; XXX not found in file			XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 40.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10155.30.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060245	XXX	XXX	XXX	12/28/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX Per guidelines, TPV not required. Loan Amount XXX XXXis Eligible.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.; Liabilities were re-reviewed due to the increase in calculation XXX what is outlined on the final 1008. After reviewing the Final CD; the XXX (XXX) is paid at closing. Removing this liability from the calculation. In addition, I updated the Liabilities to reflect the most recent credit report which adjusted the monthly payments.		Third Party Valuation Product Provided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9152.90.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060245	XXX	XXX	XXX	12/28/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9152.90.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060245	XXX	XXX	XXX	12/28/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9152.90.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060273	XXX	XXX	XXX	01/21/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	MD Credit Regulations Mortgage Loan DTI Provided Test	This loan failed the DTI provided test. ( XXX SB270/HB363, Md. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029 )
The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower's repayment ability.
PLEASE NOTE:  This result is not a determination that the lender or credit grantor analyzed the borrower's ability to repay a mortgage loan based on Chapter XXX (XXX) or Chapter XXX (XXX).

														See XXX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.			Condition not valid.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14801.48.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060273	XXX	XXX	XXX	01/21/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14801.48.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060273	XXX	XXX	XXX	01/21/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14801.48.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060021	XXX	XXX	XXX	02/02/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060021	XXX	XXX	XXX	02/02/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060435	XXX	XXX	XXX	02/14/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $4788.97.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060435	XXX	XXX	XXX	02/14/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $4788.97.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060435	XXX	XXX	XXX	02/14/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party AVM to appraised value exceeds XXX allowable variance	Third Party AVM to appraised value exceeds XXX allowable variance	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.; XXX - Updated CRSE provided. Client acknowledges - Reserves of XXX months, are less than the Guidelines minimum required of 6. Compensating factors - Credit History XXX -last XXX months; Borrower has a history of managing rental properties. Acknowledged by Client.		XXX provided. Value supported. XXX cleared	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $4788.97.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060435	XXX	XXX	XXX	02/14/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification of XXX is less than XXX months.			Condition in valid once data entry corrected, condition not applicable.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $4788.97.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060193	XXX	XXX	XXX	02/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Effective Date is after the Note Date	The hazard insurance effective date of XXX is after the note date of XXX		XXX	XXX - Received updated Insurance Policy showing Effective Date: XXX Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17653.11.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060193	XXX	XXX	XXX	02/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.		XXX	Hazard insurance coverage is sufficient.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17653.11.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060193	XXX	XXX	XXX	02/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17653.11.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060193	XXX	XXX	XXX	02/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17653.11.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060207	XXX	XXX	XXX	02/15/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 80.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060207	XXX	XXX	XXX	02/15/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.; XXX - Received updated Appraisal dated XXX showing occupant as XXX. Exception cleared. ; Appriasal reflects occupant as Owner occupied, however per GL's Property must have a tenant			XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 80.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060234	XXX	XXX	XXX	02/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060234	XXX	XXX	XXX	02/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060234	XXX	XXX	XXX	02/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Third Party Valuation Product Not Provided and CU Score is XXX			AVM supports the value.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060219	XXX	XXX	XXX	02/14/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX is greater than or equal to the Guidelines minimum required of 6.00 or XXX			The liquid reserves of XXX months or XXX is greater than or equal to the Guidelines minimum required of 6.00 or XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060219	XXX	XXX	XXX	02/14/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines per Credit Report value of XXX months.			Housing delinquency meets guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060219	XXX	XXX	XXX	02/14/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; XXX - CRSE shows client acknowledged the Income - XXX owner of business. Compensating factors: XXX score; No lates on credit - back to XXX; DTI - XXX (allowed up to XXX); LTV - XXX (allowed up to XXX); Residual Income - XXX (XXX req). Acknowledged by Client.		The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060219	XXX	XXX	XXX	02/14/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060241	XXX	XXX	XXX	02/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Housing history does not meet guidelines. Page 391 Credit report XXX mortgage Next Due XXX Subject Consummation Date XXX Page XXX Forbearance Plan XXX paid current thru XXX	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $43610.46.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060241	XXX	XXX	XXX	02/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $43610.46.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060241	XXX	XXX	XXX	02/09/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.; XXX - Updated final 1008 with the proper calculation was received. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $43610.46.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060187	XXX	XXX	XXX	02/10/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9834.55.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060187	XXX	XXX	XXX	02/10/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.; Client provided guideline exception allowing for Rent free housing history based on no derogatory credit since inception including mortgage payments on other property and XXX months in reserves post closing.			XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9834.55.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060203	XXX	XXX	XXX	02/11/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification of XXX is less than XXX months.; Borrower Income Verification of XXX is less than XXX months. Correction.			Condition in valid once data entry corrected, condition not applicable.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060203	XXX	XXX	XXX	02/11/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.			Hazard insurance coverage is sufficient. The State of XXX enacted a statute effective XXX that does not allow the insurance company to disclose guaranteed replacement coverage or the replacement cost estimator. Exception cleared.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060203	XXX	XXX	XXX	02/11/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Signed XXX is missing	Borrower XXX missing signed XXX			Signed XXX proviided.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060203	XXX	XXX	XXX	02/11/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060203	XXX	XXX	XXX	02/11/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'TRID Post-Consummation Reason for Redisclosure Validation Test' from Active to Open Rebuttal.; XXX - Updated loan with PCCD information.			XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060185	XXX	XXX	XXX	02/14/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.; XXX - Received PCCD letter, PCCD dated XXX, and refund check in the amount of XXX. Updating loan.			XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18217.62.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060185	XXX	XXX	XXX	02/14/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX XXX Please provide TPV	Change status of 'Charges That In Total Cannot Increase More Than XXX Test' from Active to Open Rebuttal.; XXX tolerance violation due to an increase in title fees in section B. XXX in file dated XXX address addition of transfer taxes only. ; XXX - Received PCCD letter, PCCD dated XXX, and refund check in the amount of XXX. Updating loan.		Third Party Valuation Product Provided.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18217.62.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060185	XXX	XXX	XXX	02/14/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX XXX Please provide TPV	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.; XXX tolerance violation due to an increase in title fees in section B. XXX in file dated XXX address addition of transfer taxes only. ; XXX - Received PCCD letter, PCCD dated XXX, and refund check in the amount of XXX Updating loan.		Third Party Valuation Product Provided	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18217.62.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060417	XXX	XXX	XXX	02/15/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'TILA Right of Rescission Test' from Active to Open Rebuttal.; XXX - Received PCCD letter, PCCD dated XXX, and refund check in the amount of XXX. Updating loan. ; consummation date is XXX. Input error. ; Per the final CD the disbursement date is XXX and the ROR rescission date is XXX			XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5514.59.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060417	XXX	XXX	XXX	02/15/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $5514.59.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060212	XXX	XXX	XXX	02/16/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.			Hazard insurance coverage is sufficient.; Hazard insurance coverage is sufficient.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060212	XXX	XXX	XXX	02/16/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060212	XXX	XXX	XXX	02/16/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060188	XXX	XXX	XXX	02/14/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Note Document Indicator is Partial' from Active to Open Rebuttal.; XXX - The Note was not signed by the borrower's on behalf of the XXX. The note was only executed by the Borrower's. Both XXX and Borrower's should be listed. Provide an updated re-executed Note showing Borrowers signing on behalf of the XXX and as themselves. ; XXX - Received updated CRSE. Client acknowledges - Other: Property - closed in XXX. Note was signed by Borrowers only not Borrower's as XXX. Per previous conversations, Note can only be signed by the borrower and not as XXX. Exception cleared.			XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060188	XXX	XXX	XXX	02/14/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.; XXX - Received XXX dated XXX Provide corresponding XXX dated XXX. Per Disclosure Tracking Summary - XXX sent to borrower on XXX ; XXX - Received XXX and XXX dated XXX. Updating loan. ; Per Disclosure Tracking Summary Revised LE XXX is missing, XXX for XXX in file			XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060188	XXX	XXX	XXX	02/14/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Effective Date is after the Note Date	The hazard insurance effective date of XXX is after the note date of XXX	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.; XXX - Received COC dated XXX. Provide corresponding XXX dated XXX. Per Disclosure Tracking Summary - XXX sent to borrower on XXX. ; XXX - Received XXX and XXX dated XXX. Updating loan. ; Per Disclosure Tracking Summary Revised XXX XXX is missing, XXX for XXX in file		Updated hazard insurance provided.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060231	XXX	XXX	XXX	02/16/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13903.61.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060231	XXX	XXX	XXX	02/16/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13903.61.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060195	XXX	XXX	XXX	02/11/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Loan amount is less than the minimum required loan amount' from Active to Acknowledged by Client.; Client provided guideline exception allowing for the loan amount to be less than the minimum required based on XXX FICO, no late on XXX back to XXX (XXX), XXX DTI, housing payment decreasing by XXX/months and XXX LTV.			XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11072.38.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060195	XXX	XXX	XXX	02/11/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11072.38.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060135	XXX	XXX	XXX	03/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9469.92.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060135	XXX	XXX	XXX	03/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9469.92.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060729	XXX	XXX	XXX	02/23/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12097.84.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	D	A	D	D	A	C	D	D	A	D	D	D	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060729	XXX	XXX	XXX	02/23/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fraud Report Missing	Fraud report Missing.; XXX - Fraud report Missing.		XXX	Fraud report Present.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12097.84.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	A	A	D	A	D	D	A	C	D	D	A	D	D	D	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060729	XXX	XXX	XXX	02/23/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Notice of Special Flood Hazards is Missing	The notice of special flood hazards is Missing			The notice of special flood hazards is Not Applicable	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12097.84.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	A	A	D	A	D	D	A	C	D	D	A	D	D	D	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060729	XXX	XXX	XXX	02/23/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Intent to Proceed is Missing	The intent to proceed is Missing		XXX	The intent to proceed is received.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12097.84.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	A	A	D	A	D	D	A	C	D	D	A	D	D	D	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060729	XXX	XXX	XXX	02/23/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12097.84.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	D	A	D	D	A	C	D	D	A	D	D	D	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060271	XXX	XXX	XXX	02/28/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6076.14.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060271	XXX	XXX	XXX	02/28/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6076.14.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060022	XXX	XXX	XXX	01/24/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX XXX - Recieved CDA dated XXX supports appraised value. Exception cleared.; Provide Desk Review. Collateral Desktop was ordered on XXX (p. 1055) but the report is not in the loan documents. Desk Review is needed. Loan amount is XXX CU Score is XXX is Not Eligible.			Third Party Valuation Product Provided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $40873.58.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060022	XXX	XXX	XXX	01/24/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Collateral Destktop was ordered on XXX (p. 1055), but the report is not in the loan documents.; Provide Desk Review. Collateral Desktop was ordered on XXX (p. 1055) but the report is not in the loan documents. Desk Review is needed. Loan amount is XXX CU Score is XXX		XXX	Third Party Valuation Product Provided. XXX - Recieved CDA dated XXX supports appraised value. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $40873.58.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060022	XXX	XXX	XXX	01/24/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; The replacement cost per the appraiser is XXX Insurance coverage of XXX plus the available extension of coverage of XXX is XXX which is not sufficient to cover the replacement of the dwelling.		XXX	Hazard insurance coverage is sufficient.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $40873.58.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060022	XXX	XXX	XXX	01/24/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $40873.58.	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060133	XXX	XXX	XXX	02/23/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10190.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060133	XXX	XXX	XXX	02/23/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10190.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060133	XXX	XXX	XXX	02/23/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Desk Review Received - exception cleared.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
XXX - Received updated 1008 and final 1003.  The "Rental Income" was removed from the calculation.  Updating the loan. ; DTI Calculation is outlined below: ;
;
XXX
XXX
XXX
XXX
;
XXX
;
Per the final 1003 the current residence (XXX) has a Monthly Rental Income of XXX which is included on the final 1008 as "Other" Income. The Mortgage payment (XXX) from this Property was not included in the Liability calculation and no record of Payoff on this account provided.  The Rental Income was not included in our calculation (Lease agreement not provided) and Mortgage Payment was included.;
																	Third Party Valuation Product Provided.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10190.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060206	XXX	XXX	XXX	02/17/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Settlement Cost Booklet was provided more than XXX days from the Originator Application Date' from Active to Open Rebuttal.;
															XXX - 1003 dated (but not signed) XXX in file. There is the "Initial" 1003 dated and signed on XXX in file. Updating loan to resolve issue.			XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $29892.08.; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060206	XXX	XXX	XXX	02/17/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.; XXX - Received LOX - Please see page 1 and the top of XXX of our XXX credit report. The mortgage was originally with XXX and was transferred to XXX. Exception cleared. ; XXX w/ XXX only has XXX months reported, and says it is a purchase money first. 1003 shows XXX years XXX months in primary. No mortgage history on priors that would indicate a refinance of the primary, and no exception approval in file.			XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $29892.08.; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060190	XXX	XXX	XXX	02/22/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; A single entity owns XXX of the project. Ownership by a XXX is limited to XXX. Lender approved the exception, citing the XXX LTV and XXX FICO score as the compensating factors.			XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12678.90.	D	A	A	A	A	A	D	A	D	A	D	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060190	XXX	XXX	XXX	02/22/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Security Instrument Indicator is Partial	The Notary did not fill the date the mortgage was notarised.; Received copy of mortgage with notary section filled out. Confirmation of document being submitted for recording was included. Exception cleared.		XXX	The security instrument indicator is Present. Received copy of mortgage with notary section filled out. Confirmation of document being submitted for recording was included. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12678.90.	D	A	D	A	A	A	D	A	D	A	D	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060190	XXX	XXX	XXX	02/22/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX		XXX	Third Party Valuation Product Provided; Third Party Valuation Product Provided. XXX documentation provided. Updating loan accordingly.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12678.90.	D	A	D	A	A	A	D	A	D	A	D	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060190	XXX	XXX	XXX	02/22/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and XXX is Not Eligible or Unavailable.		XXX	Third Party Valuation Product Provided. XXX documentation provided. Updating loan accordingly.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12678.90.	D	A	D	A	A	A	D	A	D	A	D	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060274	XXX	XXX	XXX	02/16/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060274	XXX	XXX	XXX	02/16/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060268	XXX	XXX	XXX	03/14/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX		XXX	Third Party Valuation Product Provided. XXX provided - updating loan accordingly.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060268	XXX	XXX	XXX	03/14/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.		XXX	Third Party Valuation Provided. CDA provided - updating loan accordingly.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060268	XXX	XXX	XXX	03/14/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock for First Time Home Buyer.; Per guidelines, the payment shock calculation should minus XXX point making the Payment Shock XXX Exception cleared. ; Per guidelines, the payment shock calculation should minus 1 point making the Payment Shock XXX Exception cleared. ; Per guidelines, the payment shock calculation should minus XXX point making the Payment Shock XXX Exception cleared.		XXX	Payment shock of XXX does not exceed the lender guidelines tolerance for payment shock. ; Per guidelines, the payment shock calculation should minus XXX point making the Payment Shock XXX Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060268	XXX	XXX	XXX	03/14/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days. Per recent guidance received on XXX client acknowledges HPML loans. ; Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days. Per recent guidance received on XXX client acknowledges HPML loans.		XXX	Per recent direction received on XXX client acknowledges HPML loans.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060268	XXX	XXX	XXX	03/14/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.; XXX - Received copy of XXX. Updating Insurance information - exception cleared. ; Please provide XXX if available.		The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.	D	A	A	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060270	XXX	XXX	XXX	03/08/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10928.78.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060270	XXX	XXX	XXX	03/08/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10928.78.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060728	XXX	XXX	XXX	03/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	Change status of 'Initial Loan Estimate Delivery Date Test (from application)' from Active to Open Rebuttal.; XXX - Initial Loan Application date and XXX are dated XXX. Updated information to re-run XXX.	XXX	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9801.65.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060728	XXX	XXX	XXX	03/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.; XXX - Initial Loan Application date and XXX are dated XXX. Updated information to re-run XXX.			XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9801.65.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060728	XXX	XXX	XXX	03/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Missing bank statement questionnaire and CPA letter to indicate business expense ratio of XXX as stated on the bank statement XXXsheet.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.; XXX - Initial Loan Application date and XXX are dated XXX. Updated information to re-run XXX.	XXX	XXX - Received Business Questionnaire showing expense Ratio of XXX Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9801.65.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060728	XXX	XXX	XXX	03/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	Change status of 'Charges That In Total Cannot Increase More Than XXX Test' from Active to Open Rebuttal.; XXX - Initial Loan Application date and XXX are dated XXX Updated information to re-run XXX.		The exception 'No Credit Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9801.65.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060725	XXX	XXX	XXX	03/10/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.; XXX - Initial Loan Application date and XXX are dated XXX. Updated information to re-run XXX.		Loan is either XXX and/or the CU score is XXX or less	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7610.76.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060725	XXX	XXX	XXX	03/10/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7610.76.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060725	XXX	XXX	XXX	03/10/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7610.76.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060266	XXX	XXX	XXX	03/28/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23870.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060266	XXX	XXX	XXX	03/28/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23870.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060266	XXX	XXX	XXX	03/28/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX XXX party valuation is required per guidelines as loan amount is greater than XXX			Third Party Valuation Product Provided; Third Party Valuation Product Provided	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $23870.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060042	XXX	XXX	XXX	03/17/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10945.78.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024060042	XXX	XXX	XXX	03/17/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage APR Threshold Finding	This loan has an APR that exceeds the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien on a manufactured home is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien a non-manufactured home is less than XXX but greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a second lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount on a first lien a non-manufactured home or a second lien is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX	Loan is not subject to XXX exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10945.78.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024060042	XXX	XXX	XXX	03/17/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10945.78.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024060042	XXX	XXX	XXX	03/17/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10945.78.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024060198	XXX	XXX	XXX	03/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.

XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7853.86.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024060198	XXX	XXX	XXX	03/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7853.86.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024060198	XXX	XXX	XXX	03/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7853.86.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024060393	XXX	XXX	XXX	03/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
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2024060393	XXX	XXX	XXX	03/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
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2024060393	XXX	XXX	XXX	03/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date and Changed Circumstances Date Test	This loan failed the initial closing disclosure delivery date and changed circumstances date test. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F) , and (D) as amended in XXX , and 12 CFR §1026.19(e)(4)(i) )The initial closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(4)(i) (revised loan estimate disclosure) and §1026.19(e)(4)(ii) (relationship to closing disclosure).This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneIf a creditor uses a revised estimate for the purpose of determining good faith for the XXX tolerance and XXX tolerance categories under §1026.19(e)(3)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §1026.19(e)(1)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §1026.19(e)(3)(iv)(A) through (C), (E) and (F) applies; orNo later than XXX business days after the date the interest rate is locked, for revision provided under §1026.19(e)(3)(iv)(D). The revised version of the disclosures required under §1026.19(e)(1)(i) shall contain the revised interest rate, the points disclosed pursuant to §1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms.Official Interpretations12 C.F.R. §1026.19(e)(4)(ii)Relationship to disclosures required under §1026.19(f)(1)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i)...However, if a creditor uses a revised estimate pursuant to § 1026.19(e)(3)(iv) for the purpose of determining good faith under § 1026.19(e)(3)(i) and (ii), § 1026.19(e)(4)(i) permits the creditor to provide the revised estimate in the disclosures required under § 1026.19(f)(1)(i) (including any corrected disclosures provided under § 1026.19(f)(2)(i) or (ii)).	This compliance test 'Initial Closing Disclosure Delivery Date and Changed Circumstances Date Test' is no longer tested	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
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2024060393	XXX	XXX	XXX	03/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test	This loan failed the revised closing disclosure delivery date and changed circumstances date test. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F) , and (D) as amended in XXX , 12 CFR §1026.19(e)(4)(i) )The revised closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(4)(i) (revised loan estimate disclosure) and §1026.19(e)(4)(ii) (relationship to closing disclosure). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneIf a creditor uses a revised estimate for the purpose of determining good faith for the XXX tolerance and XXX tolerance categories under §1026.19(e)(3)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §1026.19(e)(1)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that XXX of the reasons for revision provided under §1026.19(e)(3)(iv)(A) through (C), (E) and (F) applies; orNo later than XXX business days after the date the interest rate is locked, for revision provided under §1026.19(e)(3)(iv)(D). The revised version of the disclosures required under §1026.19(e)(1)(i) shall contain the revised interest rate, the points disclosed pursuant to §1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms.Official Interpretations12 C.F.R. §1026.19(e)(4)(ii)Relationship to disclosures required under §1026.19(f)(1)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i)...However, if a creditor uses a revised estimate pursuant to § 1026.19(e)(3)(iv) for the purpose of determining good faith under § 1026.19(e)(3)(i) and (ii), § 1026.19(e)(4)(i) permits the creditor to provide the revised estimate in the disclosures required under § 1026.19(f)(1)(i) (including any corrected disclosures provided under § 1026.19(f)(2)(i) or (ii)).	This compliance test 'Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test' is no longer tested	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
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2024060393	XXX	XXX	XXX	03/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed XXX or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; XXX - Received Signed CPA letter. Exception cleared.	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
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2024060393	XXX	XXX	XXX	03/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX XXX exceed the comparable charges XXX by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains XXX-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX XXX do not exceed the comparable charges XXX by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a XXX-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
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2024060393	XXX	XXX	XXX	03/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
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2024060393	XXX	XXX	XXX	03/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Written List of Service Providers Disclosure Date Test	This loan failed the written list of service providers disclosure date test for XXX or more of the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is either:Less than the XXX business day (counting all calendar days except XXX and specified legal public holidays) before consummation of the transaction; orLater than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.19(e)(1)(e)(1)(iii) §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii).	Change status of 'Evidence of Rate Lock Not Provided' from Active to Open Rebuttal.; Received copy of XXX Confirmation showing lock date of XXX. Exception cleared.	This loan passed the written list of service providers disclosure date test due to the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is not less than the seventh business day (counting all calendar days except XXX and specified legal public holidays) before consummation of the transaction; andThe written list of service providers disclosure date is not later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or mortgage broker receives the consumer's written application.This calculation takes into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least XXX available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii).	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
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2024060393	XXX	XXX	XXX	03/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within XXX business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of XXX distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the XXX for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or XXX for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received a VOE for the borrower dated XXX. Borrower remains active with the company. Exception cleared.	This loan passed the homeownership counseling organizations disclosure date test. ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is within XXX business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or XXX for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation takes into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
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2024060393	XXX	XXX	XXX	03/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX regardless of the actual values on the disclosure.This calculation takes into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	This loan passed the initial loan estimate delivery date test (from application).( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is not later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
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2024060393	XXX	XXX	XXX	03/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX error, once corrected, finding no longer valid. This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
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2024060394	XXX	XXX	XXX	03/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Security Instrument Indicator is Partial	The security instrument indicator is Partial. Mortgage not properly notarized by XXX State of; County of; XXX Date all missing	The security instrument indicator is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
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2024060394	XXX	XXX	XXX	03/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	The affiliate business disclosure is Not Applicable	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
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2024060394	XXX	XXX	XXX	03/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days.	Uploaded the document {XXX}	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
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2024060394	XXX	XXX	XXX	03/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 45.00.. Per XXX INV BS Matrix Oct XXX XXX DTI cannot exceed XXX	Uploaded the document {XXX}	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
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2024060394	XXX	XXX	XXX	03/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	C	B	D	A	D	B	D	C	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060394	XXX	XXX	XXX	03/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Signed XXX is missing	Borrower XXX missing signed XXX	XXX	Signed XXX proviided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	C	B	D	A	D	B	D	C	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060394	XXX	XXX	XXX	03/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX	Third Party Valuation Product Provided; Third Party Valuation Product Provided	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	C	B	D	A	D	B	D	C	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060152	XXX	XXX	XXX	03/28/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Uploaded the document {XXX}	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 95.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 95.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060152	XXX	XXX	XXX	03/28/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 95.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 95.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060175	XXX	XXX	XXX	03/18/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 95.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 95.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060175	XXX	XXX	XXX	03/18/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 95.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 95.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060383	XXX	XXX	XXX	03/23/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16482.43.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060383	XXX	XXX	XXX	03/23/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16482.43.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060383	XXX	XXX	XXX	03/23/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed XXX or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Uploaded the document {XXX}	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16482.43.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060383	XXX	XXX	XXX	03/23/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX .Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	DE error, once corrected, finding no longer valid. This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16482.43.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060383	XXX	XXX	XXX	03/23/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.;	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16482.43.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060398	XXX	XXX	XXX	03/17/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days.	Uploaded the document {XXX}	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15431.99.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060398	XXX	XXX	XXX	03/17/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Interested Party Contribution – Exceeds Guidelines' from Active to Open Rebuttal.;
Received an updated CRSE.  Guidelines state XXX of seller concessions is allowed; Actual - XXX  Comments - The interested Party Contributions of XXX exceed XXX allowable per guidelines.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (total); Qualifying LTV is XXX; Residual Income of XXX; Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Interested Party Contribution – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE.  Guidelines state XXX of seller concessions is allowed; Actual - XXX.  Comments - The interested Party Contributions of XXX exceed XXX allowable per guidelines.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (total); Qualifying LTV is XXX; Residual Income of XXX; Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Interested Party Contribution – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE. Guidelines state XXX of seller concessions is allowed; Actual - XXX Comments - The interested Party Contributions of XXX exceed XXX allowable per guidelines. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (total); Qualifying LTV is XXX; Residual Income of XXX; Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded the document {XXX}	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15431.99.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060398	XXX	XXX	XXX	03/17/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Per Lender Guidelines, not applicable. Cash out is less than XXX Exception cleared.; Per Lender Guidelines, not applicable loan amount is less than XXX	XXX	Third Party Valuation Product Provided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15431.99.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060398	XXX	XXX	XXX	03/17/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.	XXX	Hazard insurance coverage is sufficient.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $15431.99.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060390	XXX	XXX	XXX	03/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16965.18.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060390	XXX	XXX	XXX	03/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Minimum Trade Line Requirement Not Met' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guideline requirement for minimum trade lines is XXX tradelines reporting XXX months with activity in last XXX months. Actual - Borrower has XXX tradeline reporting more than XXX months, but only 1 has activity in the last XXX months. Exception granted. Borrower has XXX tradelines reporting for over XXX months, but only XXX has activity in last XXX months. Credit history/depth is acceptable and an exception has been granted. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Total); Payment Shock is only XXX Reserves of XXX months; REsidual income of XXX Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; crf {XXX}; Uploaded the document {XXX}	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16965.18.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060380	XXX	XXX	XXX	03/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. ; XXX tradeline reported on XXX	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors are: CPA Letter stating XXX expense ratio, Qualifying credit score is XXX, DTI is XXX total, Payment shock is only XXX, Reserves of XXX months, residual income of XXX and qualifying LTV is XXX.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19343.54.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060380	XXX	XXX	XXX	03/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19343.54.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060380	XXX	XXX	XXX	03/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.	Loan is either XXX and/or the CU score is XXX or less	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19343.54.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060159	XXX	XXX	XXX	03/24/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060159	XXX	XXX	XXX	03/24/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines.	XXX	Borrower(s) have met the minimum tradeline requirement per lender guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060399	XXX	XXX	XXX	03/25/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	XXX letter not dated page XXX	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
After additional review - the matrix states a CPA letter is required to confirm percentage of ownership.  Letter in the file state the Secretary of State document was used; but this only shows who filed the paperwork.  The documentation does not confirm who owns the business and percentage.  Exception remains.; Change status of 'Borrower Employment Verification does not meet guidelines' from Cleared to Active.;
After additional review - the matrix states a CPA letter is required to confirm percentage of ownership. Letter in the file state the Secretary of State document was used; but this only shows who filed the paperwork. The documentation does not confirm who owns the business and percentage. Exception remains.; After additional review - the matrix states a CPA letter is required to confirm percentage of ownership. Letter in the file state the Secretary of State document was used; but this only shows who filed the paperwork. The documentation does not confirm who owns the business and percentage. Exception remains.; Uploaded business questionnaire that is filled out by the CPA which states borr is XXX owner of bus {XXX}; Uploaded LOX and supporting docs to document the borr is XXX owner of business {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Received dated CPA letter - XXX Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9580.94.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060399	XXX	XXX	XXX	03/25/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of XXX Summary Report is Missing' from Active to Open Rebuttal.; CDA was provided - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9580.94.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060386	XXX	XXX	XXX	03/15/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	CDA {XXX}; Uploaded the document {XXX}	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12378.74.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060386	XXX	XXX	XXX	03/15/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.	Loan is either XXX and/or the CU score is XXX or less	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12378.74.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060386	XXX	XXX	XXX	03/15/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Missing	The transmittal summary is Missing; Document missing from file	XXX	The transmittal summary is Present	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12378.74.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060157	XXX	XXX	XXX	03/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TILA Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXX The disclosed finance charge of XXX is not considered accurate because it is understated by more than XXX	This loan passed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXX The disclosed finance charge of XXX is considered accurate because:It is understated by no more than XXX orIt is greater than the amount required to be disclosed.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060157	XXX	XXX	XXX	03/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to XXX of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX regardless of the actual values on the disclosure.This calculation takes into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	This loan passed the initial loan estimate delivery date test (from application).( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is not later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060157	XXX	XXX	XXX	03/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX .Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	DE error, once corrected, finding no longer valid. This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060157	XXX	XXX	XXX	03/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX Test	This loan failed the charges that in total cannot increase more than 1XXX0% test. (12 CFR §1026.19(e)(3)(ii))The loan contains XXX-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) exceed the comparable charges XXX by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the XXX-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the XXX-party service, consistent with §1026.19(e)(1)(vi).	DE error, once corrected, finding no longer valid. This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains XXX-party services that the consumer was permitted to shop for and the charges were in good XXX according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) do not exceed the comparable charges XXX by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for XXX-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060157	XXX	XXX	XXX	03/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060157	XXX	XXX	XXX	03/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TRID Total of Payments Test	This loan failed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is XXX The disclosed total of payments of XXX is not considered accurate because it is understated by more than XXX	This loan passed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is XXX The disclosed total of payments of XXX is considered accurate because:It is understated by no more than XXX orIt is greater than the amount required to be disclosed.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060157	XXX	XXX	XXX	03/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Written List of Service Providers Disclosure Date Test	This loan failed the written list of service providers disclosure date test for XXX or more of the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except XXX and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.19(e)(1)(e)(1)(iii) §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least XXX available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii).	This loan passed the written list of service providers disclosure date test due to the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is not less than the XXX business day (counting all calendar days except XXX and specified legal public holidays) before consummation of the transaction; andThe written list of service providers disclosure date is not later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or mortgage broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least XXX available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060157	XXX	XXX	XXX	03/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060157	XXX	XXX	XXX	03/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060157	XXX	XXX	XXX	03/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060157	XXX	XXX	XXX	03/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.	Change status of 'Note Document Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE.  Guidelines state Max XXX month prepayment penalty.  Actual - XXX month prepayment penalty.  Locked as XXX month XXX.  According to AOMS lock desk, XXX allows. Just not represented on matrix.  Compensating Factors : Qualifying Credit Score is XXX, Reserves of XXX months; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Note Document Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
Received approval for the XXX month Prepayment Penalty exception to the guidelines. Comp factors are XXX FICO, XXX Months Reserves and housing XXX ; Uploaded CRSE for XXX. {XXX}; Uploaded the document {XXX}	Loan is either XXX and/or the CU score is XXX or less	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060158	XXX	XXX	XXX	03/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060158	XXX	XXX	XXX	03/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060158	XXX	XXX	XXX	03/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 80.00.

VOR Option MIN XXX FICO MAX XXX LTV. VOR page 340. File does not have XXX months cancelled checks or proof of rent payment on bank statements.	Original CLTV of XXX adheres to the guideline maximum CLTV of 85.00.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060158	XXX	XXX	XXX	03/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 80.00 based on a loan amount of XXX and value used for LTV of XXX
VOR Option MIN XXX FICO MAX XXX LTV. VOR page 340. File does not have XXX months cancelled checks or proof of rent payment on bank statements.	Original LTV of XXX adheres to the guideline maximum LTV of 85.00.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060158	XXX	XXX	XXX	03/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of 700.

VOR Option MIN XXX FICO MAX XXX LTV. VOR page 340. File does not have XXX months cancelled checks or proof of rent payment on bank statements.	Underwriting FICO of XXX is greater than or equql to the minimum required guideline FICO of 660.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060158	XXX	XXX	XXX	03/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of -XXX months or $-XXX are less than the Guidelines minimum required of 6.00 or XXX XXX Large Deposit into to XXX, LOE page 33.
Co-Borrower received a XXX loan in the amount of XXX on XXX into XXX.
Co-Borrower transferred XXX from XXX to XXX.
Previous account balance in XXX
Previous account balance in XXX
Borrower business account XXX
Lender approval page 857 states in bold letters “cannot use XXX loans for assets”. There is no exception in file for the use of a XXX loan to fund the purchase of the subject property.
XXX	The liquid reserves of XXX months or XXX is greater than or equal to the Guidelines minimum required of 6.00 or XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060158	XXX	XXX	XXX	03/29/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX
$XXX Large Deposit into to XXX, LOE page 33.
Co-Borrower received  XXX loan in the amount of XXX on XXX into XXX
Co-Borrower transferred XXX from XXX to XXX.
Previous account balance in XXX on XXX was XXX
Previous account balance in XXX on XXX was XXX
Borrower business account XXX has a balance of XXX and XXX has a balance of XXX
Lender approval page XXX states in bold letters “cannot use XXX loans for assets”. There is no exception in file for the use of a XXX loan to fund the purchase of the subject property.
XXX	Sufficient cash to close is documented.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060387	XXX	XXX	XXX	03/24/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Is Completion Certificate in file is No	The appraisal was completed "Subject To" however, the file is missing the Completion Certificate.	XXX	The Completion Certificate provided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060387	XXX	XXX	XXX	03/24/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Desk Review variance to appraised value exceeds XXX	Third party Desk Review variance of -XXX exceeds XXX maximum allowed.	Additional third party valuation requested to support value.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060387	XXX	XXX	XXX	03/24/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Per guidelines, TPV not required. Cash Out less than XXX LTV XXX Exception cleared.	XXX	Third Party Valuation Product Provided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060387	XXX	XXX	XXX	03/24/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Note Document Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines state XXX year Prepayment Penalty - penalty of XXX months interest. Actual - XXX year Prepayment Penalty - Penalty of XXX of original balance. ACOA allows the XXX on this loan however the matrix does not reflect it. Compensating Factors : Qualifying Credit Score is XXX; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded CRSE for Prepayment Penalty type and Tradelines {XXX}; Uploaded the document {XXX}	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060371	XXX	XXX	XXX	03/24/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Minimum Trade Line Requirement Not Met' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE - Per guidelines, XXX tradelines revolving for XXX months with activity in the last XXX months. Actual - XXX tradline has revolved for XXX months with activity in last XXX months. Several other tradelines on credit but have no activity in the last XXX months. Mtg not on credit - VOM in file - only open for XXX months. Compensating Factors : Qualifying Credit Score is XXX; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded CRSE for tradelines - to the other condition {XXX}	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $26967.82.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060371	XXX	XXX	XXX	03/24/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	No current verification of business continuation in file prior to closing- business licenses from XXX to XXX however no CPA letter and no VVOE prior to closing with current dates. File only contains EIN-business licenses.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $26967.82.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060433	XXX	XXX	XXX	03/28/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19384.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060433	XXX	XXX	XXX	03/28/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19384.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060433	XXX	XXX	XXX	03/28/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared.	XXX	Third Party Valuation Product Provided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19384.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060433	XXX	XXX	XXX	03/28/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared.	XXX	Third Party Valuation Product Provided	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $19384.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060151	XXX	XXX	XXX	03/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared.	Third Party Valuation Product Provided.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 95.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 95.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13818.80.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060151	XXX	XXX	XXX	03/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Provided.	Third Party Valuation Product Provided.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 95.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 95.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13818.80.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060151	XXX	XXX	XXX	03/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.	Third Party Valuation Product Provided.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 95.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 95.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13818.80.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060151	XXX	XXX	XXX	03/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 95.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 95.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13818.80.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060151	XXX	XXX	XXX	03/22/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 95.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 95.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13818.80.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060218	XXX	XXX	XXX	03/18/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060218	XXX	XXX	XXX	03/18/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060218	XXX	XXX	XXX	03/18/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Original PI Payment on Note does not equal XXX Payment on Final Closing Disclosure	The principal and interest payment on the Final Closing Disclosure does not match the original principal and interest payment payment XXX on the Note.	Original PI Payment on Note matches Final CD	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060218	XXX	XXX	XXX	03/18/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060218	XXX	XXX	XXX	03/18/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	DE corrected.This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060218	XXX	XXX	XXX	03/18/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Change status of 'Minimum Trade Line Requirement Not Met' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines require XXX traqdelines revolving for XXX months w/ activity in the past XXX months. Actual - Borrower has one XXX month tradeline w/ activity in past XXX months. Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX months; Qualifying LTV is XXX, Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded CRSE for tradelines and mortgage history {XXX}; Uploaded the document {XXX}	DE corrected. This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060423	XXX	XXX	XXX	04/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines required at least XXX tradeline to be a mortgage. Borrower has no mortgage history. Lives with spouse - spouse owns primary residence free and clear. Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX months; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded CRSE for tradelines and mortgage history to other condition. {XXX}	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21720.38.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060423	XXX	XXX	XXX	04/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21720.38.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060170	XXX	XXX	XXX	03/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared.	XXX	Third Party Valuation Product Provided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17837.36.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060170	XXX	XXX	XXX	03/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Cash out exceeds XXX TPV required by guidelines	Third Party Valuation Product Provided; Third Party Valuation Product Provided	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17837.36.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060170	XXX	XXX	XXX	03/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17837.36.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060170	XXX	XXX	XXX	03/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Charges That In Total Cannot Increase More Than 10% Test' from Open Rebuttal to Active.;
Final CD was provided to compliance for review. ;
;
XXX - XXX violation is due to missing the service provider list. E consent shows this was sent to the borrower but not in file. Unable to determine if section C fees were paid to a service provider therefore they are tested as XXX tolerance. A service providers list may clear the violation. ; Final CD was provided to compliance for review. ; Sent Final Signed CD {XXX}; Sent SPL {XXX}; Service Provider list provided to compliance for review. ; XXX Cure Required. Refund in the amount of XXX, cure package requires a XXX, XXX, Copy of Refund Check, and Proof of Delivery or Valid XXX. The XXX tolerance is due to increased Title Doc Prep, Title Closing Fee and Recording Fee from Initial  XXX to  XXX;
;
Final CD missing - XXX in file dated XXX;
;
; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17837.36.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060170	XXX	XXX	XXX	03/25/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: ; Loan is being treated as delayed financing, which is allowed for up to 6 months after purchase. Last recorded transfer per appraiser was XXX for XXX File contains XXX appraisals, both by the same appraiser and both with the same effective date. The report signed XXX has a value of XXX The report signed XXX has a value of XXX The lender used the higher value to compute the LTV/CLTV - XXX	Updated valuation product provided. Value supported.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17837.36.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060164	XXX	XXX	XXX	04/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval; The Lender's Bank Statement analysis in file calculated the monthly income to be XXX The lender used XXX as the qualifying income. There is no explanation for the discrepancy found in the file. DTI as approved is XXX DTI as reviewed is XXX	XXX	The borrower income verification does match approval	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13855.62.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060164	XXX	XXX	XXX	04/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13855.62.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060164	XXX	XXX	XXX	04/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13855.62.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060162	XXX	XXX	XXX	03/31/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21486.50.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060162	XXX	XXX	XXX	03/31/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Guideline Seasoning not Met' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE. Seasoning requirements are not met. Borrower purchased subject property XXX months prior to closing; guidelines require XXX months of seasoning. Purchased subject XXX and subject transaction closed XXX, lenth of ownership of the property XXX day shy of XXX months. XXX month required. Compensating Factors : Scores exceeds Min Req'd; Verified Reserves are XXX; Bwr has Experience owning Investment Properties. Lender provided exception for the loan not meeting the guideline requirements. ; Sent Exception {XXX}; Uploaded the document {XXX}	The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21486.50.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060162	XXX	XXX	XXX	03/31/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	DTI Provided Test	This loan failed the DTI provided test. (XXX. Code §46(2)(g))
This loan did not provide the debt-to-income ratio. In performing an analysis to determine whether an applicant will have the ability to repay an offered loan, a licensee must consider, verify and document the fixed expenses of the applicant.	Change status of 'Interested Party Contribution – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines show max XXX seller contributions. Actual - XXX seller contributions. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Payment decreasing by XXX; Reserves of XXX Months; Residual Income of XXX; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; upld crse {XXX}; Uploaded the document {XXX}	This loan passed the DTI provided test. (XXX. Code §46(2)(g))
This loan provided the debt-to-income ratio. In performing an analysis to determine whether an applicant will have the ability to repay an offered loan, a licensee must consider, verify and document the fixed expenses of the applicant.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21486.50.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060162	XXX	XXX	XXX	03/31/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	The initial CD issued to the borrower on XXX is missing from the file.	upld updated 1003 {XXX}; Uploaded the document {XXX}	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $21486.50.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060154	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX regardless of the actual values on the disclosure.This calculation takes into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; Initial LE missing from file. Per Disclosure Tracking Summary dated XXX Missing LE day XXX	XXX	This loan passed the initial loan estimate delivery date test (from application).( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $36693.03.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060154	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX .Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Initial LE missing from file. Per Disclosure Tracking Summary dated XXX Missing LE day XXX	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $36693.03.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060154	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX XXX exceed the comparable charges XXX by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; Initial LE missing from file. Per Disclosure Tracking Summary dated XXX Missing LE day XXX	XXX	This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX XXX do not exceed the comparable charges XXX by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $36693.03.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060154	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $36693.03.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060154	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $36693.03.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060154	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $36693.03.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060257	XXX	XXX	XXX	03/30/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Number of Trade lines XXX is less than XXX Page 653 Credit Risk/Exception Approval states Limited Tradelines as N/No.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13693.32.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060257	XXX	XXX	XXX	03/30/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13693.32.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060257	XXX	XXX	XXX	03/30/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.	XXX	Third Party Valuation Product Provided. XXX provided - updating loan accordingly.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $13693.32.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060163	XXX	XXX	XXX	04/05/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9116.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060163	XXX	XXX	XXX	04/05/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Residual income does not meet guidelines.	Residual income of XXX does not meet minimum guidelines.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9116.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060163	XXX	XXX	XXX	04/05/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9116.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060163	XXX	XXX	XXX	04/05/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9116.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060416	XXX	XXX	XXX	04/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	Sent Updated CPA Letter {XXX}; Uploaded the document {XXX}		XXX established and appraisal receipt acknowledged within XXX days.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060416	XXX	XXX	XXX	04/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060416	XXX	XXX	XXX	04/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060416	XXX	XXX	XXX	04/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.			Third Party Valuation Product Provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060403	XXX	XXX	XXX	04/06/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060403	XXX	XXX	XXX	04/06/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060403	XXX	XXX	XXX	04/06/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of XXX (XXX) 1003 and approval listed a XXX that has not been presented. Please provide	Sent XXX; No addt'l valuation is req'd {XXX}; Uploaded the document {XXX}	XXX	The liquid reserves of XXX months or XXX is greater than or equal to the Guidelines minimum required of 6.00 or XXX	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060148	XXX	XXX	XXX	04/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX have been uploaded and no addt'l valuation is req'd {XXX}	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060148	XXX	XXX	XXX	04/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	XXX have been uploaded and no addt'l valuation is req'd {XXX}	The exception 'No Credit Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060381	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXand the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14075.62.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060381	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14075.62.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060381	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14075.62.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060381	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.	Loan is either XXX and/or the CU score is XXX or less	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $14075.62.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060410	XXX	XXX	XXX	04/08/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Sent Re-Cert of Value for Original Appraisal {XXX}; Uploaded the document {XXX}	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26008.62.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	C	A	D	A	A	A	C	C	C	A	D	C	D	A	C	C	C	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060410	XXX	XXX	XXX	04/08/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Origination Appraisal is Partial	Origination Appraisal is Partial.; Appraisal shows as purchase transaction and XXX when this transaction is a cash out refinance for investor property.	XXX	Origination appraisal is Present.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26008.62.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	C	A	D	A	A	A	C	C	C	A	D	C	D	A	C	C	C	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060410	XXX	XXX	XXX	04/08/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Loan Purpose is indicated as Unavailable	Loan purpose is indiciated as Unavailable; Loan approved as cash out refinance NOO for subject property; per GLs property must be owned for a minimum of XXX months; per purchase CD in file page 711 property purchased XXX per CD in file which is outside the minimum XXX months required. No exception for less than XXX months ownership in file.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
Client provided guidelines exception allowing housing history LTV below program max of XXX, residual income of XXX and XXX years of business stability.	XXX	Loan purpose is indicated as Cash Out: Other Multi purpose Unknown purpose	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26008.62.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	C	A	D	A	A	A	C	C	C	A	D	C	D	A	C	C	C	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060378	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Signed XXX is missing	Borrower XXX missing signed XXX	XXX	Signed XXX proviided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12850.60.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060378	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Housing history does not meet guidelines. Per lender exception notes page 740- XXX months rents verified; however, the file is missing the XXX months VOR- cancelled checks and/or documentation for the XXX rents provided by leases: XXX and XXX Lender to provide XXX months VOR for review and per exception approval.	XXX	Housing delinquency meets guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12850.60.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060378	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	GL min tradelines XXX months within last XXX months; actual XXX months within last XXX months.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12850.60.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060378	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12850.60.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060378	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Originator XXX is Not Active	XXX license for XXX shows XXX XXX	The originator XXX status is Active	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $12850.60.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024060389	XXX	XXX	XXX	04/05/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval: Missing business bank statement Retail Express XXX for XXX. The file contains a bank statement for XXX however its for the borrower's second business.	XXX	The borrower income verification does match approval	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060389	XXX	XXX	XXX	04/05/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060191	XXX	XXX	XXX	04/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060191	XXX	XXX	XXX	04/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060401	XXX	XXX	XXX	04/12/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17797.81.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060401	XXX	XXX	XXX	04/12/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'XXX Average Prime Offer Rate APR Threshold Exceeded' from Active to Cured Post Close.; Exempt - Loan amount greater than XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17797.81.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060401	XXX	XXX	XXX	04/12/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17797.81.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060401	XXX	XXX	XXX	04/12/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.	AVM provided that supports value. Condtion cleared	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17797.81.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060401	XXX	XXX	XXX	04/12/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	Housing delinquency meets guidelines.; Housing delinquency meets guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $17797.81.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060388	XXX	XXX	XXX	04/06/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060388	XXX	XXX	XXX	04/06/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; The initial CD issued XXX is missing from the file.		XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060361	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060361	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.;
Received CRSE - Other:Income. Actual XXX Comments - CPA letter indicating expenses do not exceed XXX, however the matrix dated XXX and Guideines require a minimum expense ratio of 30%. Compensating Factors : Qualifying Credit Score is XXX; XXX (Housing Ratio) or XXX (Total); Residual Income of XXX; Borrower with same Employer/Business for XXX years. Acknowledged by client.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060379	XXX	XXX	XXX	04/05/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060379	XXX	XXX	XXX	04/05/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared:

1. Fraud shows Borrower has filed XXX with a dimissal date of XXX However, final 1003 shows no previous XXX in past XXX years.

2. Fraud report shows other XXX names for borrower. Borrower to address (specifially "XXX"). ; Fraud indicates undisclosed REO. Bank statements indicate income from an XXX Borrower to provide proof of which property is listed on XXX	XXX	Alerts from Fraud Report have been cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060379	XXX	XXX	XXX	04/05/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Cash to Borrower Exceeds Maximum Allowable	Cash to borrower exceeds maximum allowable. Guideline maximum amount to borrower is: Cash to borrower is XXX as payoffs to XXX CU and XXX were not required and were not attached to subject property.	XXX	Cash to borrower does not exceed maximum allowable.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060379	XXX	XXX	XXX	04/05/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Bank statements for borrowers construction company indicate income from XXX and XXX Borrower to provide proof of which property is listed on XXX and XXX Book Transfer credits from XXX XXX. Borrower to provide LOX ; Borrower states income is from business listed as XXX. However, there are a large number of deposits from XXX and XXX. Both to Borrower and to XXX. Removing these deposits reduces borrower's income.	XXX	The borrower income verification does match approval	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060379	XXX	XXX	XXX	04/05/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Title Issues Present	The following issues were noted: Original lien to XXX in the amount of XXX on title, does not show as being released. Provide proof loan to XXX has been paid in full/released.	XXX	The exception 'Title Issues Present' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060372	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20186.18.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060372	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20186.18.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060372	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20186.18.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060155	XXX	XXX	XXX	03/30/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	XXX	Housing delinquency meets guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060155	XXX	XXX	XXX	03/30/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX CDA received - updated loan accordingly	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
Received updated CRSE. Payment Shock: Exceeds Max of XXX Actual - Payment Shock is XXX. Exception comments - Bwr has Low ratios/LTV. Compensating Factors : Qualifying Credit Score is XXX; XXX (Housing Ratio) or XXX (Total); Qualifying LTV is XXX; Verified Reserves are XXX; Residual Income of XXX; Borrower with same Employer/Business for XXX years. Acknowledged by client.	XXX	Third Party Valuation Product Provided.; CDA received - updated loan accordingly	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060155	XXX	XXX	XXX	03/30/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CDA received - updated loan accordingly	Third Party Valuation Product Provided. Desk Review received - updated loan accordingly. ; Third Party Valuation Product Provided. Per Lender Guidelines, not applicable. Cash out is less than XXX and loan amount is less than XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060155	XXX	XXX	XXX	03/30/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.

XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060155	XXX	XXX	XXX	03/30/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Originator NMLS is Not Active' from Active to Open Rebuttal.; Received confirmation - State of XXX is behind on approvals in XXX. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060155	XXX	XXX	XXX	03/30/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 13320.06 or XXX	XXX	The liquid reserves of XXX months or XXX is greater than or equal to the Guidelines minimum required of 6.00 or XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060178	XXX	XXX	XXX	04/05/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $25444.18.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060178	XXX	XXX	XXX	04/05/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $25444.18.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060035	XXX	XXX	XXX	04/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	Change status of 'Higher-Priced Mortgage Loan Test' from Active to Open Rebuttal.;
Per attestation dated XXX, investor guidelines permit HPML loans. Condition is cleared.;
 ; Change status of 'Higher-Priced Mortgage Loan Test' from Open Rebuttal to Cured Post Close.;
Exception is cleared per XXX attestation XXX.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10434.99.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060035	XXX	XXX	XXX	04/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10434.99.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060035	XXX	XXX	XXX	04/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Final Loan Application is Missing' from Active to Open Rebuttal.;
Received copy of final 1003 resigned by the borrower on XXX confirming all information is valid. Exception cleared. ; Please provide Final Loan Application as its missing from the file.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10434.99.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060035	XXX	XXX	XXX	04/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Originator XXX is Not Active	The originator XXX status is Not Active at the time of closing. XXX site shows that it was active on XXX but not prior to when the loan closed. Please advise.	The originator XXX status is Active	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10434.99.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060025	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; File missing revised LE XXX that align with COC dated XXX The Loan Origination, Appraisal, and Transfer Tax fees increased totaling XXX	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $44380.60.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060025	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	XXX fees were added to the final CD XXX with no explanation in COC. Please provide XXX refund and proof of mailing for XXX Title E recording Fee XXX Title Closing protection letter XXX and Title Search for XXX	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $44380.60.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060025	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; File missing revised LE XXX that align with COC dated XXX The Loan Origination, Appraisal, and Transfer Tax fees increased totaling XXX	Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; Received copy of XXX showing no entries. Exception cleared.	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $44380.60.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060025	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $44380.60.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060050	XXX	XXX	XXX	03/31/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	Change status of 'TRID Monitor Timing of Disclosures Finding' from Active to Open Rebuttal.;
Received CD w/ corresponding XXX dated XXX. Updating loan accordingly. ; The initial CD issued XXX is missing from the file.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11490.06.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060050	XXX	XXX	XXX	03/31/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
Received CD w/ corresponding XXX dated XXX. Updating loan accordingly. ; The initial CD issued XXX is missing from the file.	The exception 'No Compliance Findings' is cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11490.06.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060050	XXX	XXX	XXX	03/31/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11490.06.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060050	XXX	XXX	XXX	03/31/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
Received letter to borrower; updated 1003; XXX; with confirmation of receipt to borrower. The 1003 was corrected showing proper ownership in the property owned section. Exception cleared. ; Received copy of Email to Borrower with an updated 1003. Need read receipt of confirmation from borrower email was received. ; Received letter to borrower; updated 1003; XXX; with confirmation of receipt to borrower. The 1003 was corrected showing proper ownership in the property owned section. Exception cleared. ; Received updated 1003. Need re-executed by borrower to confirm changes.	Loan is either XXX and/or the CU score is XXX or less	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $11490.06.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060005	XXX	XXX	XXX	04/08/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18932.27.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060005	XXX	XXX	XXX	04/08/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18932.27.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060003	XXX	XXX	XXX	04/13/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10697.90.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060003	XXX	XXX	XXX	04/13/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10697.90.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060003	XXX	XXX	XXX	04/13/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Desk Review received - updated loan accordingly.	XXX	Third Party Valuation Product Provided.; Desk Review received - updated loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10697.90.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060003	XXX	XXX	XXX	04/13/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Desk Review received - updated loan accordingly.	Third Party Valuation Product Provided; XXX Valuation Product Provided. Desk Review received - updated loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $10697.90.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060016	XXX	XXX	XXX	04/14/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16039.30.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060016	XXX	XXX	XXX	04/14/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16039.30.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060016	XXX	XXX	XXX	04/14/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16039.30.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060040	XXX	XXX	XXX	04/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Per Lender guidelines, not applicable loan amountis less than XXX Exception cleared. ; Per Lender Guidelines, not applicable. Loan amount is less than XXX Exception cleared.	Change status of 'Third Party Valuation Product Not Provided and XXX; Warrant Relief is Not Eligible or Unavailable.' from Active to XXX.;
Per Lender Guidelines, not applicable loan amount is less than XXX and CU score is XXX ; Per Lender Guidelines, not applicable loan amount is less than XXX and CU score is XXX. Exception Cleared.	XXX	Third Party Valuation Product Provided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16607.64.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060040	XXX	XXX	XXX	04/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, and appraisal receipt acknowledged within XXX days.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16607.64.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060040	XXX	XXX	XXX	04/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16607.64.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060040	XXX	XXX	XXX	04/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16607.64.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060040	XXX	XXX	XXX	04/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Tolerance violation due to an addition of the Title Abstract fee XXX with no mention on the COC.	DE corrected.This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16607.64.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060040	XXX	XXX	XXX	04/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.; XXX; Client provided missing CRSE.	DE corrected. This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the XXX specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16607.64.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060040	XXX	XXX	XXX	04/01/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	DE corrected. This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $16607.64.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060055	XXX	XXX	XXX	04/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $20419.98.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060055	XXX	XXX	XXX	04/11/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $20419.98.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060009	XXX	XXX	XXX	04/06/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; NON-QM loan, N/A.	Change status of 'CoBorrower Employment Verification Level is Missing' from Active to Open Rebuttal.;
Received VOE for Bwr and Co-Bwr dated after closing. Both verify borrower's were employed and are currently employed with the companies. Exception cleared. ; Missing B2 VOE or WVOE from XXX for XXX within XXX days of closing or at any point post-closing. Lender to provide missing VOE or WVOE within the stated time period.	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060009	XXX	XXX	XXX	04/06/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060009	XXX	XXX	XXX	04/06/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060263	XXX	XXX	XXX	08/18/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Original PI Payment on Note does not equal XXX Payment on Final Closing Disclosure	Final CD (datedXXX) shows XXX Year Interest Only, Fixed Rate" . This information is NOT disclosed on the Note and only shows the loan is a XXX Year Fixed Rate. Calculation with loan of XXX at XXX for XXX years shows to be XXX Further clarification is needed (updated note; updated CD; etc.)		XXX		XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060263	XXX	XXX	XXX	08/18/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060063	XXX	XXX	XXX	09/09/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'TRID Monitor Timing of Disclosures Finding' from Active to Open Rebuttal.; Received CD dated XXX. Updating loan accordingly.			XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060063	XXX	XXX	XXX	09/09/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.; Received CD dated XXX. Updating loan accordingly. ; Missing Initial CD from the file			XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060063	XXX	XXX	XXX	09/09/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Property is located in a XXX disaster area	Property is located in a XXX disaster area with no post disaster inpection; XXX - Received XXX letter clearing property of any damage after stated XXX disaster letter.
XXX - Property is located in a XXX disaster area with no post disaster inpection	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
															Received copy of Housing Payments to XXX. XXX consecutive months confirmed. Exception cleared. ; XXX; No housing history received. Exception stands.		Post disaster inspection confirms no property damage	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060458	XXX	XXX	XXX	09/08/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Initial Loan Application is Missing	Missing Copy of Initial Loan Application; XXX - Loan Application provided. Document is not executed and is missing pages 9 & XXX Please provide executed full Initial application dated on XXX
														XXX - Missing Copy of Initial Loan Application	Change status of 'Originator NMLS is Not Active' from Active to Open Rebuttal.; XXX; Client provided NMLS printout showing active for XXX. Originator XXX also shows active in lookup.	XXX	Received copy of initial loan application	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9077.02.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060458	XXX	XXX	XXX	09/08/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9077.02.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060458	XXX	XXX	XXX	09/08/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $9077.02.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060461	XXX	XXX	XXX	09/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060461	XXX	XXX	XXX	09/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX		XXX		XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060461	XXX	XXX	XXX	09/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060461	XXX	XXX	XXX	09/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060461	XXX	XXX	XXX	09/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Title Policy is Missing	Title Policy not found in images.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
															Received copy of CD for XXX. CD shows several accounts being paid off at the refinance. Updating loan accordingly.	XXX	Title policy is Present	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060461	XXX	XXX	XXX	09/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	All Interested Parties Not Checked against Exclusionary Lists	All Interested Parties Not Checked against Exclusionary Lists: Seller, Real Estate Agents, Title Company, XXX, Appraisers.		XXX	All Interested parties were checked and cleared with Exclusionary Lists	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060461	XXX	XXX	XXX	09/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q.
 (1) Page 377 Private Party Promissory Note and Page 452 Mortgage for Current Residence XXX No evidence mortgage paid in full or complete mortgage payment history. Page 343 XXX statement shows payment XXX XXX to Note Holder XXX. (2) Guidelines LTV/CLTV over XXX NO XXX. Page XXX Chapter XXX Discharged XXX and Page 88 Foreclosure Sale XXX (3) The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX Page 21 Exception for reserve requirement.
														Verified Assets Page 349 XXX. Page 343 XXX (source funds for XXX page 340 and XXX).		XXX	Bank Statement Loan.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060461	XXX	XXX	XXX	09/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient	Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value of XXX Page 378 Note Loan Amount XXX
Page 543 Appraised value XXX Land value XXX = Minimum Coverage required XXX
Page 616 Hazard Insurance Dwelling with Replacement Cost coverage XXX
Page 31 Replacement Cost Estimator XXX	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
															Received copy of CD for XXX. CD shows several accounts being paid off at the refinance. Updating loan accordingly.	XXX	Hazard insurance coverage is XXX. the subject loan amount is XXX with the hazard insurance replacement coverage of Yes and estimated replacement value of XXX; Hazard insurance coverage is XXX, the subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value of XXX.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060461	XXX	XXX	XXX	09/08/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	XXX Check was not completed/Cleared.	All Interested Parties Not Checked against XXX Seller, Real Estate Agents, Title Company, Escrow Company, Appraisers.	Change status of 'Residual income does not meet guidelines.' from Active to Acknowledged by Client.;
															Client provided a guideline exception allowing for residual income less than program requirements based on being an established landlord and professional nurse with a credit score of XXX.	XXX	XXX Check was completed and cleared.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060459	XXX	XXX	XXX	09/07/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Title Policy is Missing	Title policy is Missing; XXX - Preliminary Title Report provided. Report reviewed; no issues. ; Missing from imaged loan file.			Title policy is Present	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060459	XXX	XXX	XXX	09/07/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060453	XXX	XXX	XXX	09/21/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7273.82.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060453	XXX	XXX	XXX	09/21/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and XXX is Not Eligible.; Third Party Valuation Product Not Provided and XXX is Not Eligible.; Per CM, deleting Not Eligible confirmation. Per lender guidelines, the XXX is not applicable.			Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7273.82.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060453	XXX	XXX	XXX	09/21/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fraud Report Missing	Fraud report Missing.; XXX - Fraud Report provided - No issues.			Fraud report Present.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7273.82.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060453	XXX	XXX	XXX	09/21/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX			Third Party Valuation Product Provided; Third Party Valuation Product Provided.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7273.82.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060460	XXX	XXX	XXX	09/10/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			XXX established and appraisal receipt acknowledged within XXX days.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060460	XXX	XXX	XXX	09/10/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of XXX or XXX The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX		XXX		XXX	Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060460	XXX	XXX	XXX	09/10/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024060260	XXX	XXX	XXX	09/17/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060260	XXX	XXX	XXX	09/17/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.		XXX	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060260	XXX	XXX	XXX	09/17/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan Required XXX Test	This loan failed the higher-priced mortgage loan required XXX test. ( 12 CFR §1026.35(b) )This loan fails to collect reserves for either:The payment of homeowner's insurance and property taxes for properties that are not a XXX high rise XXX or planned XXX development, orThe loan contains a custom fee with an associated attribute of "escrow or reserves" but the fee does not have a dollar value listed; orThe payment of property taxes for XXX or high rise XXX or planned unit development.Except as provided in 1026.35(b)(2) regarding exemptions, a creditor may not extend a higher-priced mortgage loan secured by a first lien on a consumer's principal dwelling unless an XXX is established before consummation for payment of property taxes and premiums for mortgage-related insurance required by the creditor, such as insurance against loss of or damage to property, or against liability arising out of the ownership or use of the property, or insurance protecting the creditor against the consumer's default or other credit XXX premiums described in above need not be included in XXX for loans secured by dwellings in condominiums, planned unit developments, or other common interest communities in which dwelling ownership requires participation in a governing association, where the governing association has an obligation to the dwelling owners to maintain a master policy insuring all dwellings.PLEASE NOTE:(1)This test does not consider whether the creditor complies with 12 CFR §1026.35(b)(2)(iii) regarding properties that are located in counties designated as either "rural" or "underserved" by the Consumer Financial Protection Bureau.(2)This test does not XXX for instances when mortgage insurance reserves must be escrowed based on 12 CFR §1026.35. See Higher-Priced Mortgage Loan Alert (below) for full escrow requirements.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
															XXX: Received executed Final 1003. Exception cleared. ; Final 1003 Section XXX states borrower has had no ownership in property the last XXX years, however Credit report reflects a XXX closed on XXX also first page of application states borrower owned for XXX prior to renting current residence. ; Received updated 1003, pending borrower executed version. Advised client.	XXX		XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060260	XXX	XXX	XXX	09/17/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan XXX Alert (12 CFR 1026.35(b))	Loan is a Higher-Priced Mortgage Loan and XXX Indicator is No XXX Compliance Ease report will show additional findings. XXX - Loan is a Higher-Priced Mortgage Loan and XXX Indicator is No XXX	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.;
															Approved Exception for income not meeting the XXX year requirements required by guidelines. Compensating factors: Fico XXX and Housing History payment decreased from XXX rent to XXX mortgage payment.	XXX	XXX established and appraisal receipt acknowledged within XXX days.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060260	XXX	XXX	XXX	09/17/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third party AVM Confidence Score is less than XXX	Third party AVM Confidence Score is less than XXX			AVM provided that supports value. Condtion cleared	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060260	XXX	XXX	XXX	09/17/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060455	XXX	XXX	XXX	12/30/2020	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Property is located in a XXX disaster area	Property is located in a XXX disaster area ; Property is located in a XXX disaster area with no post disaster inpection			Agree with timeline, exception resolved.		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060455	XXX	XXX	XXX	12/30/2020	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060715	XXX	XXX	XXX	03/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $25096.80.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
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2024060715	XXX	XXX	XXX	03/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $25096.80.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
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2024060715	XXX	XXX	XXX	03/04/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Per lender Guidelines, a CPA letter confirming percentage of ownership is required. File is missing a CPA letter.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.; Received full XXX chain including LE dated XXX and LE dated XXX. Updating loan accordingly.	XXX	XXX - Per guidelines, if CPA letter not provided - Business Search documentation showing company remains active is required. Business Search documentation provided. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $25096.80.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
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2024060716	XXX	XXX	XXX	03/09/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
Received full XXX chain including LE dated XXX and LE dated XXX. Updating loan accordingly. ; The loan contains charges disclosed on Final CD that were not disclosed on the Initial LE without valid XXX. or cure.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $63224.46.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060716	XXX	XXX	XXX	03/09/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Report from Fast Appraisal dated XXX reflects the same XXX photo was used for both XXX	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.; Received full XXX chain including LE dated XXX and LE dated XXX. Updating loan accordingly.	XXX	Appraisal guideline violation is now acceptable.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $63224.46.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060716	XXX	XXX	XXX	03/09/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	External Obsolescense Present Indicator is Yes	External obsolescence present indicator is No	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $63224.46.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060716	XXX	XXX	XXX	03/09/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $63224.46.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024060711	XXX	XXX	XXX	12/23/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test	This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. ( 12 CFR §1026.19(f)(2)(v) )The post-consummation reason for redisclosure is "post-consummation cure for violation of tolerance/variation" or:The post-consummation revised closing disclosure delivery date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided; orThe provided reimbursement date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; Per XXX Direction Exception is Acknowledged. ; Thank you for providing all the documentation for the above loan. Our Director of Due Diligence Compliance has reviewed the exception and determined the remediation was provided more than XXX days after discovery. Discovery date is defined as the date the TPR sends initial report of violation to lender/assignee. We’ve determined this date to be XXX
														Per the XXX guidelines, if the violations were communicated more than XXX days prior to issuance of the corrected XXX cure, and supporting documents, the exception remains XXX-C.		XXX		XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $40044.78.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060711	XXX	XXX	XXX	12/23/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; XXX Exception is for increased inspection fee after close. inspection fee increased from XXX to XXX PCCD XXX ; Per XXX Direction Exception is Acknowledged. ; Thank you for providing all the documentation for the above loan. Our Director of Due Diligence Compliance has reviewed the exception and determined the remediation was provided more than XXX days after discovery. Discovery date is defined as the date the TPR sends initial report of violation to lender/assignee. We’ve determined this date to be XXX
														Per the XXX guidelines, if the violations were communicated more than XXX days prior to issuance of the corrected XXX cure, and supporting documents, the exception remains XXX	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.; Received XXX dated XXX showing Appraisal - Final Inspection was included. Updating loan accordingly.	XXX	Compliance reviewed further, valid XXX provided. Final grade will be a B.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $40044.78.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060711	XXX	XXX	XXX	12/23/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.; Received XXX dated XXX showing Appraisal - Final Inspection was included. Updating loan accordingly.			XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $40044.78.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060711	XXX	XXX	XXX	12/23/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; Exception is address within the Charges that cannot increase.		XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $40044.78.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060711	XXX	XXX	XXX	12/23/2021	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Reimbursement Date Test	This loan failed the reimbursement date test. (12 CFR §1026.19(f)(2)(v))The reimbursement date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation.; Thank you for providing all the documentation for the above loan. Our Director of Due Diligence Compliance has reviewed the exception and determined the remediation was provided more than XXX days after discovery. Discovery date is defined as the date the TPR sends initial report of violation to lender/assignee. We’ve determined this date to be XXX
Per the XXX guidelines, if the violations were communicated more than XXX days prior to issuance of the corrected PCCD, cure, and supporting documents, the exception remains EV3-C.	XXX	This loan passed the reimbursement date test. (12 CFR §1026.19(f)(2)(v))The reimbursement date is not more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation.; Thank you for providing all the documentation for the above loan. Our Director of Due Diligence Compliance has reviewed the exception and determined the remediation was provided more than XXX days after discovery. Discovery date is defined as the date the TPR sends initial report of violation to lender/assignee. We’ve determined this date to be XXX ;
																	Per the SFIG guidelines, if the violations were communicated more than XXX days prior to issuance of the corrected PCCD, cure, and supporting documents, the exception remains XXX.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $40044.78.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024060131	XXX	XXX	XXX	12/17/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.;
															Received XXX dated XXX showing Appraisal - Final Inspection was included. Updating loan accordingly.			XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $41680.86.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060131	XXX	XXX	XXX	12/17/2021	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $41680.86.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060128	XXX	XXX	XXX	01/12/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
															Client provided a guideline exception allowing for payment shock exceeding maximum allowed per guidelines. Front end DTI &lt; XXX and back end &lt; XXX, XXX LTVm program max XXX, XXX months reserves, program min XXX months, Required residual XXX has XXX.			XXX	Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060128	XXX	XXX	XXX	01/12/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
															Client provided a guidelines exception allowing for tradeline requirement not met, XXX months. DTI front end &lt; XXX and back end &lt; XXX ,XXX LTV, program max XXX, XXX months reserves, program min is XXX months, Residual income of XXX, required XXX			XXX	Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060713	XXX	XXX	XXX	01/21/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
															Received LOX - AO and other lenders typically accept these transactions between landlord and XXX as arms length. In the course of having this landlord and tenant relationship, it would not be uncommon to become friendly. Property sold for market value and there is not indication of the buyer receiving favorable treatment. Property sold for XXX - XXX estimate XXX Tha appraiser indicated this property was sold for market value. Exception cleared.			XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7936.82.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060713	XXX	XXX	XXX	01/21/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7936.82.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060714	XXX	XXX	XXX	01/11/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Is Completion Certificate in file is No	The appraisal was completed "Subject To" however, the file is missing the Completion Certificate.; The appraisal was completed "Subject To" however, the file is missing the Completion Certificate.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.;
Received PCCD with letter,XXXand copy of refund Check in the amount of XXX.  Updating loan accordingly. ; Change status of 'Consummation or Reimbursement Date Validation Test' from Cleared to Cured Post Close.;
															Received PCCD with letter,XXXand copy of refund Check in the amount of XXX. Updating loan accordingly.	XXX	The Completion Certificate is Yes; The Completion Certificate is Yes	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7936.82.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060714	XXX	XXX	XXX	01/11/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Per guidelines, TPV not required. LTV XXX Exception cleared.	Change status of 'Charges That In Total Cannot Increase More Than XXX Test' from Active to Open Rebuttal.;
Received PCCD with letter,XXXand copy of refund Check in the amount of XXX.  Updating loan accordingly. ; Change status of 'Charges That In Total Cannot Increase More Than XXX  Test' from Cleared to Cured Post Close.;
															Received PCCD with letter,XXXand copy of refund Check in the amount of XXX. Updating loan accordingly.		Third Party Valuation Product Provided.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7936.82.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060714	XXX	XXX	XXX	01/11/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.;
Received PCCD with letter,XXXand copy of refund Check in the amount of XXX.  Updating loan accordingly. ; Change status of 'Reimbursement Amount Test' from Cleared to Cured Post Close.;
															Received PCCD with letter,XXXand copy of refund Check in the amount of XXX. Updating loan accordingly.			XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7936.82.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060714	XXX	XXX	XXX	01/11/2022	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client.;
															Client provided a guideline exception allowing for use of the apppraisal that is listing an incorrect lender/client: No AMC. Compensating factors include Qualifying credit score is XXX, XXX (housing Ratio) or XXX (Total), Borrower with the same Employer/Business for XXX years, Verified reserves are XXX, Residual Income of XXX and XXX - last XXX months.			XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $7936.82.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060712	XXX	XXX	XXX	01/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Property is located in a XXX' from Active to Cleared.; Received Post Disaster Inspection report showing No Damage. Exception cleared.			XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18698.74.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060712	XXX	XXX	XXX	01/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18698.74.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060712	XXX	XXX	XXX	01/28/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Per guidelines, TPV not required. Loan amoun XXX Exception cleared.		XXX	Third Party Valuation Product Provided	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $18698.74.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060710	XXX	XXX	XXX	02/18/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $66245.24.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060710	XXX	XXX	XXX	02/18/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $66245.24.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060718	XXX	XXX	XXX	03/23/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Change status of 'Third party AVM Confidence Score is less than XXX from Active to Open Rebuttal.; CDA Received - updating loan accordingly.			XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $22335.60.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060718	XXX	XXX	XXX	03/23/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $22335.60.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024060717	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $24611.51.
; Borrower has stable job time - Borrower has XXX years at job.
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2024060717	XXX	XXX	XXX	04/07/2022	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $24611.51.
; Borrower has stable job time - Borrower has XXX years at job.
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